                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00487

                          Security large cap value fund
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY LARGE CAP VALUE FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

[PICTURE]

[SECURITY FUNDS LOGO]

SEMI-ANNUAL REPORT

MARCH 31, 2005

-     SECURITY EQUITY FUND

      -     ALPHA OPPORTUNITY SERIES

      -     ENHANCED INDEX SERIES

      -     EQUITY SERIES

      -     GLOBAL SERIES

      -     LARGE CAP GROWTH SERIES

      -     MID CAP VALUE SERIES

      -     SELECT 25(R) SERIES

      -     SMALL CAP GROWTH SERIES

      -     SOCIAL AWARENESS SERIES

      -     SECURITY LARGE CAP VALUE FUND

-     SECURITY LARGE CAP VALUE FUND

-     SECURITY MID CAP GROWTH FUND

[SECURITY DISTRIBUTORS, INC. LOGO]
A Member of The Security Benefit Group of Companies

                              SECURITY EQUITY FUND
                          SECURITY LARGE CAP VALUE FUND
                          SECURITY MID CAP GROWTH FUND

                                 MARCH 31, 2005
                               SEMI-ANNUAL REPORT
                                   (unaudited)

                                TABLE OF CONTENTS

Chairman's Letter.....................................................         2
Security Equity Fund
    Alpha Opportunity Series..........................................         3
    Enhanced Index Series.............................................        13
    Equity Series.....................................................        27
    Global Series.....................................................        37
    Large Cap Growth Series...........................................        47
    Mid Cap Value Series..............................................        57
    Select 25(R) Series...............................................        67
    Small Cap Growth Series...........................................        75
    Social Awareness Series...........................................        85
Security Large Cap Value Fund.........................................        95
Security Mid Cap Growth Fund..........................................       105
Notes to Financial Statements.........................................       114
Director's Disclosure.................................................       122
Directors and Officers................................................       124

Chairman's Letter
May 15, 2005

[PHOTO OF JOHN CLELAND CHAIRMAN OF THE BOARD]

TO OUR SHAREHOLDERS:

Once again the markets demonstrated their fickle nature over the short run, as seen in the contrasting investment returns in the 4th quarter 2004 as compared to the 1st quarter of 2005. Although equity returns averaged out to be reasonably good over the six-month period ended March 31, 2005, bond market returns were anemic over this same time frame. In addition, the strong positive returns the equity markets experienced overall in the 4th quarter 2004 did not extend into the 1st quarter of 2005, and in fact turned negative for both stocks and bonds. It appears that the positive investor sentiment that had helped the markets in the post-federal election period at the end of 2004 began to wane during the 1st quarter 2005 as new inflation fears emerged, spurred by a run-up in oil prices.

The market returns are illustrated in the following table, which shows the performance of some of the major indexes in each quarter and for the six-month period as a whole.

                                                RETURN %
                                     ------------------------------
                                     4TH Q    1ST Q    SIX MONTHS
       INDEX                          2004     2005   ENDED 3/31/05
---------------------                -----    -----   -------------
S&P 500                               9.23    -2.15        6.88
S&P Midcap 400                       12.15     -.40       11.70
Russell 2000                         14.09    -5.34        8.00
MSCI EAFE ($US)                      14.98     -.77       14.10
Lehman Aggregate Bond                  .95     -.48         .47

Interest rates generally rose in shorter term securities, while the longest dated bond rates remained flat. As a result, the difference in interest rates between the shorter maturity securities and the longer maturity securities narrowed significantly. This can be seen in the following table which shows interest rates on US Treasury Securities of varying maturities.

                                               % RATES
                                    --------------------------
 US TREASURY MATURITY               9/30/04  12/31/04  3/31/05
---------------------               -------  --------  -------
3 Month                               1.68     2.22      2.80
1 Year                                2.12     2.67      3.30
10 Year                               4.13     4.23      4.50
Long Term (20+ Years)                 4.89     4.88      4.89

As we look ahead to the remainder of the current fiscal year, the potential for a continuation of rising short-term rates as a result of a Federal Reserve tightening policy appears to be the general expectation of the market. The outlook for longer-term rates as well as for stocks is less clear, however. How these play out over the next two quarters will depend to a great extent on the direction of inflation as well as the strength of the economy and corporate earnings.

Overall, through the use of disciplined and professional management, the Security Funds are intended to provide shareholders over the long run the benefits of well-defined and diversified investment strategies. We appreciate your investment in the Funds and welcome any comments or questions you may have.

Sincerely,

/s/ John Cleland

John Cleland
Chairman, The Security Funds

                              SECURITY EQUITY FUND

                            Alpha Opportunity Series

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                      AND

                     [MAINSTREAM INVESTMENT ADVISERS LOGO]

                                   SUBADVISOR,
                         MAINSTREAM INVESTMENT ADVISERS

                                                            SECURITY EQUITY FUND
Performance Summary                                     ALPHA OPPORTUNITY SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

SECURITY ALPHA OPPORTUNITY SERIES VS. S&P 500 INDEX

[PERFORMANCE GRAPH]

ALPHA OPPORTUNITY INVESTMENT

 DATE       value
07/07/03     9,425
 9/30/03     9,632
12/31/03    11,153
03/31/04    11,381
06/30/04    11,610
09/30/04    11,709
12/31/04    12,529
03/31/05    12,486

S&P 500

       DATE              value
-------------------     -------
INCEPTION   7/07/03      10,000
           09/30/03      10,265
           12/31/03      11,515
           03/31/04      11,711
           06/30/04      11,913
           09/30/04      11,689
           12/31/04      12,769
           03/31/05      12,494

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Alpha Opportunity Series on July 7, 2003 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                                  3.43%

Consumer Staples                                        0.08

Energy                                                  5.80

Financials                                              0.78

Health Care                                             1.82

Industrials                                            11.77

Information Technology                                  4.83

Materials                                              24.07

Exchange Traded Funds                                   1.76

U.S. Government Sponsored Agencies                     39.64

Asset Backed Securities                                 1.73

Cash & other assets, less liabilities                   4.29

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-05         1 YEAR    SINCE INCEPTION
A Shares                        9.71%   17.61% (7-07-03)

A Shares with sales charge      3.39%   13.66% (7-07-03)

B Shares                        8.87%   16.75% (7-07-03)

B Shares with CDSC              3.87%   14.67% (7-07-03)

C Shares                        8.87%   16.75% (7-07-03)

C Shares with CDSC              7.87%   16.75% (7-07-03)

   The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

                                       4                 See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                     ALPHA OPPORTUNITY SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 -March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                                BEGINNING        ENDING     EXPENSES PAID
                              ACCOUNT VALUE  ACCOUNT VALUE     DURING
                                 10-01-04     3-31-05(1)     PERIOD(2)
                              -------------  -------------  -------------
Alpha Opportunity
Series - Class A
   Actual                       $1,000.00      $1,066.40        $14.53
   Hypothetical                  1,000.00       1,010.87         14.14

Alpha Opportunity
Series - Class B
   Actual                        1,000.00       1,062.60         18.31
   Hypothetical                  1,000.00       1,007.18         17.81

Alpha Opportunity
Series - Class C
   Actual                        1,000.00       1,062.60         18.31
   Hypothetical                  1,000.00       1,007.18         17.81

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 6.64%, 6.26% and 6.26%, for
     Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (2.82%, 3.56% and 3.56% for Class A, B and C class shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                 ALPHA OPPORTUNITY SERIES
March 31, 2005                                                       (unaudited)

                                                        NUMBER     MARKET
                                                       OF SHARES    VALUE
COMMON STOCKS - 54.5%

AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company                               700  $  17,206
                                                                  ---------

AIRLINES - 1.3%
Alaska Air Group, Inc.*                                    5,600    164,864
Continental Airlines, Inc. (Cl.B)*                        10,800    130,032
                                                                  ---------
                                                                    294,896
                                                                  ---------
ALUMINUM - 1.4%
Alcan, Inc.                                                3,300    125,136
Alcoa, Inc.                                                2,700     82,053
Century Aluminum Company*                                  3,600    108,491
                                                                  ---------
                                                                    315,680
                                                                  ---------
BUILDING PRODUCTS - 0.0%
Armstrong Holdings, Inc.*                                  3,400      6,358
                                                                  ---------
COMMUNICATIONS EQUIPMENT - 0.3%
Emulex Corporation*                                        3,600     67,824
                                                                  ---------
COMPUTER STORAGE & PERIPHERALS - 3.5%
Hutchinson Technology, Inc.*                               4,500    156,510
Imation Corporation                                        4,400    152,900
Komag, Inc.*                                               4,500    100,575
Maxtor Corporation*                                       10,100     53,732
Overland Storage, Inc.*                                    2,500     36,700
Quantum Corporation*                                       9,000     26,190
Seagate Technology*                                        3,600     70,380
Storage Technology Corporation*                            3,300    101,640
Western Digital Corporation*                               5,600     71,400
Xyratex, Ltd.*                                             1,800     33,963
                                                                  ---------
                                                                    803,990
                                                                  ---------
CONSTRUCTION & ENGINEERING - 0.8%
Chicago Bridge & Iron Company N.V.                         1,300     57,239
Granite Construction, Inc.                                 2,700     70,929
URS Corporation*                                           2,300     66,125
                                                                  ---------
                                                                    194,293
                                                                  ---------
CONSTRUCTION & FARM MACHINERY - 0.6%
Bucyrus International, Inc.                                2,300     89,838
Wabash National Corporation                                1,700     41,480
                                                                  ---------
                                                                    131,318
                                                                  ---------
CONSTRUCTION MATERIALS - 2.0%
Headwaters, Inc.*                                          1,900     62,358
Lafarge S.A. ADR                                             700     17,010
Martin Marietta Materials, Inc.                              900     50,328
Texas Industries, Inc.                                     4,000    215,000
Vulcan Materials Company                                   2,000    113,660
                                                                  ---------
                                                                    458,356
                                                                  ---------
DIVERSIFIED CHEMICALS - 4.1%
BASF AG ADR                                                5,400    380,970
Dow Chemical Company                                       3,300    164,505
Engelhard Corporation                                      2,600     78,078
Olin Corporation                                          10,300    229,690
Pioneer Companies, Inc.*                                   3,700     83,990
                                                                  ---------
                                                                    937,233
                                                                  ---------

DIVERSIFIED COMMERCIAL SERVICES - 0.6%
Cendant Corporation                                        4,500     92,430
Equifax, Inc.                                              1,500     46,035
                                                                  ---------
                                                                    138,465
                                                                  ---------
DIVERSIFIED METALS & MINING - 7.6%
Alumina, Ltd. ADR                                         12,800    235,520
Anglo American plc ADR                                     3,300     78,870
Arch Coal, Inc.                                              600     25,806
Brush Engineered Materials, Inc.*                          2,900     55,187
Cameco Corporation                                         1,900     84,056
Consol Energy, Inc.                                        8,400    394,968
Freeport-McMoRan Copper & Gold,
    Inc. (Cl.B)                                            2,800    110,908
Inco, Ltd.*                                                5,100    202,980
Mining & Metallurgical Company
    Norilsk Nickel                                         2,700    157,950
Phelps Dodge Corporation                                   1,900    193,287
Southern Peru Copper Corporation                             700     38,822
Titanium Metals Corporation*                                 700     25,013
Westmoreland Coal Company*                                 3,700     93,055
Yanzhou Coal Mining Company, Ltd. ADR                        800     54,688
                                                                  ---------
                                                                  1,751,110
                                                                  ---------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Cooper Industries, Ltd.                                    3,400    243,168
Thomas & Betts Corporation*                                2,200     71,060
                                                                  ---------
                                                                    314,228
                                                                  ---------
EXCHANGE TRADED FUNDS - 1.8%
Materials Select Sector Trust                              5,300    159,848
Semiconductor HOLDRS Trust                                 7,500    243,975
                                                                  ---------
                                                                    403,823
                                                                  ---------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Mosaic Company*                                            1,900     32,414
Syngenta AG ADR*                                             700     14,700
                                                                  ---------
                                                                     47,114
                                                                  ---------
FOREST PRODUCTS - 1.6%
Deltic Timber Corporation                                 1,800      70,380
Louisiana-Pacific Corporation                            12,100     304,194
                                                                  ---------
                                                                    374,574
                                                                  ---------
HEALTH CARE EQUIPMENT - 1.2%
Hillenbrand Industries, Inc.                               3,800    210,786
Waters Corporation*                                        2,000     71,580
                                                                  ---------
                                                                    282,366
                                                                  ---------
HEALTH CARE FACILITIES - 0.6%
Manor Care, Inc.                                           3,700    134,532
                                                                  ---------
HOME FURNISHINGS - 0.3%
Kimball International, Inc. (Cl.B)                         4,062     58,899
                                                                  ---------
HOTELS, RESORTS & CRUISE LINES - 3.0%
Fairmont Hotels & Resorts, Inc.                            2,100     69,594
Great Wolf Resorts, Inc.*                                  1,200     29,940
La Quinta Corporation*                                     6,700     56,950
Starwood Hotels & Resorts Worldwide, Inc.                  8,800    528,264
                                                                  ---------
                                                                    684,748
                                                                  ---------

                                       6                 See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                 ALPHA OPPORTUNITY SERIES
March 31, 2005                                                       (unaudited)

                                                        NUMBER        MARKET
                                                       OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 4.8%
Crane Company                                             4,000     $  115,160
Donaldson Company, Inc.                                   2,500         80,700
Global Power Equipment Group, Inc.*                       6,400         61,312
Harsco Corporation                                        1,200         71,532
Joy Global, Inc.                                            700         24,542
Kennametal, Inc.                                         10,100        479,649
Portec Rail Products, Inc.                                2,300         28,750
Timken Company                                            6,700        183,178
Watts Waters Technologies, Inc.                           1,400         45,654
                                                                    ----------
                                                                     1,090,477
                                                                    ----------
INTEGRATED OIL & GAS - 1.2%
Braskem S.A. ADR                                          4,700        190,350
Tesoro Corporation*                                       2,300         85,146
                                                                    ----------
                                                                       275,496
                                                                    ----------
INTERNET SOFTWARE & SERVICES - 0.1%
Sohu.com, Inc.*                                           1,800         31,644
                                                                    ----------
INVESTMENT BANKING & BROKERAGE - 0.3%
Morgan Stanley                                            1,400         80,150
                                                                    ----------
MARINE - 0.5%
Kirby Corporation*                                        2,700        113,481
                                                                    ----------
MOVIES & ENTERTAINMENT - 0.2%
WPT Enterprises, Inc.*                                    2,300         43,010
                                                                    ----------
OFFICE SERVICES & SUPPLIES - 1.0%
Avery Dennison Corporation                                3,600        222,948
Steelcase, Inc.                                           1,000         13,800
                                                                    ----------
                                                                       236,748
                                                                    ----------
OIL & GAS DRILLING - 0.5%
Precision Drilling Corporation*                           1,500        111,990
                                                                    ----------
OIL & GAS EQUIPMENT & SERVICES - 3.8%
Baker Hughes, Inc.                                        3,300        146,817
FMC Technologies, Inc.*                                   2,600         86,268
Halliburton Company                                      10,200        441,150
Technip S.A. ADR                                          4,700        195,943
                                                                    ----------
                                                                       870,178
                                                                    ----------
OIL & GAS EXPLORATION & PRODUCTION - 0.3%
Tatneft ADR                                               1,400         44,828
Vintage Petroleum, Inc.                                     900         28,314
                                                                    ----------
                                                                        73,142
                                                                    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.6%
Brascan Corporation                                       3,700        139,675
                                                                    ----------
PAPER PACKAGING - 2.1%
Longview Fibre Company                                    2,700         50,652
Sealed Air Corporation*                                   7,300        379,162
Sonoco Products Company                                   1,600         46,160
                                                                    ----------
                                                                       475,974
                                                                    ----------

PAPER PRODUCTS - 1.6%
Aracruz Celulose S.A. ADR                                 3,300        118,140
Potlatch Corporation                                      3,000        141,210
Votorantim Celulose e Papel S.A. ADR                      9,100        118,300
                                                                    ----------
                                                                       377,650
                                                                    ----------
PRECIOUS METALS & MINING - 0.7%
Aber Diamond Corporation                                  4,400        134,200
Silver Standard Resources, Inc.*                          3,300         38,214
                                                                    ----------
                                                                       172,414
                                                                    ----------
RAILROADS - 0.3%
Norfolk Southern Corporation                              1,900         70,395
                                                                    ----------
SEMICONDUCTOR EQUIPMENT - 0.2%
Mykrolis Corporation*                                     3,800         54,340
                                                                    ----------
SEMICONDUCTORS - 0.4%
Marvell Technology Group, Ltd.*                           2,200         84,348
                                                                    ----------
SPECIALTY CHEMICALS - 1.2%
Imperial Chemical Industries plc                          1,100         22,306
MacDermid, Inc.                                           2,500         81,250
OM Group, Inc.*                                           3,300        100,386
Westlake Chemical Corporation                             2,200         71,170
                                                                    ----------
                                                                       275,112
                                                                    ----------
STEEL - 1.5%
Allegheny Technologies, Inc.                              2,700         65,097
Gibraltar Industries, Inc.                                1,400         30,716
NN, Inc.                                                  6,500         80,080
Quanex Corporation                                        1,000         53,320
Worthington Industries, Inc.                              5,400        104,112
                                                                    ----------
                                                                       333,325
                                                                    ----------
TECHNOLOGY DISTRIBUTORS - 0.3%
Avnet, Inc.*                                              3,600         66,312
                                                                    ----------
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Hughes Supply, Inc.                                         700         20,825
W.W. Grainger, Inc.                                       1,400         87,178
                                                                    ----------
                                                                       108,003
                                                                    ----------
TOTAL COMMON STOCKS
    (cost $12,816,302)                                              12,500,877
                                                                    ----------

                                     7                   See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                 ALPHA OPPORTUNITY SERIES
March 31, 2005                                                       (unaudited)

                                                           PRINCIPAL
                                                           AMOUNT OR
                                                            NUMBER       MARKET
                                                           OF SHARES      VALUE
U.S. GOVERNMENT SPONSORED AGENCIES - 39.7%

Federal Farm Credit Bank,
 2.663%, 4-27-05                                          $1,345,000   $ 1,342,377
Federal Home Loan Bank,
 2.819%, 6-06-05                                          $  500,000       497,388
Federal Home Loan Mortgage Corporation:
 2.493%, 4-05-05                                          $  400,000       399,880
 2.602%, 4-19-05(2)                                       $  600,000       599,190
 2.674%, 5-10-05                                          $  525,000       523,413
 2.859%, 5-31-05                                          $  300,000       298,605
 2.908%, 6-13-05                                          $  175,000       173,989
 2.931%, 6-14-05                                          $  500,000       497,071
Federal National Mortgage Association:
 2.506%, 4-01-05                                          $  500,000       500,000
 2.542%, 4-13-05                                          $  450,000       449,595
 2.567%, 4-14-05                                          $  125,000       124,878
 2.643%, 4-27-05                                          $  250,000       249,513
 2.745%, 5-02-05                                          $  200,000       199,535
 2.662%, 5-04-05                                          $  200,000       199,488
 2.726%, 5-18-05                                          $  975,000       971,449
 2.787%, 5-25-05                                          $  825,000       821,547
 2.915%, 6-27-05                                          $  250,000       248,278
 2.926%, 6-30-05                                          $  400,000       397,150
 2.988%, 7-05-05                                          $  600,000       595,313
                                                                       -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
    (cost $9,089,262)                                                    9,088,659
                                                                       -----------

ASSET BACKED SECURITIES - 1.7%

AUTO - 1.7%
Ford Credit Auto Owner Trust,
    2002-D A4B, 2.93% - 2006(1)                           $  396,226       396,435
                                                                       -----------
TOTAL ASSET BACKED SECURITIES
    (cost $396,590)                                                        396,435
                                                                       -----------
TOTAL INVESTMENTS - 95.9%
    (cost $22,302,154)                                                  21,985,971
                                                                       -----------

SHORT POSITIONS - (0.2%)

DIVERSIFIED BANKS - (0.2%)
Wells Fargo & Company                                           (700)      (41,860)
                                                                       -----------
TOTAL SHORT POSITIONS
    (proceeds $41,944)                                                     (41,860)
                                                                       -----------
CASH & OTHER ASSETS, LESS LIABILITIES - 4.3%                               984,389
                                                                       -----------
TOTAL NET ASSETS - 100.0%                                              $22,928,500
                                                                       ===========

For federal income tax purposes, the identified cost of investments owned at March 31, 2005 was $22,351,771.

*Non-income producing security

ADR (American Depositary Receipt)

plc (public limited company)

(1) Variable rate security. Rate indicated is rate effective at March 31, 2005.

(2) Security is segregated as collateral for open futures contracts.

                                        8                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                        ALPHA OPPORTUNITY SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1).....................................................      $21,985,971
Cash.........................................................................        1,506,124
Receivables:
    Fund shares sold.........................................................           94,747
    Securities sold..........................................................        1,746,317
    Due from broker for proceeds on securities sold short....................           41,944
    Interest.................................................................              477
    Dividends................................................................            8,483
Prepaid expenses.............................................................           18,457
                                                                                   -----------
Total assets.................................................................       25,402,520
                                                                                   -----------
LIABILITIES:
Securities sold short, at value(2)...........................................           41,860
Payable for:
    Securities purchased.....................................................        2,344,288
    Fund shares redeemed.....................................................           14,045
    Variation margin.........................................................           12,750
    Management fees..........................................................           40,248
    Custodian fees...........................................................              881
    Transfer agent and administration fees...................................            5,484
    Professional fees........................................................            2,515
    12b-1 distribution plan fees.............................................           11,800
    Security Management Company..............................................              101
    Other....................................................................               48
                                                                                   -----------
Total liabilities............................................................        2,474,020
                                                                                   -----------
NET ASSETS...................................................................      $22,928,500
                                                                                   ===========
NET ASSETS CONSIST OF:
Paid in capital..............................................................      $21,984,247
Accumulated net investment loss..............................................         (128,190)
Accumulated undistributed net realized gain on sale of investments, futures
    and short positions......................................................        1,747,838
Net unrealized depreciation in value of
    investments, futures and short positions.................................         (675,395)
                                                                                   -----------
Net assets...................................................................      $22,928,500
                                                                                   ===========
CLASS A:
Capital shares outstanding
    (unlimited number of shares authorized)..................................        1,034,220
Net assets...................................................................      $12,153,498
Net asset value and redemption price per share...............................      $     11.75
                                                                                   ===========
Maximum offering price per share (net asset value divided by 94.25%).........      $     12.47
                                                                                   ===========
CLASS B:
Capital shares outstanding
    (unlimited number of shares authorized)..................................          297,397
Net assets...................................................................      $ 3,446,485
Net asset value, offering and redemption price per share (excluding any
    applicable contingent deferred sales charge).............................      $     11.59
                                                                                   ===========
CLASS C:
Capital shares outstanding
    (unlimited number of shares authorized)..................................          632,294
Net assets...................................................................      $ 7,328,517
Net asset value, offering and redemption price per share (excluding any
    applicable contingent deferred sales charge).............................      $     11.59
                                                                                   ===========

(1) Investments, at cost.....................................................      $22,302,154
(2) Securites sold short, at proceeds........................................           41,944

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
    Dividends................................................................      $    61,702
    Interest.................................................................           97,827
                                                                                   -----------
    Total investment income..................................................          159,529
                                                                                   -----------

EXPENSES:
    Management fees..........................................................          186,658
    Custodian fees...........................................................            1,660
    Transfer agent/maintenance fees..........................................           13,783
    Administration fees......................................................           16,501
    Directors' fees..........................................................              163
    Professional fees........................................................            6,716
    Reports to shareholders..................................................              527
    Registration fees........................................................           15,054
    Other expenses...........................................................              448
    12b-1 distribution plan fees - Class A...................................           11,623
    12b-1 distribution plan fees - Class B...................................           14,857
    12b-1 distribution plan fees - Class C...................................           29,255
                                                                                   -----------
    Total expenses...........................................................          297,245
    Less:
           Reimbursement of expenses - Class A...............................           (5,053)
           Reimbursement of expenses - Class B...............................           (1,734)
           Reimbursement of expenses - Class C...............................           (3,007)
                                                                                   -----------
    Net expenses.............................................................          287,451
                                                                                   -----------
    Net investment loss......................................................         (127,922)
                                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
    Investments..............................................................        1,309,170
    Securities sold short....................................................          (28,457)
    Futures..................................................................          592,875
                                                                                   -----------
    Net realized gain........................................................        1,873,588
                                                                                   -----------

Unrealized appreciation (depreciation) during the period on:
    Investments..............................................................         (494,012)
    Securities sold short....................................................              193
    Futures..................................................................         (304,723)
                                                                                   -----------
    Net unrealized depreciation..............................................         (798,542)
                                                                                   -----------
    Net gain.................................................................        1,075,046
                                                                                   -----------
    Net increase in net assets resulting from operations.....................      $   947,124
                                                                                   ===========

                                       9                 See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                      ALPHA OPPORTUNITY SERIES

                                                                                        SIX MONTHS ENDED
                                                                                         MARCH 31, 2005          YEAR ENDED
                                                                                          (unaudited)       SEPTEMBER 30, 2004
                                                                                        ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment loss.........................................................        $       (127,922)   $         (174,094)
    Net realized gain during the period on investments, futures,
       and securities sold short................................................               1,873,588             1,473,623
    Unrealized appreciation (depreciation) during the period on
       investments, futures and securities sold short...........................                (798,542)              288,945
                                                                                        ----------------    ------------------
    Net increase in net assets resulting from operations........................                 947,124             1,588,474
                                                                                        ----------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain
       Class A..................................................................                (604,730)             (199,700)
       Class B..................................................................                (202,618)             (101,286)
       Class C..................................................................                (478,033)             (121,452)
                                                                                        ----------------    ------------------
       Total distributions to shareholders......................................              (1,285,381)             (422,438)
                                                                                        ----------------    ------------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares
       Class A..................................................................               8,026,807             3,466,497
       Class B..................................................................                 987,249               224,035
       Class C..................................................................               4,222,532             1,024,036
    Distributions reinvested
       Class A..................................................................                 591,209               199,093
       Class B..................................................................                 202,336               101,286
       Class C..................................................................                 269,335               120,826
    Cost of shares redeemed
       Class A..................................................................              (2,893,290)             (633,085)
       Class B..................................................................                 (29,572)                 (400)
       Class C..................................................................                (133,187)              (34,197)
                                                                                        ----------------    ------------------
    Net increase from capital share transactions................................              11,243,419             4,468,091
                                                                                        ----------------    ------------------
    Net increase in net assets..................................................              10,905,162             5,634,127
                                                                                        ----------------    ------------------

NET ASSETS:
    Beginning of period.........................................................              12,023,338             6,389,211
                                                                                        ----------------    ------------------
    End of period...............................................................        $     22,928,500    $       12,023,338
                                                                                        ================    ==================

    Accumulated net investment loss at end of period............................        $       (128,190)   $             (268)
                                                                                        ================    ==================

CAPITAL SHARE ACTIVITY:
    Shares sold
       Class A..................................................................                 678,845               306,745
       Class B..................................................................                  83,518                19,998
       Class C..................................................................                 351,294                92,100
    Shares reinvested
       Class A..................................................................                  50,402                18,034
       Class B..................................................................                  17,458                 9,208
       Class C..................................................................                  23,238                10,984
    Shares redeemed
       Class A..................................................................                (250,932)              (56,279)
       Class B..................................................................                  (2,522)                  (35)
       Class C..................................................................                 (11,260)               (3,051)

                                       10                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                        ALPHA OPPORTUNITY SERIES

Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                       MARCH 31,                       SEPTEMBER 30,
CLASS A                                                                  2005(f)           2004           2003(e)
----------                                                          ----------------    ----------     -------------
PER SHARE DATA

Net asset value, beginning of period                                  $    11.79        $    10.21       $   10.00
                                                                      ----------        ----------       ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                                            (0.06)            (0.16)          (0.03)
Net gain (loss) on securities (realized and unrealized)                     0.84              2.33            0.24
                                                                      ----------        ----------       ---------
Total from investment operations                                            0.78              2.17            0.21
                                                                      ----------        ----------       ---------
Less distributions:
Dividends from net investment income                                           -                 -               -
Distributions from realized gains                                          (0.82)            (0.59)              -
                                                                      ----------        ----------       ---------
Total distributions                                                        (0.82)            (0.59)              -
                                                                      ----------        ----------       ---------
Net asset value, end of period                                        $    11.75        $    11.79       $   10.21
                                                                      ==========        ==========       =========

TOTAL RETURN(a)                                                             6.64%            21.68%           2.10%
                                                                      ----------        ----------       ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                              $   12,153        $    6,556       $   2,935
                                                                      ----------        ----------       ---------
Ratios to average net assets:

Net investment income (loss)                                               (1.06%)           (1.48%)         (1.35%)
Total expenses                                                              2.82%             2.79%           2.75%
Gross expenses(b)                                                           2.93%             3.57%           3.25%
Net expenses(d)                                                             2.82%             2.78%           2.75%
                                                                      ----------        ----------       ---------
Portfolio turnover rate                                                    1,289%            1,175%            867%

                                                                    SIX MONTHS ENDED                               YEAR ENDED
                                                                        MARCH 31,                                 SEPTEMBER 30,
CLASS B                                                                   2005(f)                   2004             2003(e)
---------                                                           ----------------            ------------      -------------
PER SHARE DATA

Net asset value, beginning of period                                  $      11.68              $      10.20       $    10.00
                                                                      ------------              ------------       ----------
Income (loss) from investment operations:
Net investment income (loss)(c)                                              (0.10)                    (0.25)           (0.05)
Net gain (loss) on securities (realized and unrealized)                       0.83                      2.32             0.25
                                                                      ------------              ------------       ----------
Total from investment operations                                              0.73                      2.07             0.20
                                                                      ------------              ------------       ----------
Less distributions:
Dividends from net investment income                                             -                         -                -
Distributions from realized gains                                            (0.82)                    (0.59)               -
                                                                      ------------              ------------       ----------
Total distributions                                                          (0.82)                    (0.59)               -
                                                                      ------------              ------------       ----------
Net asset value, end of period                                        $      11.59              $      11.68       $    10.20
                                                                      ============              ============       ==========

TOTAL RETURN(a)                                                               6.26%                    20.68%            2.00%
                                                                      ------------              ------------       ----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                              $      3,446              $      2,324       $    1,731
                                                                      ------------              ------------       ----------
Ratios to average net assets:
Net investment income (loss)                                                 (1.82%)                   (2.25%)          (2.11%)
Total expenses                                                                3.56%                     3.53%            3.50%
Gross expenses(b)                                                             3.68%                     4.29%            4.01%
Net expenses(d)                                                               3.56%                     3.53%            3.50%
                                                                      ------------              ------------       ----------
Portfolio turnover rate                                                      1,289%                    1,175%             867%

                                       11                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                        ALPHA OPPORTUNITY SERIES

Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

                                                             SIX MONTHS ENDED                         YEAR ENDED
                                                                MARCH 31,                            SEPTEMBER 30,
CLASS C                                                          2005(f)              2004              2003(e)
-----------                                                  ----------------     ------------       ------------
PER SHARE DATA

Net asset value, beginning of period                          $      11.68        $      10.20       $      10.00
                                                              ------------        ------------       ------------
Income (loss) from investment operations:
Net investment income (loss)(c)                                      (0.10)              (0.25)             (0.05)
Net gain (loss) on securities (realized and unrealized)               0.83                2.32               0.25
                                                              ------------        ------------       ------------
Total from investment operations                                      0.73                2.07               0.20
                                                              ------------        ------------       ------------
Less distributions:
Dividends from net investment income                                     -                   -                  -
Distributions from realized gains                                    (0.82)              (0.59)                 -
                                                              ------------        ------------       ------------
Total distributions                                                  (0.82)              (0.59)                 -
                                                              ------------        ------------       ------------
Net asset value, end of period                                $      11.59        $      11.68       $      10.20
                                                              ============        ============       ============

TOTAL RETURN(a)                                                       6.26%              20.68%              2.00%
                                                              ------------        ------------       ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $      7,329        $      3,143       $      1,723
                                                              ------------        ------------       ------------
Ratios to average net assets:
Net investment income (loss)                                         (1.78%)             (2.24%)            (2.11%)
Total expenses                                                        3.56%               3.53%              3.50%
Gross expenses(b)                                                     3.67%               4.30%              4.01%
Net expenses(d)                                                       3.56%               3.53%              3.50%
                                                              ------------        ------------       ------------
Portfolio turnover rate                                              1,289%              1,175%               867%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and custodian fee earnings credits.

(e) Security Alpha Opportunity Series was initially capitalized on July 7, 2003 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

(f) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                       12                See accompanying notes.

                              SECURITY EQUITY FUND

                             Enhanced Index Series

                             [NORTHERN TRUST LOGO]

                                   SUBADVISOR,
                                 NORTHERN TRUST

                                                            SECURITY EQUITY FUND
Performance Summary                                        ENHANCED INDEX SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

SECURITY ENHANCED INDEX SERIES VS. S&P 500 INDEX
[PERFORMANCE GRAPH]

ENHANCED INDEX

  DATE                value
  ----                -----
01/29/99              9,425
03/31/99              9,444
06/30/99             10,104
09/30/99              9,463
12/31/99             10,955
 3/31/00             11,231
 6/30/00             10,879
 9/30/00             10,755
12/31/00              9,847
03/31/01              8,617
06/30/01              9,098
09/30/01              7,714
12/31/01              8,521
03/31/02              8,521
06/30/02              7,340
09/30/02              6,052
12/31/02              6,523
03/31/03              6,292
06/30/03              7,224
09/30/03              7,388
12/31/03              8,281
03/31/04              8,406
06/30/04              8,512
09/30/04              8,291
12/31/04              9,030
03/31/05              8,829


S&P 500

    DATE                value
    ----                -----
INCEPTION 1/29/99       10,000
          3/31/99       10,076
          6/30/99       10,786
          9/30/99       10,112
         12/31/99       11,616
          3/31/00       11,883
         06/30/00       11,568
         09/30/00       11,456
         12/31/00       10,561
         03/31/01        9,309
         06/30/01        9,854
         09/30/01        8,409
         12/31/01        9,308
         03/31/02        9,333
         06/30/02        8,083
         09/30/02        6,687
         12/31/02        7,252
         03/31/03        7,023
         06/30/03        8,105
         09/30/03        8,319
         12/31/03        9,333
         03/31/04        9,491
         06/30/04        9,655
         09/30/04        9,474
         12/31/04       10,349
         03/31/05       10,126


                            $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Enhanced Index Series on January 29, 1999 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                      11.26%

Consumer Staples                            10.30

Energy                                       8.57

Financials                                  19.22

Health Care                                 12.63

Industrials                                 11.99

Information Technology                      14.65

Materials                                    3.31

Telecommunication Services                   3.05

Utilities                                    3.32

U.S. Government Securities                   0.32

Repurchase Agreement                         1.41

Liabilities, less cash & other assets       (0.03)

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-05            1 YEAR      5 YEARS       SINCE INCEPTION
---------------------            ------      -------      -----------------
A Shares                          5.03%      (4.70%)      (1.05%) (1-29-99)

A Shares with sales charge       (0.97%)     (5.82%)      (2.00%) (1-29-99)

B Shares                          4.30%      (5.49%)      (1.85%) (1-29-99)

B Shares with CDSC               (0.70%)     (5.87%)      (1.85%) (1-29-99)

C Shares                          4.16%      (5.48%)      (1.82%) (1-29-99)

C Shares with CDSC                3.16%      (5.48%)      (1.82%) (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

                                       14                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                        ENHANCED INDEX SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                          BEGINNING       ENDING        EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE       DURING
                          10-01-04      03-31-05(1)      PERIOD(2)
                          --------      -----------      ---------
Enhanced Index
Series - Class A
  Actual               $ 1,000.00       $1,064.90         $   7.88
  Hypothetical           1,000.00        1,017.30             7.70

Enhanced Index
Series - Class B
  Actual                 1,000.00        1,059.40            11.76
  Hypothetical           1,000.00        1,013.51            11.50

Enhanced Index
Series - Class C
  Actual                 1,000.00        1,059.30            11.76
  Hypothetical           1,000.00        1,013.51            11.50

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 6.49%, 5.94% and 5.93%, for
    Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.53%, 2.29% and 2.29% for Class A, B and C class shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2005                                                       (unaudited)

                                               NUMBER     MARKET
                                             OF SHARES    VALUE
COMMON STOCKS - 98.3%

AEROSPACE & DEFENSE - 2.3%
Boeing Company                                  1,647    $ 96,284
General Dynamics Corporation                      591      63,267
Honeywell International, Inc.                     385      14,326
Lockheed Martin Corporation                     1,088      66,433
Northrop Grumman Corporation                    1,080      58,298
Raytheon Company                                  400      15,480
United Technologies Corporation                   440      44,730
                                                         --------
                                                          358,818
                                                         --------
AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                  2,066      50,782
                                                         --------
AIR FREIGHT & LOGISTICS - 1.2%
FedEx Corporation                                 558      52,424
Ryder System, Inc.                                200       8,340
United Parcel Service, Inc. (Cl.B)              1,658     120,603
                                                         --------
                                                          181,367
                                                         --------
ALUMINUM - 0.2%
Alcoa, Inc.                                     1,174      35,678
                                                         --------
APPAREL RETAIL - 0.3%
Limited Brands, Inc.                            1,800      43,740
TJX Companies, Inc.                               300       7,389
                                                         --------
                                                           51,129
                                                         --------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Jones Apparel Group, Inc.                       1,100      36,839
                                                         --------
APPLICATION SOFTWARE - 0.4%
Intuit, Inc.*                                     900      39,393
Parametric Technology Corporation*              3,293      18,408
                                                         --------
                                                           57,801
                                                         --------
ASSET MANAGEMENT & CUSTODY BANKS - 1.3%
Bank of New York Company, Inc.                  2,136      62,051
Federated Investors, Inc. (Cl.B)                1,200      33,972
Mellon Financial Corporation                    1,711      48,832
State Street Corporation                        1,158      50,628
                                                         --------
                                                          195,483
                                                         --------
AUTO PARTS & EQUIPMENT - 0.1%
Dana Corporation                                  100       1,279
Delphi Corporation                                800       3,584
Visteon Corporation                             2,800      15,988
                                                         --------
                                                           20,851
                                                         --------
AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company                              3,607      40,867
General Motors Corporation                        259       7,612
                                                         --------
                                                           48,479
                                                         --------
BIOTECHNOLOGY - 1.1%
Amgen, Inc.*                                    1,264      73,577
Applera Corporation - Applied
 Biosystems Group                               1,800      35,532
Biogen Idec, Inc.*                                100       3,451
Gilead Sciences, Inc.*                          1,500      53,700
                                                         --------
                                                          166,260
                                                         --------
BREWERS - 0.3%
Anheuser-Busch Companies, Inc.                    824      39,049
                                                         --------
BROADCASTING & CABLE TV - 0.9%
Clear Channel Communications, Inc.              1,636      56,393
Comcast Corporation*                            2,179      73,607
Univision Communications, Inc.*                   500      13,845
                                                         --------
                                                          143,845
                                                         --------
BUILDING PRODUCTS - 0.3%
Masco Corporation                               1,504      52,144
                                                         --------
CASINOS & GAMING - 0.2%
International Game Technology                   1,300      34,658
                                                         --------
COMMERCIAL PRINTING - 0.1%
R.R. Donnelley & Sons Company                     700      22,134
                                                         --------
COMMUNICATIONS EQUIPMENT - 2.4%
Cisco Systems, Inc.*                           10,802     193,248
Lucent Technologies, Inc.*                      5,900      16,225
Motorola, Inc.                                  5,453      81,631
Qualcomm, Inc.                                  1,758      64,431
Tellabs, Inc.*                                  2,200      16,060
                                                         --------
                                                          371,595
                                                         --------
COMPUTER & ELECTRONICS RETAIL - 0.4%
Best Buy Company, Inc.                            400      21,604
Circuit City Stores, Inc.                       2,200      35,310
                                                         --------
                                                           56,914
                                                         --------
COMPUTER HARDWARE - 3.1%
Apple Computer, Inc.*                             900      37,503
Dell, Inc.*                                     2,784     106,961
Hewlett-Packard Company                         2,908      63,802
International Business Machines
 Corporation                                    2,663     243,345
NCR Corporation*                                   70       2,362
Sun Microsystems, Inc.*                         4,765      19,251
                                                         --------
                                                          473,224
                                                         --------
COMPUTER STORAGE & PERIPHERALS - 0.8%
EMC Corporation*                                5,910      72,811
Lexmark International, Inc.*                      600      47,982
                                                         --------
                                                          120,793
                                                         --------
CONSTRUCTION & FARM MACHINERY - 1.0%
Caterpillar, Inc.                                 193      17,648
Cummins, Inc.                                     400      28,140
Deere & Company                                   700      46,991
Navistar International Corporation*               100       3,640
Paccar, Inc.                                      698      50,528
                                                         --------
                                                          146,947
                                                         --------
CONSUMER FINANCE - 1.2%
American Express Company                        2,223     114,196
MBNA Corporation                                3,048      74,828
                                                         --------
                                                          189,024
                                                         --------

                                       16                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2005                                                       (unaudited)

                                                   NUMBER    MARKET
                                                 OF SHARES   VALUE
COMMON STOCKS (CONTINUED)

DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Affiliated Computer Services, Inc.*                  300    $ 15,972
Automatic Data Processing, Inc.                      317      14,249
Computer Sciences Corporation*                       900      41,265
Convergys Corporation*                               200       2,986
First Data Corporation                               549      21,581
Sabre Holdings Corporation                         1,600      35,008
                                                            --------
                                                             131,061
                                                            --------
DEPARTMENT STORES - 0.8%
Dillard's, Inc.                                      700      18,830
Federated Department Stores, Inc.                    682      43,402
J.C. Penney Company, Inc.                            600      31,152
Nordstrom, Inc.                                      400      22,152
Sears Holdings Corporation*                          100      13,317
                                                            --------
                                                             128,853
                                                            --------
DISTILLERS & VINTNERS - 0.2%
Brown-Forman Corporation (Cl.B)                      600      32,850
                                                            --------
DIVERSIFIED BANKS - 4.0%
Bank of America Corporation                        6,192     273,067
Comerica, Inc.                                       800      44,064
U.S. Bancorp                                       1,534      44,210
Wachovia Corporation                               1,697      86,394
Wells Fargo & Company                              2,806     167,799
                                                            --------
                                                             615,534
                                                            --------
DIVERSIFIED CHEMICALS - 0.8%
Dow Chemical Company                                 741      36,939
E.I. du Pont de Nemours & Company                    874      44,784
Eastman Chemical Company                             600      35,400
Hercules, Inc.*                                      700      10,136
                                                            --------
                                                             127,259
                                                            --------
DIVERSIFIED COMMERCIAL SERVICES - 0.2%
Cendant Corporation                                1,317      27,051
                                                            --------
DIVERSIFIED METALS & MINING - 0.2%
Phelps Dodge Corporation                             300      30,519
                                                            --------

DRUG RETAIL - 0.2%
Walgreen Company                                     755      33,537
                                                            --------
ELECTRIC UTILITIES - 2.3%
CenterPoint Energy, Inc.                           1,900      22,857
Consolidated Edison, Inc.                            300      12,654
Entergy Corporation                                  746      52,712
Exelon Corporation                                   294      13,492
FirstEnergy Corporation                            1,200      50,340
Pinnacle West Captial Corporation                    800      34,008
Progress Energy, Inc.                              1,070      44,886
Progress Energy, Inc. - Contingent
 Value Obligation*(2)                                400          48
Southern Company                                   2,061      65,602
TXU Corporation                                      700      55,741
                                                            --------
                                                             352,340
                                                            --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Emerson Electric Company                             738      47,918
                                                            --------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.2%
Tektronix, Inc.                                    1,200      29,436
                                                            --------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Molex, Inc. (Voting)                               1,000      26,360
Sanmina-SCI Corporation*                             900       4,698
Solectron Corporation*                             1,400       4,858
                                                            --------
                                                              35,916
                                                            --------
EMPLOYMENT SERVICES - 0.2%
Robert Half International, Inc.                    1,344      36,234
                                                            --------

ENVIRONMENTAL SERVICES - 0.5%
Allied Waste Industries, Inc.*                     2,300      16,813
Waste Management, Inc.                             1,873      54,036
                                                            --------
                                                              70,849
                                                            --------
FOOD DISTRIBUTORS - 0.0%
Sysco Corporation                                    100       3,580
                                                            --------
FOOD RETAIL - 0.7%
Albertson's, Inc.                                  1,800      37,170
Kroger Company*                                      100       1,603
Safeway, Inc.*                                     1,798      33,317
Supervalu, Inc.                                    1,100      36,685
                                                            --------
                                                             108,775
                                                            --------
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                    100       8,331
                                                            --------
FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation                      1,213      30,495
                                                            --------
GAS UTILITIES - 0.3%
KeySpan Corporation                                1,000      38,970
Nicor, Inc.                                          200       7,418
                                                            --------
                                                              46,388
                                                            --------
GENERAL MERCHANDISE STORES - 0.2%
Target Corporation                                   706      35,314
                                                            --------
GOLD - 0.3%
Newmont Mining Corporation                         1,000      42,250
                                                            --------
HEALTH CARE DISTRIBUTORS - 0.3%
AmerisourceBergen Corporation                        700      40,103
Cardinal Health, Inc.                                 82       4,576
                                                            --------
                                                              44,679
                                                            --------
HEALTH CARE EQUIPMENT - 1.9%
Becton, Dickinson & Company                          899      52,520
Biomet, Inc.                                       1,200      43,560
Boston Scientific Corporation*                     1,399      40,977
Medtronic, Inc.                                    2,293     116,828
Thermo Electron Corporation*                       1,399      35,381
Waters Corporation*                                  100       3,579
                                                            --------
                                                             292,845
                                                            --------

                                       17                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2005                                                       (unaudited)

                                                   NUMBER    MARKET
                                                 OF SHARES   VALUE
COMMON STOCKS (CONTINUED)

HEALTH CARE FACILITIES - 0.2%
Manor Care, Inc.                                     948    $ 34,469
                                                            --------
HEALTH CARE SERVICES - 0.8%
IMS Health, Inc.                                   1,189      29,000
Laboratory Corporation of America Holdings*          800      38,560
Medco Health Soulutions, Inc.*                       200       9,914
Quest Diagnostics, Inc.                              400      42,052
                                                            --------
                                                             119,526
                                                            --------
HEALTH CARE SUPPLIES - 0.2%
Millipore Corporation*                               600      26,040
                                                            --------
HOME FURNISHINGS - 0.2%
Leggett & Platt, Inc.                              1,300      37,544
                                                            --------
HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.                                   3,908     149,442
Lowe's Companies, Inc.                             1,572      89,745
                                                            --------
                                                             239,187
                                                            --------
HOTELS, RESORTS & CRUISE LINES - 0.3%
Carnival Corporation                                 200      10,362
Hilton Hotels Corporation                          1,900      42,465
                                                            --------
                                                              52,827
                                                            --------
HOUSEHOLD APPLIANCES - 0.2%
Stanley Works                                        800      36,216
                                                            --------
HOUSEHOLD PRODUCTS - 1.9%
Clorox Company                                       664      41,825
Colgate-Palmolive Company                            143       7,460
Kimberly-Clark Corporation                         1,096      72,040
Procter & Gamble Company                           3,324     176,172
                                                            --------
                                                             297,497
                                                            --------
HOUSEWARES & SPECIALTIES - 0.3%
Newell Rubbermaid, Inc.                            1,800      39,492
                                                            --------
HYPERMARKETS & SUPERCENTERS - 2.1%
Costco Wholesale Corporation                       1,153      50,940
Wal-Mart Stores, Inc.                              5,383     269,742
                                                            --------
                                                             320,682
                                                            --------
INDUSTRIAL CONGLOMERATES - 4.6%
3M Company                                           727      62,297
General Electric Company                          14,041     506,318
Textron, Inc.                                        300      22,386
Tyco International, Ltd.                           3,679     124,350
                                                            --------
                                                             715,351
                                                            --------
INDUSTRIAL GASES - 0.3%
Air Products & Chemicals, Inc.                       800      50,632
                                                            --------
INDUSTRIAL MACHINERY - 0.6%
Dover Corporation                                  1,000      37,790
Illinois Tool Works, Inc.                            692      61,955
                                                            --------
                                                              99,745
                                                            --------
INSURANCE BROKERS - 0.0%
Marsh & McLennan Companies, Inc.                     225       6,844
                                                            --------
INTEGRATED OIL & GAS - 6.2%
Amerada Hess Corporation                             400      38,484
ChevronTexaco Corporation                          3,464     201,986
ConocoPhillips                                       949     102,340
Exxon Mobil Corporation                            9,515     567,094
Marathon Oil Corporation                           1,100      51,612
Occidental Petroleum Corporation                     100       7,117
                                                            --------
                                                             968,633
                                                            --------
INTEGRATED TELECOMMUNICATION SERVICES - 2.9%
AT&T Corporation                                   1,100      20,625
BellSouth Corporation                              3,621      95,196
CenturyTel, Inc.                                     400      13,136
Citizens Communications Company                      800      10,352
Qwest Communications International, Inc.*          2,238       8,281
SBC Communications, Inc.                           5,044     119,492
Sprint Corporation                                   689      15,675
Verizon Communications, Inc.                       4,730     167,915
                                                            --------
                                                             450,672
                                                            --------
INTERNET RETAIL - 0.5%
eBay, Inc.*                                        1,872      69,751
                                                            --------
INTERNET SOFTWARE & SERVICES - 0.2%
Yahoo!, Inc.*                                      1,084      36,748
                                                            --------
INVESTMENT BANKING & BROKERAGE - 1.5%
Bear Sterns Companies, Inc.                          400      39,960
E*Trade Financial Corporation*                     3,000      36,000
Goldman Sachs Group, Inc.                            338      37,177
Lehman Brothers Holdings, Inc.                       100       9,416
Merrill Lynch & Company, Inc.                        825      46,695
Morgan Stanley                                       982      56,219
                                                            --------
                                                             225,467
                                                            --------
IT CONSULTING & OTHER SERVICES - 0.1%
Unisys Corporation*                                2,500      17,650
                                                            --------
LEISURE PRODUCTS - 0.2%
Brunswick Corporation                                800      37,480
                                                            --------
LIFE & HEALTH INSURANCE - 1.3%
AFLAC, Inc.                                        1,071      39,905
Jefferson-Pilot Corporation                          532      26,095
Lincoln National Corporation                         426      19,230
MetLife, Inc.                                      1,413      55,248
Prudential Financial, Inc.                           667      38,286
Torchmark Corporation                                400      20,880
                                                            --------
                                                             199,644
                                                            --------

                                       18                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2005                                                       (unaudited)

                                                             NUMBER      MARKET
                                                            OF SHARES    VALUE
COMMON STOCKS (CONTINUED)

MANAGED HEALTH CARE - 1.1%
Cigna Corporation                                               500    $   44,650
Humana, Inc.*                                                 1,200        38,328
UnitedHealth Group, Inc.                                        616        58,754
WellPoint, Inc.*                                                219        27,452
                                                                       ----------
                                                                          169,184
                                                                       ----------

METAL & GLASS CONTAINERS - 0.2%
Pactiv Corporation*                                           1,500        35,025
                                                                       ----------

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                                           847        48,923
                                                                       ----------

MOVIES & ENTERTAINMENT - 2.0%
News Corporation                                              2,300        38,916
Time Warner, Inc.*                                            5,913       103,773
Viacom, Inc. (Cl.B)                                           3,113       108,426
Walt Disney Company                                           1,833        52,662
                                                                       ----------
                                                                          303,777
                                                                       ----------

MULTI-LINE INSURANCE - 1.5%
American International Group, Inc.                            3,919       217,152
Hartford Financial Services Group, Inc.                         200        13,712
Loews Corporation                                               100         7,354
                                                                       ----------
                                                                          238,218
                                                                       ----------

MULTI-UTILITIES & UNREGULATED POWER - 0.8%
Calpine Corporation*                                          5,500        15,400
Dominion Resources, Inc.                                        400        29,772
Duke Energy Corporation                                       1,900        53,219
Dynegy, Inc.*                                                 4,400        17,204
                                                                       ----------
                                                                          115,595
                                                                       ----------

OFFICE ELECTRONICS - 0.1%
Xerox Corporation*                                              594         8,999
                                                                       ----------

OFFICE SERVICES & SUPPLIES - 0.0%
Pitney Bowes, Inc.                                              100         4,512
                                                                       ----------

OIL & GAS DRILLING - 0.3%
Nabors Industries, Ltd.*                                        300        17,742
Rowan Companies, Inc.*                                          900        26,937
                                                                       ----------
                                                                           44,679
                                                                       ----------

OIL & GAS EQUIPMENT & SERVICES - 1.0%
BJ Services Company                                             773        40,103
Baker Hughes, Inc.                                            1,200        53,388
Schlumberger, Ltd.                                              783        55,186
                                                                       ----------
                                                                          148,677
                                                                       ----------

OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Anadarko Petroleum Corporation                                  700        53,270
Burlington Resources, Inc.                                      862        43,160
Devon Energy Corporation                                      1,300        62,075
                                                                       ----------
                                                                          158,505
                                                                       ----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.1%
Williams Companies, Inc.                                        500         9,405
                                                                       ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.5%
Citigroup, Inc.                                               7,827       351,745
JP Morgan Chase & Company                                     4,133       143,002
Principal Financial Group, Inc.                               1,192        45,880
                                                                       ----------
                                                                          540,627
                                                                       ----------

PACKAGED FOODS & MEATS - 0.8%
ConAgra Foods, Inc.                                           1,900        51,338
H.J. Heinz Company                                              400        14,736
Sara Lee Corporation                                          2,419        53,605
                                                                       ----------
                                                                          119,679
                                                                       ----------

PAPER PACKAGING - 0.1%
Sealed Air Corporation*                                         300        15,582
                                                                       ----------

PAPER PRODUCTS - 0.3%
Georgia-Pacific Corporation                                     639        22,678
International Paper Company                                     540        19,867
MeadWestvaco Corporation                                        100         3,182
                                                                       ----------
                                                                           45,727
                                                                       ----------

PERSONAL PRODUCTS - 0.5%
Avon Products, Inc.                                             300        12,882
Gillette Company                                              1,367        69,006
                                                                       ----------
                                                                           81,888
                                                                       ----------

PHARMACEUTICALS - 7.1%
Abbott Laboratories                                           2,803       130,676
Bristol-Myers Squibb Company                                  1,587        40,405
Eli Lilly & Company                                           1,943       101,230
Forest Laboratories, Inc.*                                    1,238        45,744
Hospira, Inc.*                                                  200         6,454
Johnson & Johnson                                             4,647       312,093
Merck & Company, Inc.                                         3,076        99,570
Pfizer, Inc.                                                 10,980       288,445
Schering-Plough Corporation                                     427         7,750
Wyeth                                                         1,760        74,237
                                                                       ----------
                                                                        1,106,604
                                                                       ----------

PROPERTY & CASUALTY INSURANCE - 1.1%
Ace, Ltd.                                                       100         4,127
Allstate Corporation                                            710        38,383
Ambac Financial Group, Inc.                                     100         7,475
Chubb Corporation                                               100         7,927
Cincinnati Financial Corporation                                540        23,549
MBIA, Inc.                                                      500        26,140
Progressive Corporation                                         400        36,704
St. Paul Travelers Companies, Inc.                              483        17,741
XL Capital, Ltd.                                                100         7,237
                                                                       ----------
                                                                          169,283
                                                                       ----------

PUBLISHING - 1.1%
Gannett Company, Inc.                                           420        33,214
Knight-Ridder, Inc.                                             430        28,917
Meredith Corporation                                            600        28,050
New York Times Company                                        1,100        40,238
Tribune Company                                               1,000        39,870
                                                                       ----------
                                                                          170,289
                                                                       ----------

                                       19                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2005                                                       (unaudited)

                                                       NUMBER       MARKET
                                                     OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

RAILROADS - 0.4%
Burlington Northern Santa Fe Corporation                 524     $     28,259
CSX Corporation                                          100            4,165
Norfolk Southern Corporation                             900           33,345
                                                                 ------------
                                                                       65,769
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Archstone-Smith Trust                                    300           10,233
Equity Office Properties Trust                         1,104           33,264
Equity Residential                                       500           16,105
                                                                 ------------
                                                                       59,602
                                                                 ------------

REGIONAL BANKS - 1.9%
AmSouth Bancorporation                                   300            7,785
BB&T Corporation                                         400           15,632
Fifth Third Bancorp                                    1,289           55,401
First Horizon National Corporation                       807           32,918
Huntington Bancshares, Inc.                            1,600           38,240
KeyCorp                                                1,000           32,450
National City Corporation                              1,762           59,027
North Fork Bancorporation, Inc.                        1,700           47,158
SunTrust Banks, Inc.                                       7              504
                                                                 ------------
                                                                      289,115
                                                                 ------------

RESTAURANTS - 0.8%
Darden Restaurants, Inc.                               1,200           36,816
McDonald's Corporation                                 2,687           83,673
                                                                 ------------
                                                                      120,489
                                                                 ------------

SEMICONDUCTOR EQUIPMENT - 0.1%
Applied Materials, Inc.*                                 543            8,824
                                                                 ------------

SEMICONDUCTORS - 2.8%
Advanced Micro Devices, Inc.*                          1,000           16,120
Analog Devices, Inc.                                   1,158           41,850
Applied Micro Circuits Corporation*                      400            1,316
Freescale Semiconductor, Inc. (Cl.B)*                  2,337           40,313
Intel Corporation                                     10,123          235,157
Maxim Integrated Products, Inc.                          100            4,087
Micron Technology, Inc.*                               2,400           24,816
Texas Instruments, Inc.                                2,925           74,558
                                                                 ------------
                                                                      438,217
                                                                 ------------

SOFT DRINKS - 1.9%
Coca-Cola Company                                      3,915          163,138
Pepsi Bottling Group, Inc.                             1,400           38,990
PepsiCo, Inc.                                          1,736           92,060
                                                                 ------------
                                                                      294,188
                                                                 ------------

SPECIALIZED FINANCE - 0.1%
CIT Group, Inc.                                          500           19,000
                                                                 ------------

SPECIALTY CHEMICALS - 0.5%
Rohm & Haas Company                                      900           43,200
Sigma-Aldrich Corporation                                517           31,666
                                                                 ------------
                                                                       74,866
                                                                 ------------

SPECIALTY STORES - 0.2%
Bed Bath & Beyond, Inc.*                                 700           25,578
                                                                 ------------

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER        MARKET
                                                     OF SHARES      VALUE
STEEL - 0.2%
Allegheny Technologies, Inc.                             600           14,466
Nucor Corporation                                        200           11,512
                                                                 ------------
                                                                       25,978
                                                                 ------------

SYSTEMS SOFTWARE - 3.5%
BMC Software, Inc.*                                    2,300           34,500
Computer Associates International, Inc.                  410           11,111
Microsoft Corporation                                 15,005          362,671
Novell, Inc.*                                            600            3,576
Oracle Corporation*                                    6,306           78,699
Symantec Corporation*                                  2,400           51,192
                                                                 ------------
                                                                      541,749
                                                                 ------------

THRIFTS & MORTGAGE FINANCE - 1.5%
Countrywide Financial Corporation                      1,700           55,182
Fannie Mae                                             1,321           71,928
Freddie Mac                                              755           47,716
MGIC Investment Corporation                              600           37,002
Washington Mutual, Inc.                                  525           20,738
                                                                 ------------
                                                                      232,566
                                                                 ------------

TOBACCO - 1.4%
Altria Group, Inc.                                     2,881          188,389
Reynolds American, Inc.                                  200           16,118
UST, Inc.                                                200           10,340
                                                                 ------------
                                                                      214,847
                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS - 0.2%
W.W. Grainger, Inc.                                      500           31,135
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICE - 0.1%
Nextel Communications, Inc.*                             762           21,656
                                                                 ------------

TOTAL COMMON STOCKS
   (cost $14,287,622)                                              15,246,682
                                                                 ------------

U.S. GOVERNMENT SECURITIES - 0.3%

U.S. Treasury Bill, 2.869% - 2005(1)             $    50,000           49,603
                                                                 ------------

TOTAL U.S. GOVERNMENT SECURITIES
   (cost $49,595)                                                      49,603
                                                                 ------------

REPURCHASE AGREEMENT - 1.4%

United Missouri Bank, 2.34%, dated 03-31-05,
   matures 04-01-05; repurchase amount of
   $219,014 (Collateralized by FHLMC, 4.00%,
   11-01-08 with a value of $223,380)            $   219,000          219,000
                                                                 ------------

TOTAL REPURCHASE AGREEMENT
   (cost $219,000)                                                    219,000
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
   (cost $14,556,217)                                              15,515,285
LIABILITIES, LESS CASH & OTHER ASSETS - 0.0%                           (5,825)
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $ 15,509,460
                                                                 ============

                                       20                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2005                                                       (unaudited)

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $15,240,606.

*Non-income producing security

(1) Security is segragated as collateral for futures contracts.

(2) Security is restricted. The total market value of restricted securities is $48 (cost $190), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to September 28, 2000.

                                       21                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                           ENHANCED INDEX SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1) ........................      $ 15,515,285
Cash ............................................           100,821
Receivables:
   Fund shares sold .............................             6,043
   Securities sold ..............................           472,400
   Dividends ....................................            20,068
Prepaid expenses ................................            21,922
                                                       ------------
Total assets ....................................        16,136,539
                                                       ------------

LIABILITIES:
Payable for:
   Securities purchased .........................           483,961
   Fund shares redeemed .........................             9,581
   Variation margin .............................               382
   Management fees ..............................             6,666
   Transfer agent and administration fees .......             4,209
   Professional fees ............................             5,019
   12b-1 distribution plan fees .................           116,429
   Other ........................................               832
                                                       ------------
Total liabilities ...............................           627,079
                                                       ------------
NET ASSETS ......................................      $ 15,509,460
                                                       ============

NET ASSETS CONSIST OF:
Paid in capital .................................      $ 19,639,699
Accumulated undistributed net investment
   income .......................................            45,483
Accumulated net realized loss
   on sale of investments and futures ...........        (5,130,081)
Net unrealized appreciation in value of
   investments and futures ......................           954,358
                                                       ------------
Net assets ......................................      $ 15,509,460
                                                       ============

CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) ......           750,659
Net assets ......................................      $  6,895,439
Net asset value and redemption price
   per share ....................................      $       9.19
                                                       ============
Maximum offering price per share (net asset value
   divided by 94.25%) ...........................      $       9.75
                                                       ============

CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) ......           585,132
Net assets ......................................      $  5,112,528
Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge) .......................      $       8.74
                                                       ============

CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) ......           399,618
Net assets ......................................      $  3,501,493
Net asset value, offering and redemption price
   per share (excluding any applicable
   contingent deferred sales charge) ............      $       8.76
                                                       ============

(1)Investments, at cost .........................      $ 14,556,217

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
   Dividends ....................................        $ 198,344
   Interest .....................................            3,161
                                                         ---------
   Total investment income ......................          201,505
                                                         ---------

EXPENSES:
   Management fees ..............................           60,301
   Custodian fees ...............................            6,181
   Transfer agent/maintenance fees ..............           19,887
   Administration fees ..........................           13,966
   Directors' fees ..............................              177
   Professional fees ............................            4,634
   Reports to shareholders ......................              459
   Registration fees ............................           16,318
   Other expenses ...............................              793
   12b-1 distribution plan fees - Class A .......            8,999
   12b-1 distribution plan fees - Class B .......           27,092
   12b-1 distribution plan fees - Class C .......           17,315
                                                         ---------
   Total expenses ...............................          176,122
   Less: Expenses waived ........................          (20,100)
                                                         ---------
   Net expenses .................................          156,022
                                                         ---------
   Net investment income ........................           45,483
                                                         ---------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
   Investments ..................................          697,309
   Futures ......................................           21,245
                                                         ---------
   Net realized gain ............................          718,554
                                                         ---------

Unrealized appreciation (depreciation)
   during the period on:
   Investments ..................................          212,398
   Futures ......................................           (1,384)
                                                         ---------
   Net unrealized appreciation ..................          211,014
                                                         ---------
   Net gain .....................................          929,568
                                                         ---------
   Net increase in net assets
     resulting from operations ..................        $ 975,051
                                                         =========

                                       22                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                         ENHANCED INDEX SERIES

                                                                             SIX MONTHS ENDED
                                                                             MARCH 31, 2005        YEAR ENDED
                                                                               (unaudited)     SEPTEMBER 30, 2004
                                                                             ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)............................................    $     45,483      $     (35,469)
   Net realized gain during the period on investments and futures..........         718,554          1,114,969
   Unrealized appreciation during the period on investments and futures....         211,014            612,275
                                                                               ------------      -------------
   Net increase in net assets resulting from operations....................         975,051          1,691,775
                                                                               ------------      -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
    Class A................................................................         751,931          1,834,103
    Class B................................................................         239,187            912,388
    Class C................................................................         404,529          1,337,801
   Cost of shares redeemed
    Class A................................................................      (1,331,438)        (1,977,745)
    Class B................................................................        (754,715)        (1,094,636)
    Class C................................................................        (378,394)        (1,397,756)
                                                                               ------------      -------------
   Net decrease from capital share transactions............................      (1,068,900)          (385,845)
                                                                               ------------      -------------
   Net increase (decrease) in net assets...................................         (93,849)         1,305,930
                                                                               ------------      -------------

NET ASSETS:
   Beginning of period.....................................................      15,603,309         14,297,379
                                                                               ------------      -------------
   End of period...........................................................    $ 15,509,460      $  15,603,309
                                                                               ============      =============

   Accumulated undistributed net investment income at end of period........    $     45,483      $           -
                                                                               ============      =============

CAPITAL SHARE ACTIVITY:
   Shares sold
    Class A................................................................          82,391            214,183
    Class B................................................................          27,162            110,168
    Class C................................................................          46,313            163,235
   Shares redeemed
    Class A................................................................        (144,375)          (230,862)
    Class B................................................................         (85,424)          (132,909)
    Class C................................................................         (43,572)          (169,518)

                                       23                See accompanying notes.

                                                            SECURITY EQUITY FUND
Financial Highlights                                       ENHANCED INDEX SERIES
Selected data for each share of capital stock outstanding throughout each period

                                               SIX MONTHS ENDED
                                                   MARCH 31,                    YEAR ENDED SEPTEMBER 30,
CLASS A                                             2005(g)       2004      2003(f)       2002       2001      2000
-------                                        ----------------   ----      -------       ----       ----     ------
PER SHARE DATA

Net asset value, beginning of period               $  8.63       $  7.69    $  6.30     $  8.03    $ 11.29    $10.04
                                                   -------       -------    -------     -------    -------    ------
Income (loss) from investment operations:
Net investment income (loss)(c)                       0.05          0.02          -       (0.01)         -         -
Net gain (loss) on securities (realized
 and unrealized)                                      0.51          0.92       1.39       (1.72)     (3.17)     1.37
                                                   -------       -------    -------     -------    -------    ------
Total from investment operations                      0.56          0.94       1.39       (1.73)     (3.17)     1.37
                                                   -------       -------    -------     -------    -------    ------

Less distributions:
Dividends from net investment income                     -             -          -           -          -         -
Distributions from realized gains                        -             -          -           -      (0.09)    (0.12)
                                                   -------       -------    -------     -------    -------    ------
Total distributions                                      -             -          -           -      (0.09)    (0.12)
                                                   -------       -------    -------     -------    -------    ------
Net asset value, end of period                     $  9.19       $  8.63    $  7.69     $  6.30    $  8.03    $11.29
                                                   =======       =======    =======     =======    =======    ======
TOTAL RETURN(a)                                       6.49%        12.22%     22.06%     (21.54%)   (28.27%)   13.65%
                                                   -------       -------    -------     -------    -------    ------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)           $ 6,895       $ 7,017    $ 6,377     $ 7,171    $ 6,699    $8,219
                                                   -------       -------    -------     -------    -------    ------

Ratios to average net assets:
Net investment income (loss)                          0.99%         0.19%      0.00%      (0.10%)     0.02%    (0.05%)
Total expenses                                        1.53%         1.55%      1.73%       1.61%      1.42%     1.44%
Gross expenses(b)                                     1.78%         1.80%      1.83%       1.61%      1.42%     1.44%
Net expenses(d)                                       1.53%         1.54%      1.73%       1.61%      1.42%     1.44%
                                                   -------       -------    -------     -------    -------    ------
Portfolio turnover rate                                106%           79%        60%         62%        40%       73%

                                               SIX MONTHS ENDED
                                                   MARCH 31,                   YEAR ENDED SEPTEMBER 30,
CLASS B                                             2005(g)       2004       2003(f)    2002       2001         2000
-------                                             -------       ----       -------    ----       ----         ----
PER SHARE DATA

Net asset value, beginning of period               $  8.25       $  7.40     $ 6.11   $  7.87     $ 11.15      $   9.99
                                                   -------       -------     ------   -------     -------      --------
Income (loss) from investment operations:
Net investment income (loss)(c)                       0.01         (0.05)     (0.05)    (0.07)      (0.08)        (0.09)
Net gain (loss) on securities (realized
  and unrealized)                                     0.48          0.90       1.34     (1.69)      (3.11)         1.37
                                                   -------       -------     ------   -------     -------      --------
Total from investment operations                      0.49          0.85       1.29     (1.76)      (3.19)         1.28
                                                   -------       -------     ------   -------     -------      --------

Less distributions:
Dividends from net investment income                     -             -          -         -           -             -
Distributions from realized gains                        -             -          -         -       (0.09)        (0.12)
                                                   -------       -------     ------   -------     -------      --------
Total distributions                                      -             -          -         -       (0.09)        (0.12)
                                                   -------       -------     ------   -------     -------      --------
Net asset value, end of period                     $  8.74       $  8.25     $ 7.40   $  6.11     $  7.87      $  11.15
                                                   =======       =======     ======   =======     =======      ========
TOTAL RETURN(a)                                       5.94%        11.49%     21.11%   (22.36%)    (28.81%)       12.82%
                                                   -------       -------     ------   -------     -------      --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)           $ 5,113       $ 5,305     $4,929   $ 6,125     $ 7,360      $ 10,960
                                                   -------       -------     ------   -------     -------      --------
Ratios to average net assets:
Net investment income (loss)                          0.23%        (0.56%)    (0.75%)   (0.84%)     (0.74%)       (0.79%)
Total expenses                                        2.29%         2.30%      2.48%     2.35%       2.17%         2.18%
Gross expenses(b)                                     2.54%         2.55%      2.58%     2.35%       2.17%         2.18%
Net expenses(d)                                       2.29%         2.29%      2.48%     2.35%       2.17%         2.18%
                                                   -------       -------     ------   -------     -------      --------
Portfolio turnover rate                                106%           79%        60%       62%         40%           73%
                                                   -------       -------     ------   -------     -------      --------

                                       24                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                         ENHANCED INDEX SERIES

                                                            SIX MONTHS
                                                          ENDED MARCH 31,                   YEAR ENDED SEPTEMBER 30,
                        CLASS C                               2005(g)        2004      2003(f)     2002(e)     2001       2000
-------------------------------------------------------  ----------------  --------  ----------  ----------  --------- ----------
PER SHARE DATA

Net asset value, beginning of period                         $   8.27      $ 7.42    $   6.12    $   7.88    $ 11.16     $ 10.00
                                                             --------      ------    --------    --------    -------     -------
Income (loss) from investment operations:
Net investment income (loss)(c)                                  0.01       (0.05)      (0.05)      (0.07)     (0.08)      (0.09)
Net gain (loss) on securities (realized and unrealized)          0.48        0.90        1.35       (1.69)     (3.11)       1.37
                                                             --------      ------    --------    --------    -------     -------
Total from investment operations                                 0.49        0.85       (1.30)      (1.76)     (3.19)       1.28
                                                             --------      ------    --------    --------    -------     -------
Less distributions:
Dividends from net investment income                                -           -           -           -          -           -
Distributions from realized gains                                   -           -           -           -      (0.09)      (0.12)
                                                             --------      ------    --------    --------    -------     -------
Total distributions                                                 -           -           -           -      (0.09)      (0.12)
                                                             --------      ------    --------    --------    -------     -------
Net asset value, end of period                               $   8.76      $ 8.27    $   7.42    $   6.12    $  7.88     $ 11.16
                                                             ========      ======    ========    ========    =======     =======
TOTAL RETURN(a)                                                  5.93%      11.46%      21.24%     (22.34%)   (28.78%)     12.69%
                                                             --------      ------    --------    --------    -------     -------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $  3,501      $3,281    $  2,991    $  4,129    $ 4,840     $ 7,092
                                                             --------      ------    --------    --------    -------     -------
Ratios to average net assets:
Net investment income (loss)                                     0.21%      (0.56%)     (0.74%)     (0.85%)    (0.74%)     (0.77%)
Total expenses                                                   2.29%       2.30%       2.47%       2.35%      2.17%       2.15%
Gross expenses(b)                                                2.54%       2.55%       2.57%       2.35%      2.17%       2.15%
Net expenses(d)                                                  2.29%       2.29%       2.47%       2.35%      2.17%       2.15%
                                                             --------      ------    --------    --------    -------     -------
Portfolio turnover rate                                           106%         79%         60%         62%        40%         73%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Northern Trust became the sub-adviser for Enhanced Index Series effective May 1, 2003. Prior to May 1, 2003 Security Management Company, LLC (SMC) paid Deutsch Asset Management, Inc. for sub-advisory services.

(g) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                       25                See accompanying notes.

                       This page left blank intentionally.

                              SECURITY EQUITY FUND

                                  Equity Series

                              [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                                EQUITY SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

SECURITY EQUITY SERIES VS. S&P 500 INDEX

[PERFORMANCE GRAPH]

EQUITY

  DATE      value
03/31/95    9,425
06/30/95   10,358
09/30/95   11,158
12/31/95   11,885
03/31/96   12,846
06/30/96   13,401
09/30/96   13,937
12/31/96   14,580
03/31/97   14,681
06/30/97   17,172
09/30/97   18,407
12/31/97   18,895
03/31/98   21,594
06/30/98   22,264
09/30/98   19,765
12/31/98   23,896
03/31/99   24,136
06/30/99   25,476
09/30/99   23,848
12/31/99   26,522
 3/31/00   26,794
 6/30/00   26,026
 9/30/00   25,431
12/31/00   23,200
03/31/01   20,278
06/30/01   21,638
09/30/01   18,398
12/31/01   20,452
03/31/02   20,336
06/30/02   17,356
09/30/02   14,724
12/31/02   15,621
03/31/03   15,187
06/30/03   17,067
09/30/03   17,299
12/31/03   18,890
03/31/04   19,093
06/30/04   19,354
09/30/04   18,832
12/31/04   20,284
03/31/05   19,633

S& P 500  - EQUITY

         DATE                  value
----------------------         ------
INCEPTION 3/31/95              10,000
               6/30/95         10,955
               9/30/95         11,826
              12/31/95         12,538
               3/31/96         13,211
               6/30/96         13,803
               9/30/96         14,230
              12/31/96         15,416
               3/31/97         15,829
               6/30/97         18,593
               9/30/97         19,987
              12/31/97         20,562
               3/31/98         23,430
               6/30/98         24,204
               9/30/98         21,796
              12/31/98         26,436
               3/31/99         27,757
               6/30/99         29,713
               9/30/99         27,857
              12/31/99         32,002
               3/31/00         32,737
              06/30/00         31,869
              09/30/00         31,561
              12/31/00         29,094
              03/31/01         25,646
              06/30/01         27,148
              09/30/01         23,165
              12/31/01         25,642
              03/31/02         25,712
              06/30/02         22,268
              09/30/02         18,422
              12/31/02         19,978
              03/31/03         19,349
              06/30/03         22,327
              09/30/03         22,918
              12/31/03         25,711
              03/31/04         26,147
              06/30/04         26,598
              09/30/04         26,099
              12/31/04         28,509
              03/31/05         27,895

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Equity Series on March 31, 1995, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    14.38%

Consumer Staples                           9.97

Energy                                     7.99

Financials                                18.69

Health Care                               13.69

Industrials                               15.49

Information Technology                    14.05

Materials                                  2.84

Telecommunication Services                 1.78

Exchange Traded Funds                      1.02

Commercial Paper                           0.35

Repurchase Agreement                       0.21

Liabilities, less cash & other assets     (0.46)

AVERAGE ANNUAL RETURNS

                                                           SINCE
  PERIODS ENDED 3-31-05      1 YEAR   5 YEARS  10 YEARS  INCEPTION
--------------------------   -------  -------  --------  ----------
A Shares                      2.83%   (6.03%)    7.62%       -

A Shares with sales charge   (3.05%)  (7.14%)    6.98%       -

B Shares                      1.93%   (6.88%)    6.79%       -

B Shares with CDSC           (3.07%)  (7.25%)    6.79%       -

C Shares                      2.01%   (6.84%)    N/A       (4.26%)
                                                          (1-29-99)

C Shares with CDSC            1.01%   (6.84%)    N/A       (4.26%)
                                                          (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                                       28                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                                EQUITY SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                         BEGINNING     ENDING     EXPENSES
                          ACCOUNT      ACCOUNT      PAID
                           VALUE        VALUE      DURING
                          10-01-04   03-31-05(1)  PERIOD(2)
                         ----------  -----------  ---------
Equity Series - Class A
  Actual                 $ 1,000.00   $ 1,042.50  $  6.72
  Hypothetical             1,000.00     1,018.35     6.64

Equity Series - Class B
  Actual                   1,000.00     1,036.70    10.51
  Hypothetical             1,000.00     1,014.61    10.40

Equity Series - Class C
  Actual                   1,000.00     1,036.60    10.51
  Hypothetical             1,000.00     1,014.61    10.40

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 4.25%, 3.67% and 3.66%,
      for Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.32%, 2.07% and 2.07% for Class A, B and C class shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            EQUITY SERIES
March 31, 2005                                                       (unaudited)

                                                NUMBER        MARKET
                                              OF SHARES        VALUE
                                              ---------     -----------
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 4.9%
General Dynamics Corporation                     88,400     $ 9,463,220
L-3 Communications Holdings, Inc.                42,000       2,982,840
United Technologies Corporation                  84,400       8,580,104
                                                            -----------
                                                             21,026,164
                                                            -----------
AIR FREIGHT & LOGISTICS - 2.2%
FedEx Corporation                                99,000       9,301,050
                                                            -----------
AIRLINES - 1.1%
Southwest Airlines Company                      327,800       4,667,872
                                                            -----------
ALUMINUM - 1.0%
Alcoa, Inc.                                     145,000       4,406,550
                                                            -----------
ASSET MANAGEMENT & CUSTODY BANKS - 1.4%
Bank of New York Company, Inc.                  200,000       5,810,000
                                                            -----------
BIOTECHNOLOGY - 1.2%
Amgen, Inc.*                                     89,500       5,209,795
                                                            -----------
BREWERS - 1.6%
Anheuser-Busch Companies, Inc.                  140,000       6,634,600
                                                            -----------
BROADCASTING & CABLE TV - 1.6%
Comcast Corporation*                             94,900       3,205,722
Univision Communications, Inc.*                 122,000       3,378,180
                                                            -----------
                                                              6,583,902
                                                            -----------
COMMUNICATIONS EQUIPMENT - 2.9%
ADC Telecommunications, Inc.*                 2,094,100       4,167,259
Cisco Systems, Inc.*                            464,100       8,302,749
                                                            -----------
                                                             12,470,008
                                                            -----------
COMPUTER HARDWARE - 2.9%
Dell, Inc.*                                     141,100       5,421,062
International Business Machines Corporation      77,000       7,036,260
                                                            -----------
                                                             12,457,322
                                                            -----------
CONSUMER FINANCE - 1.4%
MBNA Corporation                                239,000       5,867,450
                                                            -----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.7%
Computer Sciences Corporation*                   55,000       2,521,750
First Data Corporation                          230,000       9,041,300
                                                            -----------
                                                             11,563,050
                                                            -----------
DEPARTMENT STORES - 1.3%
Kohl's Corporation*                             103,400       5,338,542
                                                            -----------
DIVERSIFIED BANKS - 3.5%
Bank of America Corporation                     120,000       5,292,000
Wells Fargo & Company                           160,000       9,568,000
                                                            -----------
                                                             14,860,000
                                                            -----------
DRUG RETAIL - 2.3%
CVS Corporation                                 183,800       9,671,556
                                                            -----------
EXCHANGE TRADED FUNDS - 1.0%
iShares S&P 500 Index Fund                       36,900       4,348,296
                                                            -----------
GENERAL MERCHANDISE STORES - 0.8%
Target Corporation                              63,700        3,186,274
                                                            -----------
HEALTH CARE EQUIPMENT - 3.4%
Boston Scientific Corporation*                 242,800        7,111,612
Medtronic, Inc.                                 90,600        4,616,070
Zimmer Holdings, Inc.*                          36,300        2,824,503
                                                            -----------
                                                             14,552,185
                                                            -----------
HOME IMPROVEMENT RETAIL - 3.0%
Home Depot, Inc.                               270,700       10,351,568
Lowe's Companies, Inc.                          43,000        2,454,870
                                                            -----------
                                                             12,806,438
                                                            -----------
HOTELS, RESORTS & CRUISE LINES - 1.9%
Carnival Corporation                           155,000        8,030,550
                                                            -----------
HOUSEHOLD PRODUCTS - 1.5%
Procter & Gamble Company                       120,400        6,381,200
                                                            -----------
HYPERMARKETS & SUPERCENTERS - 2.6%
Wal-Mart Stores, Inc.                          220,000       11,024,200
                                                            -----------
INDUSTRIAL CONGLOMERATES - 7.3%
3M Company                                      52,700        4,515,863
General Electric Company                       550,000       19,833,000
Tyco International, Ltd.                       192,100        6,492,980
                                                            -----------
                                                             30,841,843
                                                            -----------
INDUSTRIAL GASES - 1.8%
Praxair, Inc.                                  160,000        7,657,600
                                                            -----------
INTEGRATED OIL & GAS - 4.7%
ChevronTexaco Corporation                      120,000        6,997,200
Exxon Mobil Corporation                        221,100       13,177,560
                                                            -----------
                                                             20,174,760
                                                            -----------
INTEGRATED TELECOMMUNICATION SERVICES - 1.8%
SBC Communications, Inc.                       170,000        4,027,300
Verizon Communications, Inc.                   100,000        3,550,000
                                                            -----------
                                                              7,577,300
                                                            -----------
INTERNET RETAIL - 0.7%
eBay, Inc.*                                     82,400        3,070,224
                                                            -----------
INVESTMENT BANKING & BROKERAGE - 2.5%
Goldman Sachs Group, Inc.                       50,000        5,499,500
Merrill Lynch & Company, Inc.                   90,500        5,122,300
                                                            -----------
                                                             10,621,800
                                                            -----------
LIFE & HEALTH INSURANCE - 0.9%
AFLAC, Inc.                                    101,800        3,793,068
                                                            -----------
MANAGED HEALTH CARE - 2.9%
UnitedHealth Group, Inc.                        58,200        5,551,116
WellPoint, Inc.*                                54,500        6,831,575
                                                            -----------
                                                             12,382,691
                                                            -----------
MOTORCYCLE MANUFACTURERS - 1.1%
Harley-Davidson, Inc.                           79,100        4,568,816
                                                            -----------

                                       30                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            EQUITY SERIES
March 31, 2005                                                       (unaudited)

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER         MARKET
                                                  OF SHARES         VALUE
                                                 ------------  --------------
COMMON STOCKS (CONTINUED)

MOVIES & ENTERTAINMENT - 4.1%
Time Warner, Inc.*                                    460,000  $   8,073,000
Viacom, Inc. (Cl.B)                                   271,700      9,463,311
                                                               -------------
                                                                  17,536,311
                                                               -------------
MULTI-LINE INSURANCE - 2.6%
American International Group, Inc.                    200,200     11,093,082
                                                               -------------
OIL & GAS EQUIPMENT & SERVICES - 2.1%
BJ Services Company                                    62,700      3,252,876
Halliburton Company                                   133,500      5,773,875
                                                               -------------
                                                                   9,026,751
                                                               -------------
OIL & GAS EXPLORATION & PRODUCTION - 1.1%
Anadarko Petroleum Corporation                         62,500      4,756,250
                                                               -------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.8%
Citigroup, Inc.                                       360,500     16,200,870
JP Morgan Chase & Company                             118,700      4,107,020
                                                               -------------
                                                                  20,307,890
                                                               -------------
PHARMACEUTICALS - 6.1%
Abbott Laboratories                                   130,000      6,060,600
Eli Lilly & Company                                   141,700      7,382,570
Johnson & Johnson                                     187,300     12,579,068
                                                               -------------
                                                                  26,022,238
                                                               -------------
PROPERTY & CASUALTY INSURANCE - 1.7%
Chubb Corporation                                      89,200      7,070,884
                                                               -------------
SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.*                               73,900      1,200,875
                                                               -------------
SEMICONDUCTORS - 1.8%
Intel Corporation                                     323,400      7,512,582
                                                               -------------
SOFT DRINKS - 2.0%
PepsiCo, Inc.                                         163,300      8,659,799
                                                               -------------
SYSTEMS SOFTWARE - 3.4%
Microsoft Corporation                                 600,900     14,523,753
                                                               -------------
TOTAL COMMON STOCKS
  (cost $ 352,095,153)                                           424,595,521
                                                               -------------
WARRANTS - 0.0%
Lucent Technologies, Inc.                               4,647          3,113
                                                               -------------
TOTAL WARRANTS
  (cost $ 0)                                                           3,113
                                                               -------------

COMMERCIAL PAPER - 0.4%

METALS & MINING - 0.4%
Alcoa, Inc., 2.80%, 04-06-05                     $  1,500,000      1,499,417
                                                               -------------
TOTAL COMMERCIAL PAPER
  (cost $ 1,499,417)                                               1,499,417
                                                               -------------

                                                  PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                 ------------  -------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 2.34%,
   dated 3-31-05, matures 04-01-05;
   repurchase amount of
   $ 878,057 (Collateralized by GNMA,
   4.00%, 04-28-08 with a
   value of $ 895,561)                           $    878,000  $     878,000
                                                               -------------
TOTAL REPURCHASE AGREEMENT
   (cost $ 878,000)                                                  878,000
                                                               -------------
TOTAL INVESTMENTS - 100.5%
   (cost $ 354,472,570)                                          426,976,051
LIABILITIES, LESS CASH & OTHER ASSETS - (0.5%)                    (1,947,738)
                                                               -------------
TOTAL NET ASSETS - 100.0%                                      $ 425,028,313
                                                               =============

The identified cost of investments owned at March 31, 2005 was the same for federal income tax and financial statement purposes.

*Non-income producing security

                                                            SECURITY EQUITY FUND
                                                                   EQUITY SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1) ..........................               $ 426,976,051
Cash ..............................................                         273
Receivables:
  Fund shares sold ................................                      55,303
  Dividends .......................................                     325,177
Prepaid expenses ..................................                      37,803
                                                                  -------------
Total assets ......................................                 427,394,607
                                                                  -------------

LIABILITIES:
Payable for:
  Securities purchased ............................                   1,526,203
  Fund shares redeemed ............................                     255,503
  Management fees .................................                     277,259
  Custodian fees ..................................                       1,522
  Transfer agent and administration fees ..........                      73,310
  Professional fees ...............................                      23,343
  12b-1 distribution plan fees ....................                     161,565
  Other ...........................................                      47,589
                                                                  -------------
Total liabilities .................................                   2,366,294
                                                                  -------------
NET ASSETS ........................................               $ 425,028,313
                                                                  =============

NET ASSETS CONSIST OF:
Paid in capital ...................................               $ 351,706,169
Accumulated undistributed net investment
  income ..........................................                   1,901,864
Accumulated net realized loss
  on sale of investments ..........................                  (1,083,201)
Net unrealized appreciation
  in value of investments .........................                  72,503,481
                                                                  -------------
Net assets ........................................               $ 425,028,313
                                                                  =============

CLASS A:
Capital shares outstanding
  (unlimited number of shares authorized) .........                  59,317,582
Net assets ........................................               $ 375,780,903
Net asset value and redemption price
  per share .......................................               $        6.34
                                                                  =============
Maximum offering price per share
  (net asset value divided by 94.25%) .............               $        6.73
                                                                  =============

CLASS B:
Capital shares outstanding
  (unlimited number of shares authorized) .........                   7,642,410
Net assets ........................................               $  43,054,885
Net asset value, offering and redemption price
  per share (excluding any applicable contingent
  deferred sales charge) ..........................               $        5.63
                                                                  =============

CLASS C:
Capital shares outstanding
  (unlimited number of shares authorized) .........                   1,040,863
Net assets ........................................               $   6,192,525
Net asset value, offering and redemption price
  per share (excluding any applicable contingent
  deferred sales charge) ..........................               $        5.95
                                                                  =============

(1)Investments, at cost ...........................               $ 354,472,570

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
  Dividends .......................................               $   4,955,967
  Interest ........................................                      75,726
                                                                  -------------
  Total investment income .........................                   5,031,693
                                                                  -------------


EXPENSES:
  Management fees .................................                   1,676,014
  Custodian fees ..................................                      13,017
  Transfer agent/maintenance fees .................                     366,343
  Administration fees .............................                     201,377
  Directors' fees .................................                       5,252
  Professional fees ...............................                      39,916
  Reports to shareholders .........................                      31,379
  Registration fees ...............................                      25,580
  Other expenses ..................................                      11,375
  12b-1 distribution plan fees - Class A ..........                     491,703
  12b-1 distribution plan fees - Class B ..........                     236,779
  12b-1 distribution plan fees - Class C ..........                      31,094
                                                                  -------------
  Total expenses ..................................                   3,129,829
                                                                  -------------
  Net investment income ...........................                   1,901,864
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
  Investments .....................................                     272,066
                                                                  -------------
  Net realized gain ...............................                     272,066
                                                                  -------------
Unrealized appreciation during the period on:
  Investments .....................................                  16,386,160
                                                                  -------------
  Net unrealized appreciation .....................                  16,386,160
                                                                  -------------
  Net gain ........................................                  16,658,226
                                                                  -------------
  Net increase in net assets
    resulting from operations .....................               $  18,560,090
                                                                  =============

                                       32                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                                 EQUITY SERIES

                                                                                     SIX MONTHS ENDED
                                                                                      MARCH 31, 2005         YEAR ENDED
                                                                                        (unaudited)      SEPTEMBER 30, 2004
                                                                                     ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .............................................        $     1,901,864       $    (100,598)
   Net realized gain during the period on investments .......................                272,066          53,906,512
   Unrealized appreciation (depreciation) during the period on investments...             16,386,160         (10,398,098)
                                                                                     ---------------       -------------
   Net increase in net assets resulting from operations .....................             18,560,090          43,407,816
                                                                                     ---------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ................................................................                      -            (684,512)
     Class B ................................................................                      -                   -
     Class C ................................................................                      -                   -
   Net realized gain
     Class A ................................................................            (26,380,427)                  -
     Class B ................................................................             (3,538,521)                  -
     Class C ................................................................               (441,249)                  -
                                                                                     ---------------       -------------
   Total distributions to shareholders ......................................            (30,360,197)           (684,512)
                                                                                     ---------------       -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
     Class A ................................................................             10,599,722          34,438,875
     Class B ................................................................              3,250,211           8,956,642
     Class C ................................................................                920,458           2,153,270
   Distributions reinvested
     Class A ................................................................             24,060,268             627,027
     Class B ................................................................              3,490,102                   -
     Class C ................................................................                436,622                   -
   Cost of shares redeemed
     Class A ................................................................            (40,298,929)       (111,058,761)
     Class B ................................................................            (11,667,764)        (26,061,410)
     Class C ................................................................             (1,275,671)         (3,010,496)
                                                                                     ---------------       -------------
   Net decrease from capital share transactions .............................            (10,484,981)        (93,954,853)
                                                                                     ---------------       -------------
   Net decrease in net assets ...............................................            (22,285,088)        (51,231,549)
                                                                                     ---------------       -------------

NET ASSETS:
   Beginning of period ......................................................            447,313,401         498,544,950
                                                                                     ---------------       -------------
   End of period ............................................................        $   425,028,313       $ 447,313,401
                                                                                     ===============       =============
   Accumulated undistributed net investment income (loss) at end of period...        $     1,901,864       $           -
                                                                                     ===============       =============

CAPITAL SHARE ACTIVITY:
   Shares sold
     Class A ................................................................              1,613,939           5,383,103
     Class B ................................................................                551,409           1,534,595
     Class C ................................................................                148,757             351,499
   Shares reinvested
     Class A ................................................................              3,673,323              97,974
     Class B ................................................................                597,620                   -
     Class C ................................................................                 70,880                   -
   Shares redeemed
     Class A ................................................................             (6,139,060)        (17,251,738)
     Class B ................................................................             (1,982,804)         (4,466,840)
     Class C ................................................................               (206,658)           (491,760)

                                       33                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                                 EQUITY SERIES

                                                         SIX MONTHS ENDED
                                                             MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                         CLASS A                              2005(h)         2004     2003    2002(e,g)     2001        2000
-------------------------------------------------------  ----------------  --------- --------  ---------  ---------- -------------
PER SHARE DATA

Net asset value, beginning of period                         $   6.50      $   5.98  $   5.09  $   6.36   $  10.26     $    9.96
                                                             --------      --------  --------  --------   --------     ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                                  0.03          0.01      0.01      0.01          -             -
Net gain (loss) on securities (realized and unrealized)          0.26          0.52      0.88     (1.28)     (2.49)         0.66
                                                             --------      --------  --------  --------   --------     ---------
Total from investment operations                                 0.29          0.53      0.89     (1.27)     (2.49)         0.66
                                                             --------      --------  --------  --------   --------     ---------

Less distributions:
Dividends from net investment income                                -         (0.01)        -         -          -             -
Distributions from realized gains                               (0.45)            -         -         -      (1.40)        (0.36)
Return of capital                                                   -             -         -         -      (0.01)            -
                                                             --------      --------  --------  --------   --------     ---------
Total distributions                                             (0.45)        (0.01)        -         -      (1.41)        (0.36)
                                                             --------      --------  --------  --------   --------     ---------
Net asset value, end of period                               $   6.34      $   6.50  $   5.98  $   5.09   $   6.36     $   10.26
                                                             ========      ========  ========  ========   ========     =========

TOTAL RETURN(a)                                                  4.25%         8.87%    17.49%   (19.97%)   (27.66%)        6.64%
                                                             --------      --------  --------  --------   --------     ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $375,781      $391,384  $430,161  $412,791   $563,553     $ 853,126
Ratios to average net assets:
Net investment income (loss)                                     0.94%         0.08%     0.23%     0.13%      0.03%         0.03%
Total expenses                                                   1.32%         1.28%     1.25%     1.11%      1.02%         1.02%
Gross expenses(b)                                                1.32%         1.28%     1.25%     1.11%      1.02%         1.02%
Net expenses(d)                                                  1.32%         1.28%     1.25%     1.11%      1.02%         1.02%
                                                             --------      --------  --------  --------   --------     ---------
Portfolio turnover rate                                            24%           28%       54%       30%        23%           54%

                                                         SIX MONTHS ENDED                                              YEAR ENDED
                                                             MARCH 31,                                                SEPTEMBER 30,
                         CLASS B                              2005(h)        2004       2003     2002(e,g)     2001       2000
-------------------------------------------------------  ---------------- ---------- ---------- ---------- ---------- -------------
PER SHARE DATA

INet asset value, beginning of period                        $   5.85     $   5.41   $   4.64   $   5.86   $   9.65     $    9.47
                                                             --------     --------   --------   --------   --------     ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                                  0.01        (0.04)     (0.03)     (0.05)     (0.07)        (0.10)
Net gain (loss) on securities (realized and unrealized)          0.22         0.48       0.80      (1.17)     (2.31)         0.64
                                                             --------     --------   --------   --------   --------     ---------
Total from investment operations                                 0.23         0.44       0.77      (1.22)     (2.38)         0.54
                                                             --------     --------   --------   --------   --------     ---------

Less distributions:
Dividends from net investment income                                -            -          -          -          -             -
Distributions from realized gains                               (0.45)           -          -          -      (1.40)        (0.36)
Return of capital                                                   -            -          -          -      (0.01)            -
                                                             --------     --------   --------   --------   --------     ---------
Total distributions                                             (0.45)           -          -          -      (1.41)        (0.36)
                                                             --------     --------   --------   --------   --------     ---------
Net asset value, end of period                               $   5.63     $   5.85   $   5.41   $   4.64   $   5.86     $    9.65
                                                             ========     ========   ========   ========   ========     =========
TOTAL RETURN(a)                                                  3.67%        8.13%     16.59%    (20.82%)   (28.34%)        5.69%
                                                             --------     --------   --------   --------   --------     ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $ 43,055     $ 49,600   $ 61,733   $ 66,267   $ 96,067     $ 156,633
                                                             --------     --------   --------   --------   --------     ---------
Ratios to average net assets:
Net investment income (loss)                                     0.21%       (0.67%)    (0.52%)    (0.78%)    (0.97%)       (0.97%)
Total expenses                                                   2.07%        2.03%      2.00%      2.02%      2.02%         2.02%
Gross expenses(b)                                                2.07%        2.03%      2.00%      2.02%      2.02%         2.02%
Net expenses(d)                                                  2.07%        2.03%      2.00%      2.02%      2.02%         2.02%
                                                             --------     --------   --------   --------   --------     ---------
Portfolio turnover rate                                            24%          28%        54%        30%        23%           54%
                                                             --------     --------   --------   --------   --------     ---------

                                     34                  See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                                 EQUITY SERIES

                                                         SIX MONTHS ENDED
                                                             MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                        CLASS C                               2005(h)        2004      2003     2002(e,g)     2001        2000
-------------------------------------------------------  ---------------- ---------- ---------- ---------- ---------- -------------
PER SHARE DATA

Net asset value, beginning of period                         $   6.16     $   5.69   $   4.88   $   6.16   $  10.07      $  9.89
                                                             --------     --------   --------   --------   --------      -------
Income (loss) from investment operations:
Net investment income (loss)(c)                                  0.01        (0.04)     (0.03)     (0.05)     (0.07)       (0.10)
Net gain (loss) on securities (realized and unrealized)          0.23         0.51       0.84      (1.23)     (2.43)        0.64
                                                             --------     --------   --------   --------   --------      -------
Total from investment operations                                 0.24         0.47       0.81      (1.28)     (2.50)        0.54
                                                             --------     --------   --------   --------   --------      -------
Less distributions:
Dividends from net investment income                                -            -          -          -          -            -
Distributions from realized gains                               (0.45)           -          -          -      (1.40)       (0.36)
Return of capital                                                   -            -          -          -      (0.01)           -
                                                             --------     --------   --------   --------   --------      -------
Total distributions                                             (0.45)           -          -          -      (1.41)       (0.36)
                                                             --------     --------   --------   --------   --------      -------
Net asset value, end of period                               $   5.95     $   6.16   $   5.69   $   4.88   $   6.16      $ 10.07
                                                             ========     ========   ========   ========   ========      =======
TOTAL RETURN(a)                                                  3.66%        8.26%     16.60%    (20.78%)   (28.35%)       5.55%
                                                             --------     --------   --------   --------   --------      -------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $  6,193     $  6,329   $  6,651   $  4,979   $  4,230      $ 5,426
                                                             --------     --------   --------   --------   --------      -------
Ratios to average net assets:
Net investment income (loss)                                     0.18%       (0.67%)    (0.52%)    (0.76%)    (0.97%)      (0.96%)
Total expenses                                                   2.07%        2.03%      2.00%      2.02%      2.02%        2.02%
Gross expenses(b)                                                2.07%        2.03%      2.00%      2.02%      2.02%        2.02%
Net expenses(d)                                                  2.07%        2.03%      2.00%      2.02%      2.02%        2.02%
                                                             --------     --------   --------   --------   --------      -------
Portfolio turnover rate                                            24%          28%        54%        30%        23%          54%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The financial highlights for the Equity Series exclude the historical financial highlights of the Total Return Series Class A, B and C shares. The assets of the Total Return Series were acquired by the Equity Series on August 27, 2002.

(f) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(g) Effective May 1, 2002 the fee structure for Equity Series changed. Per share information reflects this change.

(h) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                       35                See accompanying notes.

                       This page left blank intentionally.

                              SECURITY EQUITY FUND

                                  Global Series

                           [OPPENHEIMERFUNDS(R) LOGO]

                                   SUBADVISOR,
                             OPPENHEIMERFUNDS, INC.

                                                            SECURITY EQUITY FUND
Performance Summary                                                GLOBAL SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

SECURITY GLOBAL SERIES VS. MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

[PERFORMANCE GRAPH]

GLOBAL INVESTMENT

   DATE         value
----------     ------
03/31/95        9,425
06/30/95        9,628
09/30/95       10,167
12/31/95       10,534
03/31/96       11,209
06/30/96       11,816
09/30/96       11,970
12/31/96       12,332
03/31/97       12,629
06/30/97       13,903
09/30/97       14,391
12/31/97       13,184
03/31/98       15,201
06/30/98       14,873
09/30/98       13,172
12/31/98       15,715
03/31/99       16,006
06/30/99       17,424
09/30/99       17,702
12/31/99       24,331
 3/31/00       27,588
 6/30/00       26,581
 9/30/00       26,029
12/31/00       25,075
03/31/01       21,473
06/30/01       22,993
09/30/01       18,845
12/31/01       21,764
03/31/02       22,071
06/30/02       19,988
09/30/02       16,199
12/31/02       16,506
03/31/03       15,124
06/30/03       18,264
09/30/03       19,937
12/31/03       23,368
03/31/04       24,324
06/30/04       24,017
09/30/04       23,778
12/31/04       27,567
03/31/05       26,594


MSCI WORLD

            DATE                    value
---------------------------        ------
INCEPTION 3/31/95                  10,000
                  6/30/95          10,439
                  9/30/95          11,035
                 12/31/95          11,572
                  3/31/96          12,058
                 06/30/96          12,420
                 09/30/96          12,599
                 12/31/96          13,192
                 03/31/97          13,244
                 06/30/97          15,253
                 09/30/97          15,705
                 12/31/97          15,333
                 03/31/98          17,544
                 06/30/98          17,917
                 09/30/98          15,784
                 12/31/98          19,134
                 03/31/99          19,833
                 06/30/99          20,797
                 09/30/99          20,505
                 12/31/99          23,983
                 03/31/00          24,244
                 06/30/00          23,401
                 09/30/00          22,242
                 12/31/00          20,882
                 03/31/01          18,214
                 06/30/01          18,720
                 09/30/01          16,042
                 12/31/01          17,432
                 03/31/02          17,506
                 06/30/02          15,931
                 09/30/02          13,015
                 12/31/02          14,023
                 03/31/03          13,329
                 06/30/03          15,628
                 09/30/03          16,398
                 12/31/03          18,737
                 03/31/04          19,227
                 06/30/04          19,393
                 09/30/04          19,200
                 12/31/04          21,494
                 03/31/05          21,258


                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Global Series on March 31, 1995, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   19.30%

Consumer Staples                          6.81

Energy                                    7.42

Financials                               18.37

Health Care                              12.99

Industrials                               5.82

Information Technology                   15.99

Materials                                 1.05

Telecommunication Services                8.34

Utilities                                 1.09

Repurchase Agreement                      2.72

Cash & other assets, less liabilities     0.10

AVERAGE ANNUAL RETURNS

                                                                        SINCE
  PERIODS ENDED 3-31-05        1 YEAR     5 YEARS      10 YEARS       INCEPTION
--------------------------     ------     -------      --------       ---------
A Shares                       9.33%      (0.73%)       10.93%              -

A Shares with sales charge     3.04%      (1.90%)       10.28%              -

B Shares                       8.43%      (1.12%)       10.33%              -

B Shares with CDSC             3.43%      (1.52%)       10.33%              -

C Shares                       8.47%      (1.51%)        N/A             7.64%
                                                                       (1-29-99)

C Shares with CDSC             7.47%      (1.51%)        N/A             7.64%
                                                                       (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                                     38                  See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                                GLOBAL SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                                BEGINNING            ENDING        EXPENSES PAID
                              ACCOUNT VALUE      ACCOUNT VALUE        DURING
                                10-01-04          03-31-05(1)        PERIOD(2)
                              -------------      -------------     -------------
Global Series - Class A
  Actual                        $1,000.00         $1,118.40           $ 9.14
  Hypothetical                   1,000.00          1,016.31             8.70

Global Series - Class B
  Actual                         1,000.00          1,114.50            13.13
  Hypothetical                   1,000.00          1,012.52            12.49

Global Series - Class C
  Actual                         1,000.00          1,114.20            13.12
  Hypothetical                   1,000.00          1,012.52            12.49

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 11.84%, 11.45% and 11.42%, for Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.73%, 2.49% and 2.49% for Class A, B and C class shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            GLOBAL SERIES
March 31, 2005                                                       (unaudited)

                                                NUMBER       MARKET
                                              OF SHARES       VALUE
                                              ---------    -----------
COMMON STOCKS - 96.0%

AUSTRALIA - 0.7%
Australia & New Zealand Banking
   Group, Ltd.                                   39,881    $   635,720
Macquarie Airports**                            154,800        391,323
                                                           -----------
                                                             1,027,043
                                                           -----------
BERMUDA - 0.8%
Ace, Ltd.                                        31,040      1,281,021
                                                           -----------
BRAZIL - 1.5%
Companhia de Bebidas das
   Americas ADR                                  27,357        790,344
Empresa Brasileira de Aeronautica
   S.A. ADR                                      46,268      1,448,188
Tele Norte Leste Participacoes S.A                    3             57
                                                           -----------
                                                             2,238,589
                                                           -----------
CANADA - 2.3%
EnCana Corporation                               16,008      1,130,031
Husky Energy, Inc.                               48,780      1,464,367
Manulife Financial Corporation                   18,073        862,432
                                                           -----------
                                                             3,456,830
                                                           -----------
FINLAND - 0.3%
Fortum Oyj                                       21,300        414,761
                                                           -----------
FRANCE - 7.2%
Essilor International S.A                         8,480        612,899
European Aeronautic Defence &
   Space Company                                 15,050        449,929
France Telecom S.A                               44,165      1,322,631
JC Decaux S.A.*                                  23,850        651,171
Louis Vuitton Moet Hennessy S.A                  20,920      1,564,898
Sanofi-Aventis                                   33,385      2,815,446
Societe Generale                                 13,620      1,415,237
Technip S.A                                       8,420      1,408,155
Total S.A                                         2,825        661,065
                                                           -----------
                                                            10,901,431
                                                           -----------
GERMANY - 3.0%
Allianz AG                                       10,646      1,351,884
Bayerische Hypo-Und Vereinsbank AG*              15,496        379,088
SAP AG                                            8,174      1,317,314
Siemens AG                                       19,043      1,507,195
                                                           -----------
                                                             4,555,481
                                                           -----------
HONG KONG - 2.7%
HSBC Holdings plc                                97,393      1,548,438
Hong Kong & China Gas Company, Ltd.             382,400        752,611
Hutchison Whampoa, Ltd.                          68,082        578,313
Television Broadcasts, Ltd.                     228,991      1,153,866
                                                           -----------
                                                             4,033,228
                                                           -----------
INDIA - 3.2%
Gail India, Ltd.                                 14,490         70,242
Hindustan Lever, Ltd.                           271,300        817,711
ITC, Ltd.                                         5,800        178,298
Icici Bank, Ltd. ADR                             52,350      1,084,692
Infosys Technologies, Ltd.                       35,532      1,831,021
Oil & Natural Gas Corporation, Ltd.               9,450        190,840
Zee Telefilms, Ltd.                             229,600        729,581
                                                           -----------
                                                             4,902,385
                                                           -----------
IRELAND - 0.6%
Anglo Irish Bank Corporation plc                 36,267        908,379
                                                           -----------
ITALY - 0.5%
Eni SpA                                          26,189        680,062
                                                           -----------
JAPAN - 9.0%
Canon, Inc.                                      10,000        536,356
Chugai Pharmaceutical Company, Ltd.              35,900        551,535
Credit Saison Company, Ltd.                      23,300        838,935
Hoya Corporation                                  7,300        803,507
JGC Corporation                                  23,000        251,014
KDDI Corporation                                    416      2,060,501
Keyence Corporation                               3,200        741,458
Murata Manufacturing Company, Ltd.               10,700        573,901
Nidec Corporation                                 2,400        298,867
Nikon Corporation                                57,114        656,887
Omron Corporation                                 7,000        152,791
Resona Holdings, Inc.*                          293,000        587,613
Seven-Eleven Japan Company, Ltd.                 16,000        468,635
Shionogi & Company, Ltd.                         61,000        840,987
Shiseido Company, Ltd.                           34,000        448,766
Sony Corporation                                 38,100      1,517,532
Toyota Motor Corporation                         32,200      1,198,433
Trend Micro, Inc.                                16,500        709,528
Yahoo Japan Corporation*                             76        177,939
Yahoo Japan Corporation
  (Deferred Settlement)*                             76        178,648
                                                           -----------
                                                            13,593,833
                                                           -----------
KOREA - 2.6%
Hyundai Heavy Industries Company, Ltd.*          17,369        869,586
Samsung Electronics Company, Ltd.                 3,165      1,562,778
SK Telecom Company, Ltd.                          2,040        343,120
SK Telecom Company, Ltd. ADR                     57,400      1,131,928
                                                           -----------
                                                             3,907,412
                                                           -----------
MEXICO - 1.6%
Fomento Economico Mexicano,
  S.A. de C.V                                   138,400        742,380
Grupo Modelo, S.A. de C.V. (Cl.C)               191,700        564,783
Grupo Televisa S.A. ADR                          19,864      1,168,003
                                                           -----------
                                                             2,475,166
                                                           -----------

                                       40                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            GLOBAL SERIES
March 31, 2005                                                       (unaudited)

                                          NUMBER       MARKET
                                        OF SHARES       VALUE
COMMON STOCKS (CONTINUED)
NETHERLANDS - 1.9%
ABN Amro Holding N.V.                      25,600    $   635,229
Koninklijke (Royal) Philips
  Electronics N.V.*                        59,200      1,630,907
Wolters Kluwer N.V.                        29,928        546,685
                                                     -----------
                                                       2,812,821
                                                     -----------

NORWAY - 0.5%
Tandberg ASA                               67,500        705,588
                                                     -----------
PORTUGAL - 0.3%
Energias de Portugal S.A.                 170,482        475,188
                                                     -----------
SINGAPORE - 0.5%
Singapore Press Holdings, Ltd.            284,848        786,883
                                                     -----------
SWEDEN - 5.0%
Hennes & Mauritz AB (Cl.B)                 94,600      3,250,813
Investor AB (Cl.B)**                       38,294        517,165
Telefonaktiebolaget LM Ericsson
  (Cl.B)*                               1,337,600      3,764,211
                                                     -----------
                                                       7,532,189
                                                     -----------
SWITZERLAND - 2.2%
Credit Suisse Group*                       18,607        798,620
Novartis AG                                19,253        897,958
Roche Holding AG                           14,895      1,596,071
                                                     -----------
                                                       3,292,649
                                                     -----------
TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing
  Company, Ltd. ADR                       138,387      1,173,522
                                                     -----------
UNITED KINGDOM - 13.8%
3i Group plc                               43,654        554,644
BP plc ADR                                 19,667      1,227,221
Cadbury Schweppes plc                     158,690      1,590,498
Dixons Group plc                          431,583      1,245,500
Pearson plc                                94,570      1,153,315
Peninsular & Oriental Steam
  Navigation Company                       66,530        362,942
Prudential plc                            121,150      1,158,169
Reckitt Benckiser plc                      94,902      3,015,779
Reed Elsevier plc                          69,225        717,361
Royal Bank of Scotland Group plc           88,209      2,808,089
Smith & Nephew plc                        128,690      1,209,584
Vodafone Group plc                      1,972,940      5,246,388
WPP Group plc                              52,380        595,250
                                                     -----------
                                                      20,884,740
                                                     -----------
UNITED STATES - 35.0%
Advanced Micro Devices, Inc.*              92,400      1,489,488
Affymetrix, Inc.*                          20,000        856,800
Altera Corporation*                        20,200        399,556
Altria Group, Inc.                          6,400        418,496
Amazon.com, Inc.*                          13,800        472,926
American Express Company                   28,200      1,448,634
Amgen, Inc.*                               22,100      1,286,441
Applera Corporation - Applied
  Biosystems Group                         23,600        465,864
Berkshire Hathaway, Inc. (Cl.B)*              350        999,600
Boeing Company                             13,600        795,056
Burlington Resources, Inc.                 15,900        796,113
Cadence Design Systems, Inc.*              43,064        643,807
Charles Schwab Corporation                 42,400        445,624
ChevronTexaco Corporation                  22,666      1,321,654
Circuit City Stores, Inc.                  61,471        986,610
Cisco Systems, Inc.*                       44,600        797,894
Citigroup, Inc.                             9,966        447,872
Coach, Inc.*                               14,100        798,483
Corning, Inc.*                            108,400      1,206,492
eBay, Inc.*                                44,800      1,669,248
Electronic Arts, Inc.*                      3,828        198,214
Eli Lilly & Company                         7,700        401,170
Everest Re Group, Ltd.                      6,200        527,682
Express Scripts, Inc.*                      7,900        688,801
Gap, Inc.                                  25,200        550,368
Genentech, Inc.*                           12,900        730,269
Genzyme Corporation*                       11,900        681,156
Gilead Sciences, Inc.*                     33,900      1,213,620
Gillette Company                           24,800      1,251,904
GlobalSantaFe Corporation                  43,000      1,592,720
Human Genome Sciences, Inc.*               15,300        141,066
IMS Health, Inc.                           25,600        624,384
International Business Machines
  Corporation                              16,267      1,486,479
International Game Technology              36,300        967,758
International Rectifier Corporation*        8,500        386,750
Intuit, Inc.*                               9,600        420,192
JP Morgan Chase & Company                  38,769      1,341,407
Juniper Networks, Inc.*                    20,800        458,848
Lockheed Martin Corporation                11,300        689,978
MBNA Corporation                           46,500      1,141,575
Medtronic, Inc.                             7,100        361,745
Millennium Pharmaceuticals, Inc.*          14,500        122,090
Morgan Stanley                             27,700      1,585,825
National Semiconductor Corporation         52,000      1,071,720
Nektar Therapeutics*                        3,000         41,820
Nektar Therapeutics*(1)                    10,308        114,959
Northern Trust Corporation                  9,600        417,024
Northrop Grumman Corporation               12,100        653,158
Novell, Inc.*                             129,900        774,204
Pfizer, Inc.                               31,838        836,384
Qualcomm, Inc.                             33,140      1,214,581
Quest Diagnostics, Inc.                    13,200      1,387,716
Raytheon Company                           27,800      1,075,860
Silicon Laboratories, Inc.*                 7,900        234,709
Sirius Satellite Radio, Inc.*             642,900      3,613,098
Starbucks Corporation*                     16,300        842,058
Sun Microsystems, Inc.*                   166,600        673,064
Symantec Corporation*                      30,400        648,432
Transocean, Inc.*                          43,800      2,253,948
Veritas Software Corporation*              15,000        348,300
Wachovia Corporation                       20,908      1,064,426
Wyeth                                       8,200        345,876
                                                     -----------
                                                      52,921,996
TOTAL COMMON STOCKS                                  -----------
  (cost $115,489,503)                                144,961,197
                                                     -----------

                                       41                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            GLOBAL SERIES
March 31, 2005                                                       (unaudited)

                                               PRINCIPAL
                                               AMOUNT OR
                                                 NUMBER        MARKET
                                               OF SHARES       VALUE
PREFERRED STOCKS - 1.2%

BRAZIL - 0.7%
Tele Norte Leste Participacoes S.A.                67,840   $  1,049,371
                                                            ------------
GERMANY - 0.5%
Porsche AG                                          1,097        796,422
                                                            ------------
TOTAL PREFERRED STOCKS
  (cost $1,652,004)                                            1,845,793
                                                            ------------

REPURCHASE AGREEMENT - 2.7%
State Street, 1.10%, dated 3-31-05,
  matures 4-01-05; repurchase
  amount of $4,105,781
  (Collateralized by FHLMC,
  2.125%, 11-15-05 with
  a value of $4,188,940)                       $4,105,656      4,105,656
                                                            ------------
TOTAL REPURCHASE AGREEMENT
  (cost $4,105,656)                                            4,105,656
                                                            ------------
TOTAL INVESTMENTS - 99.9%
  (cost $121,247,163)                                        150,912,646
CASH & OTHER ASSETS, LESS LIABILITIES - 0.1%                     149,574
                                                            ------------
TOTAL NET ASSETS - 100.0%                                   $151,062,220
                                                            ============

INVESTMENT CONCENTRATION

At March 31, 2005, Global Series' investment concentration by industry was as follows:

Aerospace & Defense .....................................     0.3%
Air Freight & Logistics .................................     3.1%
Automobiles .............................................     1.3%
Beverages ...............................................     2.4%
Biotechnology ...........................................     3.3%
Capital Markets .........................................     1.5%
Commercial Banks ........................................     2.5%
Commercial Services & Supplies ..........................     0.4%
Communications Equipment ................................     4.6%
Computers & Peripherals .................................     1.4%
Construction & Engineering ..............................     0.2%
Consumer Finance ........................................     2.3%
Diversified Financial Services ..........................     8.0%
Diversified Telecommunications ..........................     3.9%
Electric Utilities ......................................     0.3%
Electrical Equipment ....................................     0.1%
Electronic Equipment & Instruments ......................     1.1%
Energy Equipment & Services .............................     0.9%
Food & Staples Retailing ................................     0.3%
Gas Utilities ...........................................     0.5%
Health Care Equipment & Services ........................     2.3%
Health Care Providers & Services ........................     1.8%
Hotels, Restaurants & Leisure Products ..................     1.2%
Household Durables ......................................     3.9%
Household Products ......................................     2.5%
Industrial Conglomerates ................................     1.0%
Insurance ...............................................     4.1%
Internet & Catalog Retail ...............................     0.3%
Internet Software & Services ............................     2.3%
IT Services .............................................     1.2%
Leisure Equipment & Products ............................     0.4%
Machinery ...............................................     0.6%
Marine ..................................................     0.2%
Media ...................................................     7.4%
Multi-Utilities & Unregulated Power .....................     0.3%
Oil & Gas ...............................................     6.5%
Paper & Forest Products .................................     1.1%
Personal Products .......................................     1.1%
Pharmaceuticals .........................................     5.6%
Semiconductors & Semiconductor Equipment ................     3.0%
Software ................................................     2.4%
Specialty Retail ........................................     0.7%
Textiles, Apparel & Luxury Goods ........................     4.1%
Tobacco .................................................     0.4%
Wireless Telecommunications .............................     4.4%
Repurchase agreement ....................................     2.7%
Cash & other assets, less liabilities ...................     0.1%
                                                            -----
                                                            100.0%
                                                            =====

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $122,813,277.

*   Non-income producing security

**  Passive Foreign Investment Company
    ADR (American Depositary Receipt)
    plc (public limited company)

(1) Security is restricted. The total market value of restricted securities is $114,959 (cost $117,000), or 0.0% of total net assets. The acquisition date was August 5, 2004.

                                       42                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                                   GLOBAL SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1) .................................    $  150,912,646
Cash .....................................................            47,645
Cash denominated in a foreign currency, at value(2).......           221,138
Receivables:
      Fund shares sold ...................................            76,286
      Securities sold ....................................         1,685,303
      Interest ...........................................            17,832
      Dividends ..........................................           266,510
Foreign taxes recoverable ................................            10,979
Prepaid expenses .........................................            27,269
                                                              --------------
Total assets .............................................       153,265,608
                                                              --------------
LIABILITIES:
Payable for:
      Securities purchased ...............................         1,739,484
      Fund shares redeemed ...............................            95,853
      Management fees ....................................           129,284
      Custodian fees  ....................................            10,614
      Transfer agent and administration fees .............            36,746
      Professional fees ..................................             3,494
      12b-1 distribution plan fees .......................           185,889
      Other ..............................................             2,024
                                                              --------------
Total liabilities ........................................         2,203,388
                                                              --------------
NET ASSETS ...............................................    $  151,062,220
                                                              ==============

NET ASSETS CONSIST OF:
Paid in capital ..........................................    $  134,781,545
Accumulated net investment loss ..........................          (812,801)
Accumulated net realized loss on sale of investments
      and foreign currency transactions ..................       (12,565,582)
Net unrealized appreciation in value of investments
      and translation of assets and liabilities in
      foreign currency....................................        29,659,058
                                                              --------------
Net assets ...............................................    $  151,062,220
                                                              --------------
CLASS A:
Capital shares outstanding
      (unlimited number of shares authorized) ............         7,325,817
Net assets ...............................................    $  114,146,656
Net asset value per share ................................    $        15.58
                                                              ==============
Maximum offering price per share
      (net asset value divided by 94.25%) ................    $        16.53
                                                              ==============

CLASS B:
Capital shares outstanding
      (unlimited number of shares authorized) ............         1,993,672
Net assets ...............................................    $   28,737,606
Net asset value, offering and redemption price
      per share (excluding any applicable contingent
      deferred sales charge) .............................    $        14.41
                                                              ==============

CLASS C:
Capital shares outstanding
      (unlimited number of shares authorized) ............           555,051
Net assets ...............................................    $    8,177,958
Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent charge) .................................    $        14.73
                                                              ==============
(1)   Investments, at cost ...............................    $  121,247,163
(2)   Cash denominated in a foreign currency,
      at cost ............................................           226,871

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
      Dividends ..........................................    $      936,706
      Interest ...........................................            50,758
                                                              --------------
                                                                     987,464
      Less: Foreign tax expense ..........................           (71,735)
                                                              --------------
      Total investment income ............................           915,729
                                                              --------------

EXPENSES:
      Management fees ....................................           736,518
      Custodian fees .....................................            44,657
      Transfer agent/maintenance fees ....................           144,997
      Administration fees ................................           115,328
      Directors' fees  ...................................             1,530
      Professional fees  .................................            16,377
      Reports to shareholders ............................             5,579
      Registration fees ..................................            19,947
      Other expenses .....................................             3,610
      12b-1 distribution plan fees - Class A .............           136,924
      12b-1 distribution plan fees - Class B .............           147,844
      12b-1 distribution plan fees - Class C .............            40,978
                                                              --------------
      Total expenses .....................................         1,414,289
      Less: Earnings credits .............................              (781)
                                                              --------------
      Net expenses  ......................................         1,413,508
                                                              --------------
      Net investment loss ................................          (497,779)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
      Investments ........................................         5,728,187
      Foreign currency transactions ......................             9,278
                                                              --------------
      Net realized gain ..................................         5,737,465
                                                              --------------
Unrealized appreciation (depreciation)
      during the period on:
      Investments ........................................        10,569,114
      Translation of assets and liabilities in
        foreign currencies ...............................            (9,853)
                                                              --------------
      Net unrealized appreciation ........................        10,559,261
                                                              --------------
      Net gain ...........................................        16,296,726
                                                              --------------
      Net increase in net assets
        resulting from operations ........................    $   15,798,947
                                                              ==============

                                       43                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                                 GLOBAL SERIES

                                                                                                SIX MONTHS
                                                                                                  ENDED
                                                                                              MARCH 31, 2005       YEAR ENDED
                                                                                               (unaudited)     SEPTEMBER 30, 2004
                                                                                              --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ....................................................................   $    (497,779)     $    (487,547)
   Net realized gain during the period on investments
    and foreign currency transactions .....................................................       5,737,465          4,015,387
   Unrealized appreciation during the period on investments and
    translation of assets and liabilities in foreign currencies ...........................      10,559,261         13,434,399
                                                                                              -------------      -------------
   Net increase in net assets resulting from operations ...................................      15,798,947         16,962,239
                                                                                              -------------      -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
     Class A ..............................................................................      15,625,741         62,153,125
     Class B ..............................................................................       1,452,679         13,008,655
     Class C ..............................................................................         928,752          2,011,154
   Issuance of shares in connection with International Series merger (Note 8)
     Class A ..............................................................................               -          4,450,969
     Class B ..............................................................................               -          2,248,383
     Class C ..............................................................................               -          2,646,183
   Cost of shares redeemed
     Class A ..............................................................................     (11,664,537)       (22,537,310)
     Class B ..............................................................................      (4,284,532)        (7,327,595)
     Class C ..............................................................................      (1,162,296)        (3,745,740)
                                                                                              -------------      -------------
   Net increase from capital share transactions ...........................................         895,807         52,907,824
                                                                                              -------------      -------------
   Net increase in net assets .............................................................      16,694,754         69,870,063
                                                                                              -------------      -------------
NET ASSETS:
   Beginning of period ....................................................................     134,367,466         64,497,403
                                                                                              -------------      -------------
   End of period ..........................................................................   $ 151,062,220      $ 134,367,466
                                                                                              =============      =============

   Accumulated net investment loss at end of period .......................................   $    (812,801)     $    (315,022)
                                                                                              =============      =============

CAPITAL SHARE ACTIVITY:
   Shares sold
     Class A ..............................................................................       1,020,085          4,739,362
     Class B ..............................................................................         101,839         10,722,788
     Class C ..............................................................................          63,621            162,899
   Shares issued in connection with International Series merger
     Class A ..............................................................................               -            366,909
     Class B ..............................................................................               -            198,022
     Class C ..............................................................................               -            228,231
   Shares redeemed
     Class A ..............................................................................        (763,349)        (1,693,741)
     Class B ..............................................................................        (301,204)          (584,090)
     Class C ..............................................................................         (80,290)          (296,232)

                                       44                See accompanying notes.

Financial Highlights                                        SECURITY EQUITY FUND
Selected data for each share of capital stock                      GLOBAL SERIES
  outstanding throughout each period

                                           SIX MONTHS ENDED
                                               MARCH 31,                            YEAR ENDED SEPTEMBER 30,
CLASS A                                        2005(i)         2004(h)          2003        2002(e,g)       2001          2000
-----------------------------------------  ----------------  -----------    -----------    -----------    ---------   -------------
PER SHARE DATA

Net asset value, beginning of period         $     13.93     $     11.68    $      9.49    $     11.04    $   18.86    $     13.99
                                             -----------     -----------    -----------    -----------    ---------    -----------
Income (loss) from investment operations:
Net investment income (loss)(c)                    (0.04)          (0.03)         (0.03)         (0.05)       (0.08)         (0.11)
Net gain (loss) on securities
  (realized and unrealized)                         1.69            2.28           2.22          (1.50)       (4.33)          6.47
                                             -----------     -----------    -----------    -----------    ---------    -----------
Total from investment operations                    1.65            2.25           2.19          (1.55)       (4.41)          6.36
                                             -----------     -----------    -----------    -----------    ---------    -----------
Less distributions:
Dividends from net investment income                   -               -              -              -            -              -
Distributions from realized gains                      -               -              -              -        (3.41)         (1.49)
                                             -----------     -----------    -----------    -----------    ---------    -----------
Total distributions                                    -               -              -              -        (3.41)         (1.49)
                                             -----------     -----------    -----------    -----------    ---------    -----------
Net asset value, end of period               $     15.58     $     13.93    $     11.68    $      9.49    $   11.04    $     18.86
                                             ===========     ===========    ===========    ===========    =========    ===========

TOTAL RETURN(a)                                    11.84%          19.26%         23.08%        (14.04%)     (27.60%)        47.04%
                                             -----------     -----------    -----------    -----------    ---------    -----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $   114,147     $    98,450    $    42,711    $    50,893    $  48,089    $    60,909
                                             -----------     -----------    -----------    -----------    ---------    -----------
Ratios to average net assets:
Net investment income (loss)                       (0.48%)         (0.20%)        (0.26%)        (0.46%)      (0.57%)        (0.62%)
Total expenses                                      1.73%           1.79%          2.00%          1.85%        1.90%          1.92%
Gross expenses(b)                                   1.73%           1.79%          2.00%          1.85%        1.90%          1.92%
Net expenses(d)                                     1.73%           1.79%          2.00%          1.85%        1.90%          1.92%
                                             -----------     -----------    -----------    -----------    ---------    -----------
Portfolio turnover rate                               31%             25%            62%            36%          38%            92%

                                           SIX MONTHS ENDED
                                               MARCH 31,                            YEAR ENDED SEPTEMBER 30,
CLASS B                                         2005(i)       2004(h)         2003        2002(e,g)        2001           2000
-----------------------------------------  ----------------  ---------     ---------     ----------     ----------    -------------
PER SHARE DATA

Net asset value, beginning of period          $    12.93     $   10.93     $    8.89     $    10.38     $    18.00     $    13.45
                                              ----------     ---------     ---------     ----------     ----------     ----------
Income (loss) from investment operations:
Net investment income (loss)(c)                    (0.09)        (0.13)        (0.04)         (0.10)         (0.14)         (0.17)
Net gain (loss) on securities (realized
  and unrealized)                                   1.57          2.13          2.08          (1.39)         (4.07)          6.21
                                              ----------     ---------     ---------     ----------     ----------     ----------
Total from investment operations                    1.48          2.00          2.04          (1.49)         (4.21)          6.04
                                              ----------     ---------     ---------     ----------     ----------     ----------
Less distributions:
Dividends from net investment income                   -             -             -              -              -              -
Distributions from realized gains                      -             -             -              -          (3.41)         (1.49)
                                              ----------     ---------     ---------     ----------     ----------     ----------
Total distributions                                    -             -             -              -          (3.41)         (1.49)
                                              ----------     ---------     ---------     ----------     ----------     ----------
Net asset value, end of period                $    14.41     $   12.93     $   10.93     $     8.89     $    10.38     $    18.00
                                              ==========     =========     =========     ==========     ==========     ==========

TOTAL RETURN(a)                                    11.45%        18.30%        22.95%        (14.35%)       (27.86%)        46.53%
                                              ----------     ---------     ---------     ----------     ----------     ----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $   28,738     $  28,360     $  16,461     $   19,021     $   23,533     $   30,951
                                              ----------     ---------     ---------     ----------     ----------     ----------
Ratios to average net assets:
Net investment income (loss)                       (1.25%)       (1.00%)       (0.42%)        (0.89%)        (1.07%)        (0.96%)
Total expenses                                      2.49%         2.54%         2.18%          2.28%          2.39%          2.29%
Gross expenses(b)                                   2.49%         2.54%         2.18%          2.28%          2.39%          2.29%
Net expenses(d)                                     2.49%         2.54%         2.18%          2.28%          2.39%          2.29%
                                              ----------     ---------     ---------     ----------     ----------     ----------
Portfolio turnover rate                               31%           25%           62%            36%            38%            92%
                                              ----------     ---------     ---------     ----------     ----------     ----------

                                       45                See accompanying notes.

Financial Highlights                                        SECURITY EQUITY FUND
Selected data for each share of capital stock                      GLOBAL SERIES
  outstanding throughout each period

                                           SIX MONTHS ENDED
                                               MARCH 31,                           YEAR ENDED SEPTEMBER 30,
CLASS C                                         2005(i)       2004(h)         2003       2002(e,f,g)     2001          2000
-----------------------------------------  ----------------  ---------     ---------     -----------   ---------   -------------
PER SHARE DATA

Net asset value, beginning of period           $   13.22     $   11.17     $    9.14     $   10.72     $   18.55     $   13.90
                                               ---------     ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                    (0.09)        (0.13)        (0.09)        (0.15)        (0.21)        (0.26)
Net gain (loss) on securities (realized
  and unrealized)                                   1.60          2.18          2.12         (1.43)        (4.21)         6.40
                                               ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                    1.51          2.05          2.03         (1.58)        (4.42)         6.14
                                               ---------     ---------     ---------     ---------     ---------     ---------
Less distributions:
Dividends from net investment income                   -             -             -             -             -             -
Distributions from realized gains                      -             -             -             -         (3.41)        (1.49)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Total distributions                                    -             -             -             -         (3.41)        (1.49)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                 $   14.73     $   13.22     $   11.17     $    9.14     $   10.72     $   18.55
                                               =========     =========     =========     =========     =========     =========

TOTAL RETURN(a)                                    11.42%        18.35%        22.21%       (14.74%)      (28.20%)       45.67%
                                               ---------     ---------     ---------     ---------     ---------     ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)       $   8,178     $   7,557     $   5,326     $   4,076     $   3,569     $   2,691
                                               ---------     ---------     ---------     ---------     ---------     ---------
Ratios to average net assets:
Net investment income (loss)                       (1.24%)       (1.02%)       (0.96%)       (1.33%)       (1.57%)       (1.53%)
Total expenses                                      2.49%         2.54%         2.77%         2.74%         2.91%         2.92%
Gross expenses(b)                                   2.49%         2.54%         2.77%         2.74%         2.91%         2.92%
Net expenses(d)                                     2.49%         2.54%         2.77%         2.74%         2.91%         2.92%
                                               ---------     ---------     ---------     ---------     ---------     ---------
Portfolio turnover rate                               31%           25%           62%           36%           38%           92%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended September 30, 2002, was to increase net investment income per share by less than 1/2 of a cent, decrease net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.06% to 0.07%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(f) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(g) Effective May 1, 2002 the fee structure for Global Series changed. Per share information reflects this change.

(h) The financial highlights for the Global Series exclude the historical financial highlights of the International Series Class A, B and C shares. The assets of the International Series were acquired by the Global Series on October 3, 2003.

(i) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                       46                See accompanying notes.

                              SECURITY EQUITY FUND
                            Large Cap Growth Series

                              [SECURITY FUNDS LOGO]
                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                      LARGE CAP GROWTH SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

Security Large Cap Growth Series vs.
Russell 1000 Growth Index

                              [PERFORMANCE GRAPH]

LARGE CAP GROWTH

   DATE                 value
----------              -----
  05/01/00              9,425
   6/30/00              9,642
   9/30/00              9,152
  12/31/00              7,559
  03/31/01              6,315
  06/30/01              6,767
  09/30/01              5,655
  12/31/01              6,381
  03/31/02              6,164
  06/30/02              5,024
  09/30/02              4,336
  12/31/02              4,647
  03/31/03              4,618
  06/30/03              5,221
  09/30/03              5,297
  12/31/03              5,740
  03/31/04              5,740
  06/30/04              5,825
  09/30/04              5,523
  12/31/04              5,891
  03/31/05              5,542


RUSSELL 1000 GROWTH

         DATE                            value
-----------------------                  ------
INCEPTION 5/01/00                        10,000
             06/30/00                    10,216
             09/30/00                     9,666
             12/31/00                     7,603
             03/31/01                     6,014
             06/30/01                     6,520
             09/30/01                     5,255
             12/31/01                     6,051
             03/31/02                     5,894
             06/30/02                     4,794
             09/30/02                     4,072
             12/31/02                     4,363
             03/31/03                     4,316
             06/30/03                     4,934
             09/30/03                     5,127
             12/31/03                     5,662
             03/31/04                     5,706
             06/30/04                     5,816
             09/30/04                     5,513
             12/31/04                     6,018
             03/31/05                     5,773


                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Large Cap Growth Series on May 1, 2000 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                  18.62%
Consumer Staples                        13.12
Energy                                   2.38
Financials                               7.61
Health Care                             19.59
Industrials                             14.05
Information Technology                  21.82
Exchange Traded Funds                    2.35
Cash & other assets, less liabilities    0.46

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-05                   1 YEAR            SINCE INCEPTION
---------------------                   -------          -----------------
A Shares                                (3.45%)          (10.24%) (5-1-00)

A Shares with sales charge              (8.98%)          (11.31%) (5-1-00)

B Shares                                (4.24%)          (10.99%) (5-1-00)

B Shares with CDSC                      (9.03%)          (11.36%) (5-1-00)

C Shares                                (4.22%)          (10.90%) (5-1-00)

C Shares with CDSC                      (5.18%)          (10.90%) (5-1-00)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

                                       48                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                      LARGE CAP GROWTH SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                         BEGINNING           ENDING        EXPENSES PAID
                       ACCOUNT VALUE     ACCOUNT VALUE        DURING
                         10-01-04          03-31-05(1)       PERIOD(2)
                       -------------     -------------     -------------
Large Cap Growth
Series - Class A
  Actual                 $1,000.00         $1,003.40         $   11.24
  Hypothetical            1,000.00          1,013.71             11.30
Large Cap Growth
Series - Class B
  Actual                  1,000.00            998.20             14.95
  Hypothetical            1,000.00          1,009.97             15.03
Large Cap Growth
Series - Class C
  Actual                  1,000.00          1,000.00             14.96
  Hypothetical            1,000.00          1,009.97             15.03

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 0.34%, -0.18% and 0.00%, for
     Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (2.25%, 3.00% and 3.00% for Class A, B and C class shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                  LARGE CAP GROWTH SERIES
March 31, 2005                                                       (unaudited)

                                                         NUMBER              MARKET
                                                        OF SHARES            VALUE
COMMON STOCKS - 99.5%

AEROSPACE & DEFENSE - 4.8%
General Dynamics Corporation                               2,900           $  310,445
United Technologies Corporation                            3,600              365,976
                                                                           ----------
                                                                              676,421
                                                                           ----------
AIR FREIGHT & LOGISTICS - 2.3%
FedEx Corporation                                          3,500              328,825
                                                                           ----------
AIRLINES - 1.6%
Southwest Airlines Company                                16,200              230,688
                                                                           ----------
BIOTECHNOLOGY - 2.1%
Amgen, Inc.*                                               5,100              296,871
                                                                           ----------
BREWERS - 1.9%
Anheuser-Busch Companies, Inc.                             5,600              265,384
                                                                           ----------
BROADCASTING & CABLE TV - 4.2%
Univision Communications, Inc.*                           21,400              592,566
                                                                           ----------
COMMUNICATIONS EQUIPMENT - 6.2%
3Com Corporation*                                         40,000              142,400
ADC Telecommunications, Inc.*                            140,600              279,794
Cisco Systems, Inc.*                                      25,400              454,406
                                                                           ----------
                                                                              876,600
                                                                           ----------
COMPUTER HARDWARE - 2.1%
Dell, Inc.*                                                7,900              303,518
                                                                           ----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.6%
First Data Corporation                                    12,900              507,099
                                                                           ----------
DEPARTMENT STORES - 0.8%
Kohl's Corporation*                                        2,250              116,168
                                                                           ----------
DRUG RETAIL - 3.5%
CVS Corporation                                            9,500              499,890
                                                                           ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Power-One, Inc.*                                          34,800              169,128
                                                                           ----------
EXCHANGE TRADED FUNDS - 2.4%
iShares Russell 1000 Growth Index Fund                     7,100              333,345
                                                                           ----------
GENERAL MERCHANDISE STORES - 1.4%
Target Corporation                                         4,100              205,082
                                                                           ----------
HEALTH CARE EQUIPMENT - 7.3%
Boston Scientific Corporation*                            14,000              410,060
Medtronic, Inc.                                            4,900              249,655
Zimmer Holdings, Inc.*                                     4,900              381,269
                                                                           ----------
                                                                            1,040,984
                                                                           ----------
HOME IMPROVEMENT RETAIL - 5.2%
Home Depot, Inc.                                          11,400              435,936
Lowe's Companies, Inc.                                     5,200              296,868
                                                                           ----------
                                                                              732,804
                                                                           ----------
HOTELS, RESORTS & CRUISE LINES - 1.6%
Carnival Corporation                                       4,300              222,783
                                                                           ----------
HOUSEHOLD PRODUCTS - 1.3%
Procter & Gamble Company                                   3,500              185,500
                                                                           ----------
HYPERMARKETS & SUPERCENTERS - 3.7%
Wal-Mart Stores, Inc.                                     10,400              521,144
                                                                           ----------
INDUSTRIAL CONGLOMERATES - 4.1%
3M Company                                                 1,200              102,828
General Electric Company                                  13,400              483,204
                                                                           ----------
                                                                              586,032
                                                                           ----------
INTERNET RETAIL - 0.8%
eBay, Inc.*                                                3,000              111,780
                                                                           ----------
INVESTMENT BANKING & BROKERAGE - 1.3%
Goldman Sachs Group, Inc.                                  1,700              186,983
                                                                           ----------
MANAGED HEALTH CARE - 2.2%
UnitedHealth Group, Inc.                                   3,200              305,216
                                                                           ----------
MOTORCYCLE MANUFACTURERS - 0.8%
Harley-Davidson, Inc.                                      1,900              109,744
                                                                           ----------
MOVIES & ENTERTAINMENT - 3.9%
Viacom, Inc. (CI.B)                                       15,700              546,831
                                                                           ----------
MULTI-LINE INSURANCE - 3.2%
American International Group, Inc.                         8,300              459,903
                                                                           ----------
OIL & GAS EQUIPMENT & SERVICES - 2.4%
BJ Services Company                                        6,500              337,220
                                                                           ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.0%
Citigroup, Inc.                                            9,600              431,424
                                                                           ----------
PHARMACEUTICALS - 8.0%
Eli Lilly & Company                                        6,100              317,810
Johnson & Johnson                                          8,300              557,428
Pfizer, Inc.                                               9,800              257,446
                                                                           ----------
                                                                            1,132,684
                                                                           ----------
SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.*                                   4,500               73,125
                                                                           ----------
SEMICONDUCTORS - 3.9%
Applied Micro Circuits Corporation*                       51,300              168,777
Intel Corporation                                         16,300              378,649
                                                                           ----------
                                                                              547,426
                                                                           ----------
SOFT DRINKS - 2.7%
PepsiCo, Inc.                                              7,300              387,119
                                                                           ----------
SYSTEMS SOFTWARE - 5.5%
Microsoft Corporation                                     25,200              609,084
Veritas Software Corporation*                              7,500              174,150
                                                                           ----------
                                                                              783,234
                                                                           ----------
TOTAL COMMON STOCKS
  (cost $13,677,325)                                                       14,103,521
                                                                           ----------

                                       50                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                  LARGE CAP GROWTH SERIES
March 31, 2005                                                       (unaudited)

                                                      NUMBER            MARKET
                                                    OF SHARES           VALUE
WARRANTS - 0.0%

Lucent Technologies, Inc.                              566           $       379
                                                                     -----------
TOTAL WARRANTS
  (cost $0)                                                                  379
                                                                     -----------
TOTAL INVESTMENTS - 99.5%
  (cost $13,677,325)                                                  14,103,900

CASH & OTHER ASSETS, LESS LIABILITIES - 0.5%                              65,180
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $14,169,080
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $13,959,747.

*Non-income producing security

                                       51                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         LARGE CAP GROWTH SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1)............................     $ 14,103,900
Cash................................................          182,948
Receivables:
   Fund shares sold.................................           11,775
   Dividends........................................            7,652
Prepaid expenses....................................           14,318
                                                         ------------
Total assets .......................................       14,320,593
                                                         ------------

LIABILITIES:
Payable for:
   Securities purchased.............................           45,623
   Fund shares redeemed.............................            3,160
   Management fees..................................            9,180
   Custodian fees...................................            1,500
   Transfer agent and administration fees...........            6,872
   Professional fees................................            4,891
   12b-1 distribution plan fees.....................           78,961
   Security Management Company......................              228
   Other............................................            1,098
                                                         ------------
Total liabilities...................................          151,513
                                                         ------------
NET ASSETS..........................................     $ 14,169,080
                                                         ============

NET ASSETS CONSIST OF:
Paid in capital.....................................     $ 16,317,981
Accumulated net investment loss.....................          (43,901)
Accumulated net realized loss
   on sale of investments...........................       (2,531,575)
Net unrealized appreciation in value
   of investments...................................          426,575
                                                         ------------
Net assets..........................................     $ 14,169,080
                                                         ============

CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized)..........        1,352,744
Net assets..........................................     $  7,950,466
Net asset value per share...........................     $       5.88
                                                         ============
Maximum offering price per share (net asset value
   divided by 94.25%)...............................     $       6.24
                                                         ============

CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized)..........          576,392
Net assets..........................................     $  3,252,579
Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge)...........................     $       5.64
                                                         ============

CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized)..........          523,317
Net assets..........................................     $  2,966,035
Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge)...........................     $       5.67
                                                         ============

(1)Investments, at cost.............................     $ 13,677,325

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
   Dividends........................................     $    143,880
   Interest.........................................              707
                                                         ------------
   Total investment income..........................          144,587
                                                         ------------

EXPENSES:
   Management fees..................................           73,268
   Custodian fees...................................            5,399
   Transfer agent/maintenance fees..................           59,244
   Administration fees..............................           12,377
   Directors' fees..................................              199
   Professional fees................................            4,960
   Reports to shareholders..........................            1,333
   Registration fees................................           16,856
   Other expenses...................................            1,013
   12b-1 distribution plan fees - Class A...........           10,109
   12b-1 distribution plan fees - Class B...........           17,443
   12b-1 distribution plan fees - Class C...........           15,388
                                                         ------------
   Total expenses...................................          217,589
   Less:
     Expenses waived................................          (18,317)
     Earnings credits...............................             (569)
     Reimbursement of expenses - Class A............           (5,714)
     Reimbursement of expenses - Class B............           (2,390)
     Reimbursement of expenses - Class C............           (2,111)
                                                         ------------
   Net expenses.....................................          188,488
                                                         ------------
   Net investment loss..............................          (43,901)
                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments......................................          149,671
                                                         ------------
   Net realized gain................................          149,671
                                                         ------------
Unrealized depreciation during the period on:
   Investments......................................          (11,564)
                                                         ------------
   Net unrealized depreciation......................          (11,564)
                                                         ------------
   Net gain.........................................          138,107
                                                         ------------
   Net increase in net assets
     resulting from operations......................     $     94,206
                                                         ============

                                       52                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                       LARGE CAP GROWTH SERIES

                                                                          SIX MONTHS
                                                                             ENDED
                                                                         MARCH 31, 2005       YEAR ENDED
                                                                          (unaudited)     SEPTEMBER 30, 2004
                                                                         --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss............................................       $      (43,901)  $         (289,297)
   Net realized gain during the period on investments.............              149,671            1,338,820
   Unrealized depreciation during the period on investments.......              (11,564)            (146,746)
                                                                         --------------   ------------------
   Net increase in net assets resulting from operations...........               94,206              902,777
                                                                         --------------   ------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
     Class A......................................................            2,632,127           11,629,566
     Class B......................................................              335,840            2,089,630
     Class C......................................................              213,240              906,174
   Cost of shares redeemed
     Class A......................................................           (6,233,288)         (16,966,073)
     Class B......................................................             (640,557)          (5,250,568)
     Class C......................................................             (334,823)          (1,376,326)
                                                                         --------------   ------------------
   Net decrease from capital share transactions...................           (4,027,461)          (8,967,597)
                                                                         --------------   ------------------
   Net decrease in net assets.....................................           (3,933,255)          (8,064,820)
                                                                         --------------   ------------------

NET ASSETS:
   Beginning of period............................................           18,102,335           26,167,155
                                                                         --------------   ------------------
   End of period..................................................       $   14,169,080   $       18,102,335
                                                                         ==============   ==================

   Accumulated net investment loss at end of period...............       $      (43,901)  $                -
                                                                         ==============   ==================

CAPITAL SHARE ACTIVITY:
   Shares sold
     Class A......................................................              437,478            1,956,772
     Class B......................................................               57,431              358,069
     Class C......................................................               36,673              153,643
   Shares redeemed
     Class A......................................................           (1,039,768)          (2,880,964)
     Class B......................................................             (111,322)            (930,168)
     Class C......................................................              (57,663)            (235,580)

                                       53                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         LARGE CAP GROWTH SERIES

Financial Highlights
Selected data for each share of capital
 stock outstanding throughout each period

                                                   SIX MONTHS ENDED                                                   YEAR ENDED
                                                      MARCH 31,                                                      SEPTEMBER 30,
CLASS A                                                2005(g)          2004       2003       2002        2001          2000(d)
-------                                            ----------------   --------    -------    -------    ---------    -------------
PER SHARE DATA
Net asset value, beginning of period                  $   5.86        $   5.62    $  4.60    $  6.00    $    9.71       $ 10.00
                                                      --------        --------    -------    -------    ---------       -------
Income (loss) from investment operations:
Net investment income (loss)(c)                          (0.01)          (0.05)     (0.04)     (0.05)       (0.08)        (0.05)
Net gain (loss) on securities (realized and
  unrealized)                                             0.03            0.29       1.06      (1.35)       (3.63)        (0.24)
                                                      --------        --------    -------    -------    ---------       -------
Total from investment operations                          0.02            0.24       1.02      (1.40)       (3.71)        (0.29)
                                                      --------        --------    -------    -------    ---------       -------
Less distributions:
Dividends from net investment income                         -               -          -          -            -             -
Distributions from realized gains                            -               -          -          -            -             -
                                                      --------        --------    -------    -------    ---------       -------
Total distributions                                          -               -          -          -            -             -
                                                      --------        --------    -------    -------    ---------       -------
Net asset value, end of period                        $   5.88        $   5.86    $  5.62    $  4.60    $    6.00       $  9.71
                                                      ========        ========    =======    =======    =========       =======
TOTAL RETURN(a)                                           0.34%           4.27%     22.17%    (22.33%)     (38.21%)       (2.90%)
                                                      --------        --------    -------    -------    ---------       -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $  7,950        $ 11,455    $16,179    $ 9,243    $   2,436       $ 2,405
                                                      --------        --------    -------    -------    ---------       -------
Ratios to average net assets:
Net investment income (loss)                             (0.29%)         (0.81%)    (0.71%)    (1.00%)      (1.10%)       (1.25%)
Total expenses                                            2.26%           1.84%      1.83%      1.99%        2.00%         1.92%
Gross expenses (b)                                        2.65%           2.00%      1.83%      1.99%        2.15%         1.92%
Net expenses (e)                                          2.25%           1.83%      1.83%      1.99%        1.99%         1.85%
                                                      --------        --------    -------    -------    ---------       -------
Portfolio turnover rate                                     48%             44%        39%        12%           6%            5%

                                                   SIX MONTHS ENDED                                                   YEAR ENDED
                                                      MARCH 31,                                                      SEPTEMBER 30,
CLASS B                                                2005(g)          2004       2003       2002        2001          2000(d)
-------                                            ----------------   --------    -------    -------    ---------    -------------
PER SHARE DATA
Net asset value, beginning of period                  $   5.65        $   5.45    $  4.50    $  5.92    $    9.65       $ 10.00
                                                      --------        --------    -------    -------    ---------       -------
Income (loss) from investment operations:
Net investment income (loss)(c)                          (0.03)          (0.09)     (0.07)     (0.11)       (0.14)        (0.08)
Net gain (loss) on securities (realized and
  unrealized)                                             0.02            0.29       1.02      (1.31)       (3.59)        (0.27)
                                                      --------        --------    -------    -------    ---------       -------
Total from investment operations                         (0.01)           0.20       0.95      (1.42)       (3.73)        (0.35)
                                                      --------        --------    -------    -------    ---------       -------
Less distributions:
Dividends from net investment income                         -               -          -          -            -             -
Distributions from realized gains                            -               -          -          -            -             -
                                                      --------        --------    -------    -------    ---------       -------
Total distributions                                          -               -          -          -            -             -
                                                      --------        --------    -------    -------    ---------       -------
Net asset value, end of period                        $   5.64        $   5.65    $  5.45    $  4.50    $    5.92       $  9.65
                                                      ========        ========    =======    =======    =========       =======
TOTAL RETURN(a)                                          (0.18%)          3.67%     21.11%    (23.99%)     (38.65%)       (3.50%)
                                                      --------        --------    -------    -------    ---------       -------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)              $  3,253        $  3,559    $ 6,557    $ 1,949    $   1,955       $ 2,039
                                                      --------        --------    -------    -------    ---------       -------
Ratios to average net assets:
Net investment income (loss)                             (1.00%)         (1.55%)    (1.49%)    (1.88%)      (1.85%)       (2.02%)
Total expenses                                            3.01%           2.56%      2.59%      2.82%        2.75%         2.68%
Gross expenses (b)                                        3.40%           2.72%      2.59%      2.82%        2.92%         2.68%
Net expenses (e)                                          3.00%           2.56%      2.59%      2.82%        2.75%         2.61%
                                                      --------        --------    -------    -------    ---------       -------
Portfolio turnover rate                                    48%              44%        39%        12%           6%            5%

                                       54                See accompanying notes.

                                                            SECURITY EQUITY FUND
Financial Highlights                                     LARGE CAP GROWTH SERIES
Selected data for each share of capital stock outstanding throughout each period

                                                   SIX MONTHS ENDED                                                   YEAR ENDED
                                                      MARCH 31,                                                      SEPTEMBER 30,
CLASS C                                                2005(g)          2004       2003      2002(f)      2001          2000(d)
-------                                            ----------------   --------    -------    -------    ---------    -------------
PER SHARE DATA
Net asset value, beginning of period                  $   5.67        $   5.48    $  4.52    $  5.93    $    9.65       $ 10.00
                                                      --------        --------    -------    -------    ---------       -------
Income (loss) from investment operations:
Net investment income (loss)(c)                          (0.03)          (0.09)     (0.07)     (0.11)       (0.13)        (0.08)
Net gain (loss) on securities (realized and
  unrealized)                                             0.03            0.28       1.03      (1.30)       (3.59)        (0.27)
                                                      --------        --------    -------    -------    ---------       -------
Total from investment operations                             -            0.19       0.96      (1.41)       (3.72)        (0.35)
                                                      --------        --------    -------    -------    ---------       -------
Less distributions:
Dividends from net investment income                         -               -          -          -            -             -
Distributions from realized gains                            -               -          -          -            -             -
                                                      --------        --------    -------    -------    ---------       -------
Total distributions                                          -               -          -          -            -             -
                                                      --------        --------    -------    -------    ---------       -------
Net asset value, end of period                        $   5.67        $   5.67    $  5.48    $  4.52    $    5.93       $  9.65
                                                      ========        ========    =======    =======    =========       =======

Total Return(a)                                           0.00%           3.47%     21.24%    (23.78%)     (38.55%)       (3.50%)
                                                      --------        --------    -------    -------    ---------       -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $  2,966        $  3,088    $ 3,432    $ 2,547    $   2,577       $ 2,102
                                                      --------        --------    -------    -------    ---------       -------
Ratios to average net assets:
Net investment income (loss)                             (1.01%)         (1.58%)    (1.44%)    (1.88%)      (1.85%)       (2.00%)
Total expenses                                            3.01%           2.61%      2.58%      2.82%        2.75%         2.66%
Gross expenses(b)                                         3.40%           2.77%      2.58%      2.82%        2.92%         2.66%
Net expenses(e)                                           3.00%           2.61%      2.58%      2.82%        2.75%         2.60%
                                                      --------        --------    -------    -------    ---------       -------
Portfolio turnover rate                                     48%             44%        39%        12%           6%            5%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Security Large Cap Growth Series was initially capitalized on May 1, 2000, with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

(e) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(f) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(g) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                       55                See accompanying notes.

                      This page left blank intentionally.

                              SECURITY EQUITY FUND
                              Mid Cap Value Series

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                         MID CAP VALUE SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

SECURITY MID CAP VALUE SERIES VS. S&P MIDCAP 400/BARRA VALUE INDEX & RUSSELL 2500 VALUE INDEX

[PERFORMANCE GRAPH]

MID CAP VALUE

   DATE                    value
----------                 ------
05/01/97                    9,425
06/30/97                   10,386
09/30/97                   12,205
12/31/97                   12,202
03/31/98                   13,983
06/30/98                   13,915
09/30/98                   11,680
12/31/98                   14,172
03/31/99                   13,968
06/30/99                   16,873
09/30/99                   16,125
12/31/99                   17,264
 3/31/00                   19,150
 6/30/00                   18,998
 9/30/00                   21,035
12/31/00                   21,873
03/31/01                   22,618
06/30/01                   24,689
09/30/01                   20,081
12/31/01                   24,342
03/31/02                   26,772
06/30/02                   24,636
09/30/02                   19,099
12/31/02                   20,726
03/31/03                   20,229
06/30/03                   25,732
09/30/03                   27,665
12/31/03                   31,468
03/31/04                   33,864
06/30/04                   34,754
09/30/04                   34,743
12/31/04                   37,276
03/31/05                   37,196


S&P MIDCAP 400/BARRA VALUE INDEX

      DATE                  value
-----------------          ------
INCEPTION 5/01/97          10,000
         06/30/97          10,925
         09/30/97          12,471
         12/31/97          13,146
         03/31/98          14,440
         06/30/98          13,842
         09/30/98          11,933
         12/31/98          13,762
         03/31/99          12,653
         06/30/99          14,543
         09/30/99          13,127
         12/31/99          14,082
         03/31/00          14,965
         06/30/00          14,567
         09/30/00          16,467
         12/31/00          18,001
         03/31/01          17,382
         06/30/01          19,361
         09/30/01          16,840
         12/31/01          19,287
         03/31/02          21,201
         06/30/02          19,956
         09/30/02          16,269
         12/31/02          17,338
         03/31/03          16,331
         06/30/03          19,463
         09/30/03          20,863
         12/31/03          24,306
         03/31/04          25,647
         06/30/04          25,966
         09/30/04          25,763
         12/31/04          28,918
         03/31/05          28,713


RUSSELL 2500 VALUE INDEX

       DATE                 value
-----------------          ------
INCEPTION 5/01/97          10,000
         06/30/97          11,201
         09/30/97          12,594
         12/31/97          12,953
         03/31/98          14,188
         06/30/98          13,681
         09/30/98          11,428
         12/31/98          12,705
         03/31/99          11,687
         06/30/99          13,559
         09/30/99          12,386
         12/31/99          12,892
         03/31/00          13,495
         06/30/00          13,414
         09/30/00          14,336
         12/31/00          15,572
         03/31/01          15,264
         06/30/01          16,788
         09/30/01          14,698
         12/31/01          17,089
         03/31/02          18,542
         06/30/02          17,895
         09/30/02          14,609
         12/31/02          15,402
         03/31/03          14,667
         06/30/03          17,788
         09/30/03          19,169
         12/31/03          22,319
         03/31/04          23,698
         06/30/04          23,818
         09/30/04          23,877
         12/31/04          27,134
         03/31/05          26,556

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Mid Cap Value Series on May 1, 1997 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Mid Cap Value Series changed its benchmark index to the Russell 2500 Value Index. The Investment Adviser has determined that the Russell 2500 Value Index is a more appropriate index than the S&P MidCap 400/Barra Value Index, which is created by Standard & Poor's and Barra by dividing the S&P MidCap 400 Index equally between growth and value based upon a price-to-book value calculation, because the Russell 2500 Value Index more closely reflects the types of securities in which the Series invests and thus provides shareholders with a more appropriate benchmark against which to compare the Series' performance.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-05               1 YEAR      5 YEARS   SINCE INCEPTION
--------------------------          ------      -------   ---------------
A Shares                            17.59%       15.77%   19.96% (5-1-97)

A Shares with sales charge          10.83%       14.41%   19.07% (5-1-97)

B Shares                            16.70%       14.78%   18.87% (5-1-97)

B Shares with CDSC                  11.70%       14.55%   18.87% (5-1-97)

C Shares                            16.75%       14.78%   17.25% (1-29-99)

C Shares with CDSC                  15.75%       14.78%   17.25% (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                     3.85%

Consumer Staples                           7.63

Energy                                    10.63

Financials                                 9.65

Health Care                                6.66

Industrials                               20.47

Information Technology                    14.18

Materials                                 12.95

Telecommunication Services                 0.90

Utilities                                  6.94

Exchange Traded Funds                      1.95

Commercial Paper                           3.63

Asset Backed Securities                    1.76

Repurchase Agreement                       0.19

Liabilities, less cash & other assets     (1.39)

                                       58                See accompanying notes.

                                                           SECURITY EQUITY FUND
Performance Summary                                         MID CAP VALUE SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                     BEGINNING       ENDING      EXPENSES PAID
                   ACCOUNT VALUE  ACCOUNT VALUE      DURING
                      10-01-04     03-31-05(1)     PERIOD(2)
                   -------------  -------------  -------------
Mid Cap Value
Series - Class A
   Actual           $  1,000.00   $    1,146.20   $    7.65
   Hypothetical        1,000.00        1,017.80        7.19

Mid Cap Value
Series - Class B
   Actual              1,000.00        1,141.90       11.69
   Hypothetical        1,000.00        1,014.01       11.00

Mid Cap Value
Series - Class C
   Actual              1,000.00        1,142.00       11.70
   Hypothetical        1,000.00        1,014.01       11.00

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 14.62%, 14.19% and 14.20%, for Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.43%, 2.19% and 2.19% for Class A, B and C class shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                     MID CAP VALUE SERIES
March 31, 2005                                                       (unaudited)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                         NUMBER       MARKET
                                                       OF SHARES       VALUE
CONVERTIBLE BOND - 0.3%

PHARMACEUTICALS - 0.3%
Ligand Pharmaceuticals, Inc.,
   6.00% - 2007(2)                                   $   1,250,000  $ 1,378,125
                                                                    -----------

TOTAL CONVERTIBLE BOND
   (cost $1,250,000)                                                  1,378,125
                                                                    -----------

PREFERRED STOCK- 0.1%

DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc.                                              4,600      494,500
                                                                    -----------

TOTAL PREFERRED STOCK
   (cost $230,000)                                                      494,500
                                                                    -----------

COMMON STOCKS - 95.4%

AEROSPACE & DEFENSE - 1.0%
Curtiss-Wright Corporation                                  80,000    4,560,000
                                                                    -----------

AGRICULTURAL PRODUCTS - 3.7%
Archer-Daniels-Midland Company                             420,000   10,323,600
Corn Products International, Inc.                          255,000    6,627,450
                                                                    -----------
                                                                     16,951,050
                                                                    -----------

AIR FREIGHT & LOGISTICS - 0.3%
AirNet Systems, Inc.*                                      168,000      794,640
Stonepath Group, Inc.*                                     480,000      518,400
                                                                    -----------
                                                                      1,313,040
                                                                    -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.6%
Kellwood Company                                            98,700    2,841,573
                                                                    -----------

APPLICATION SOFTWARE - 1.0%
Epiq Systems, Inc.*                                        184,200    2,390,916
Plato Learning, Inc.*                                      276,200    2,154,360
Ulticom, Inc.*                                              12,000      133,560
                                                                    -----------
                                                                      4,678,836
                                                                    -----------

BIOTECHNOLOGY - 0.4%
Millennium Pharmaceuticals, Inc.*(1)                       240,000    2,020,800
                                                                    -----------

BUILDING PRODUCTS - 0.1%
Aaon, Inc.*                                                 19,650      323,439
                                                                    -----------

COMMUNICATIONS EQUIPMENT - 2.7%
3Com Corporation*                                        2,717,600    9,674,656
Avanex Corporation*                                      2,236,000    2,906,800
                                                                    -----------
                                                                     12,581,456
                                                                    -----------

COMPUTER STORAGE & PERIPHERALS - 0.3%
Adaptec, Inc.*                                             312,600    1,497,354
                                                                    -----------

CONSTRUCTION & ENGINEERING - 10.4%
Dycom Industries, Inc.*                                    100,000    2,299,000
Granite Construction, Inc.                                  76,900    2,020,163
MasTec, Inc.*                                              601,000    4,934,210
McDermott International, Inc.*                             451,000    8,537,430
Quanta Services, Inc.*                                   1,000,000    7,630,000
Shaw Group, Inc.*                                        1,020,000   22,236,000
                                                                    -----------
                                                                     47,656,803
                                                                    -----------

                                                          NUMBER
                                                            OF        MARKET
                                                          SHARES       VALUE
COMMON STOCKS (CONTINUED)

DATA PROCESSING & OUTSOURCED SERVICES - 2.5%
Computer Sciences Corporation*                             250,000  $11,462,500
                                                                    -----------

DIVERSIFIED COMMERCIAL SERVICES - 1.7%

FTI Consulting, Inc.*                                      374,000    7,719,360
                                                                    -----------

DIVERSIFIED METALS & MINING - 9.0%
Arch Coal, Inc.                                            185,100    7,961,151
Consol Energy, Inc.                                         54,300    2,553,186
Inco, Ltd.*(1)                                             360,000   14,328,000
Phelps Dodge Corporation(1)                                 69,200    7,039,716
Usec, Inc.                                                 580,000    9,442,400
                                                                    -----------
                                                                     41,324,453
                                                                    -----------

ELECTRIC UTILITES - 6.4%
Cinergy Corporation                                        130,000    5,267,600
Great Plains Energy, Inc.                                  140,000    4,281,200
KFx, Inc.*                                               1,480,000   19,832,000
                                                                    -----------
                                                                     29,380,800
                                                                    -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
Electric City Corporation*                               1,518,000    1,442,100
Power-One, Inc.*                                         1,087,500    5,285,250
Preformed Line Products Company                              1,900       56,981
Thomas & Betts Corporation*                                140,000    4,522,000
                                                                    -----------
                                                                     11,306,331
                                                                    -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 3.3%
Maxwell Technologies, Inc.*                                468,500    4,296,145
Merix Corporation*                                         782,900    8,776,309
Powell Industries, Inc.*                                   117,300    2,172,396
                                                                    -----------
                                                                     15,244,850
                                                                    -----------

ENVIRONMENTAL SERVICES - 0.8%
Republic Services, Inc.                                     59,000    1,975,320
TRC Companies, Inc.*                                       120,000    1,764,000
                                                                    -----------
                                                                      3,739,320
                                                                    -----------

EXCHANGE TRADED FUNDS - 1.9%
iShares Russell 2000 Value Index Fund                       19,000    3,488,400
iShares S&P MidCap 400/
   Barra Value Index Fund                                   43,000    5,464,010
                                                                    -----------
                                                                      8,952,410
                                                                    -----------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.6%
Potash Corporation of Saskatchewan, Inc.(1)                 30,000    2,625,300
                                                                    -----------

FOOTWEAR - 0.9%
Brown Shoe Company, Inc.                                   115,000    3,941,050
                                                                    -----------

GAS UTILITIES - 0.5%
Southern Union Company*                                    100,000    2,511,000
                                                                    -----------

HEALTH CARE FACILITIES - 4.4%
Community Health Systems, Inc.*                            130,000    4,538,300
Triad Hospitals, Inc.*                                     210,000   10,521,000
Universal Health Services, Inc.                            100,000    5,240,000
                                                                    -----------
                                                                     20,299,300
                                                                    -----------

                                       60                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                     MID CAP VALUE SERIES
March 31, 2005                                                       (unaudited)

                                                          NUMBER      MARKET
                                                         OF SHARES    VALUE
COMMON STOCKS (CONTINUED)

HEALTH CARE SERVICES - 1.1%
Hooper Holmes, Inc.                                      1,076,900  $ 4,113,758
NDCHealth Corporation                                       62,600    1,000,348
                                                                    -----------
                                                                      5,114,106
                                                                    -----------

HOUSEWARES & SPECIALTIES - 0.4%
Newell Rubbermaid, Inc.                                     82,000    1,799,080
                                                                    -----------

INDUSTRIAL CONGLOMERATES - 0.9%
Alleghany Corporation*                                      15,300    4,238,100
                                                                    -----------

INDUSTRIAL MACHINERY - 1.1%
Capstone Turbine Corporation*                            1,350,000    2,092,500
Quixote Corporation                                        123,300    2,671,911
Valmont Industries, Inc.                                    12,900      287,928
                                                                    -----------
                                                                      5,052,339
                                                                    -----------

INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                     64,000    1,235,200
                                                                    -----------

INTEGRATED OIL & GAS - 2.5%
Murphy Oil Corporation                                     116,000   11,452,680
                                                                    -----------

INTEGRATED TELECOMMUNICATION SERVICE - 0.3%
Global Crossing, Ltd.*                                     101,900    1,583,526
                                                                    -----------

IT CONSULTING & OTHER SERVICES - 0.8%
Acxiom Corporation(1)                                      102,100    2,136,953
Keane, Inc.*                                               125,000    1,628,750
                                                                    -----------
                                                                      3,765,703
                                                                    -----------

MARINE - 0.8%
Frontline, Ltd.                                             53,000    2,597,000
Ship Finance International, Ltd.                            44,167      896,583
                                                                    -----------
                                                                      3,493,583
                                                                    -----------

MULTI-LINE INSURANCE - 1.0%
American Financial Group, Inc.                             155,000    4,774,000
                                                                    -----------

OIL & GAS DRILLING - 0.7%
Nabors Industries, Ltd.*                                    53,000    3,134,420
                                                                    -----------

OIL & GAS EQUIPMENT & SERVICES - 1.1%
Key Energy Services, Inc.*                                 438,000    5,023,860
                                                                    -----------

OIL & GAS EXPLORATION & PRODUCTION - 3.8%
Denbury Resources, Inc.*                                   264,600    9,321,858
Pioneer Natural Resources Company                          188,869    8,068,484
                                                                    -----------
                                                                     17,390,342
                                                                    -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.6%
Williams Companies, Inc.                                   630,000   11,850,300
                                                                    -----------

PACKAGED FOODS & MEATS - 3.9%
American Italian Pasta Company(1)                           92,000    2,520,800
Hain Celestial Group, Inc.*                                110,000    2,050,400
Hormel Foods Corporation                                   220,000    6,844,200
Tyson Foods, Inc.                                          400,000    6,672,000
                                                                    -----------
                                                                     18,087,400
                                                                    -----------
PAPER PACKAGING - 2.2%
Bemis Company, Inc.                                        160,000  $ 4,979,200
Sonoco Products Company                                    174,000    5,019,900
                                                                    -----------
                                                                      9,999,100
                                                                    -----------

PHARMACEUTICALS - 0.4%
Hollis-Eden Pharmaceuticals, Inc.*                         192,403    1,355,479
Ligand Pharmaceuticals, Inc. (Cl.B)*                        72,200      413,706
                                                                    -----------
                                                                      1,769,185
                                                                    -----------

PROPERTY & CASUALTY INSURANCE - 4.1%
First American Corporation                                 238,500    7,856,190
United America Indemnity, Ltd.*                            100,000    1,884,000
W.R. Berkley Corporation                                   180,000    8,928,000
                                                                    -----------
                                                                     18,668,190
                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS - 2.5%
Bimini Mortgage Management, Inc.                           203,300    2,815,705
HomeBanc Corporation                                       434,400    3,840,096
MortgageIt Holdings, Inc.                                  291,800    4,654,210
                                                                    -----------
                                                                     11,310,011
                                                                    -----------

REGIONAL BANKS - 1.8%
Corus Bankshares, Inc.                                      13,600      648,584
Mercantile Bankshares Corporation                           67,000    3,407,620
Wilmington Trust Corporation                                48,200    1,691,820
Zions Bancorporation                                        38,000    2,622,760
                                                                    -----------
                                                                      8,370,784
                                                                    -----------

SEMICONDUCTOR EQUIPMENT - 1.0%
Ultratech, Inc.*                                           331,000    4,832,600
                                                                    -----------

SEMICONDUCTORS - 2.4%
Applied Micro Circuits Corporation*                        760,000    2,500,400
IXYS Corporation*                                          594,100    6,796,504
MIPS Technologies, Inc.*                                     6,300       72,450
Stats Chippac, Ltd. ADR*                                   261,000    1,725,210
                                                                    -----------
                                                                     11,094,564
                                                                    -----------

SPECIALTY CHEMICALS - 1.1%
H.B. Fuller Company                                        100,000    2,900,000
Material Sciences Corporation*                              85,700    1,152,665
Minerals Technologies, Inc.                                 15,000      986,700
                                                                    -----------
                                                                      5,039,365
                                                                    -----------

SPECIALTY STORES - 0.5%
Bombay Company, Inc.*                                      400,400    2,122,120
                                                                    -----------

TIRES & RUBBER - 1.5%
Bandag, Inc.                                               148,500    6,976,530
                                                                    -----------

TRUCKING - 1.0%
SCS Transportation, Inc.*                                   11,000      204,490
Werner Enterprises, Inc.                                   225,000    4,371,750
                                                                    -----------
                                                                      4,576,240
                                                                    -----------

                                       61                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                     MID CAP VALUE SERIES
March 31, 2005                                                       (unaudited)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                          NUMBER      MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS (CONTINUED)

WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Facilities, Inc.*                                 411,400  $ 2,571,250
                                                                    -----------

TOTAL COMMON STOCKS
 (cost $329,629,443)                                                438,255,603
                                                                    -----------

WARRANTS - 0.0%
Electric City Corporation                                  442,750      103,081
                                                                    -----------

TOTAL WARRANTS
 (cost $414,564)                                                        103,081
                                                                    -----------

COMMERICAL PAPER - 3.6%

BANKING - 1.2%
UBS Finance (DE), Inc.:
 2.63%, 04-04-05                                     $   1,500,000    1,499,671
 2.75%, 04-28-05                                     $   3,000,000    2,993,812
 2.81%, 05-06-05                                     $   1,200,000    1,196,733
                                                                    -----------
                                                                      5,690,216
                                                                    -----------

BROKERAGE - 1.0%
Goldman Sachs Group, Inc.,
 2.77%, 04-29-05                                     $   2,000,000    1,995,691
Morgan Stanley,
 2.78%, 04-05-05                                     $   2,500,000    2,499,228
                                                                    -----------
                                                                      4,494,919
                                                                    -----------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.4%
CIT Group, Inc.,
 2.68%, 04-15-05                                     $   1,000,000      998,958
Citigroup Global Markets:
 2.75%, 04-01-05                                     $   4,000,000    4,000,000
 2.78%, 04-08-05                                     $   1,500,000    1,499,189
                                                                    -----------
                                                                      6,498,147
                                                                    -----------

TOTAL COMMERCIAL PAPER
 (cost $16,683,283)                                                  16,683,282
                                                                    -----------

ASSET BACKED SECURITIES - 1.8%

FINANCIAL COMPANIES - DIVERSIFIED - 1.8%
Amsterdam Funding Corporation:
 2.68%, 04-13-05                                     $   2,000,000    1,998,213
 2.70%, 04-19-05                                     $   2,000,000    1,997,300
 2.78%, 04-21-05                                     $   1,000,000      998,456
 2.79%, 04-26-05                                     $   3,100,000    3,093,994
                                                                    -----------
TOTAL ASSET BACKED SECURITIES
(cost $8,087,963)                                                     8,087,963
                                                                    -----------

                                                        PRINCIPAL    MARKET
                                                         AMOUNT      VALUE
REPURCHASE AGREEMENT - 0.2%

United Missouri Bank, 2.34%, 4-01-05
 (Collateralized by GNMA,
 4-20-28 with a value of $891,481
 and a repurchase amount of
 $874,057)                                           $     874,000      874,000
                                                                   ------------

TOTAL REPURCHASE AGREEMENT
 (cost $874,000)                                                        874,000
                                                                   ------------

TOTAL INVESTMENTS - 101.4%
 (cost $357,169,253)                                                465,876,554

LIABILITIES, LESS CASH & OTHER ASSETS - (1.4%)                       (6,384,640)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $459,491,914
                                                                   ============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $357,403,230.

*Non-income producing security

ADR (American Depositary Receipt)

(1)   Security is segregated as collateral for written option contracts.

(2) Security is a 144A Series. The total market value of 144A securities is $1,378,125 (cost $1,250,000), or 0.3% of total net assets.

                                       62                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                            MID CAP VALUE SERIES
Statement of Assets and Liabilities                                  (unaudited)
March 31, 2005

ASSETS:
Investments, at value(1)...............................   $  465,876,554
Cash...................................................            4,195
Receivables:
      Fund shares sold.................................        2,300,546
      Securities sold..................................          361,719
      Interest.........................................           28,177
      Dividends........................................          453,135
Prepaid expenses.......................................           45,042
                                                          --------------
Total assets...........................................      469,069,368
                                                          --------------

LIABILITIES:
Payable for:
      Securities purchased.............................        7,366,014
      Fund shares redeemed.............................          325,901
      Written options, at value........................          977,985
      Management fees..................................          333,023
      Custodian fees...................................            2,421
      Transfer agent and administration fees...........           74,818
      Professional fees................................           10,464
      12b-1 distribution plan fees.....................          480,334
      Other............................................            6,494
                                                          --------------
Total liabilities......................................        9,577,454
                                                          --------------
NET ASSETS.............................................   $  459,491,914
                                                          ==============

NET ASSETS CONSIST OF:
Paid in capital........................................   $  341,691,513
Accumulated net investment loss .......................         (434,285)
Accumulated undistributed net realized gain
      on sale of investments and options ..............        9,535,242
Net unrealized appreciation in value of
      investments and options .........................      108,699,444
                                                           -------------
Net assets ............................................   $  459,491,914
                                                          ==============

CLASS A:
Capital shares outstanding
      (unlimited number of shares authorized) .........        9,131,630
Net assets ............................................   $  297,730,584
Net asset value per share .............................   $        32.60
                                                          ==============
Maximum offering price per share
      (net asset value divided by 94.25%)..............   $        34.59
                                                          ==============

CLASS B:
Capital shares outstanding
      (unlimited number of shares authorized) .........        2,950,994
Net assets ............................................   $   88,833,986
Net asset value, offering and redemption price
      per share (excluding any applicable contingent
      deferred sales charge) ..........................   $        30.10
                                                          ==============

CLASS C:
Capital shares outstanding
      (unlimited number of shares authorized) .........        2,379,310
Net assets ............................................   $   72,927,344
Net asset value, offering and redemption price
      per share (excluding any applicable contingent
      deferred sales charge) ..........................   $        30.65
                                                          ==============

(1)   Investments at cost .............................   $  357,169,253

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
      Dividends .......................................  $    2,706,424
      Interest ........................................         304,005
                                                         --------------
      Total investment income .........................       3,010,429
                                                         --------------

EXPENSES:
      Management fees .................................       1,767,714
      Custodian fees ..................................          15,655
      Transfer agent/maintenance fees .................         337,434
      Administration fees .............................         183,474
      Directors' fees .................................           4,044
      Professional fees ...............................          27,676
      Reports to shareholders .........................          14,762
      Registration fees ...............................          30,421
      Other expenses ..................................           7,189
      12b-1 distribution plan fees - Class A ..........         322,882
      12b-1 distribution plan fees - Class B ..........         416,625
      12b-1 distribution plan fees - Class C ..........         316,838
                                                         --------------
      Total expenses ..................................       3,444,714
                                                         --------------
      Net investment loss .............................        (434,285)
                                                         --------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
      Investments .....................................       9,515,095
      Options written and purchased ...................         310,175
                                                         --------------
      Net realized gain ...............................       9,825,270
                                                         --------------
Unrealized appreciation during the period on:
      Investments .....................................      42,144,538
      Options written and purchased ...................         288,086
                                                         --------------
      Net unrealized appreciation .....................      42,432,624
                                                         --------------
      Net gain ........................................      52,257,894
                                                         --------------
      Net increase in net assets
         resulting from operations ....................  $   51,823,609
                                                         ==============

                                       63               See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                          MID CAP VALUE SERIES

                                                                                             SIX MONTHS
                                                                                               ENDED
                                                                                               MARCH 31,
                                                                                                2005             YEAR ENDED
                                                                                             (unaudited)      SEPTEMBER 30, 2004
                                                                                            -------------     ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ..................................................................   $    (434,285)     $    (1,798,025)
   Net realized gain during the period on investments and options written ...............       9,825,270           29,936,556
   Unrealized appreciation during the period on investments and options written .........      42,432,624           29,361,262
                                                                                            -------------      ---------------
   Net increase in net assets resulting from operations .................................      51,823,609           57,499,793
                                                                                            -------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain
      Class A ...........................................................................     (17,531,092)          (1,473,564)
      Class B ...........................................................................      (6,133,050)            (633,167)
      Class C ...........................................................................      (4,546,382)            (407,446)
                                                                                            -------------      ---------------
   Total distributions to shareholders ..................................................     (28,210,524)          (2,514,177)
                                                                                            -------------      ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ...........................................................................      77,599,050          132,501,639
      Class B ...........................................................................       9,594,515           19,430,639
      Class C ...........................................................................      17,837,824           21,596,162
   Distributions reinvested
      Class A ...........................................................................      16,302,405            1,356,918
      Class B ...........................................................................       5,863,317              610,765
      Class C ...........................................................................       4,260,542              381,240
   Cost of shares redeemed
      Class A ...........................................................................     (27,436,597)         (65,062,200)
      Class B ...........................................................................      (5,831,814)         (12,576,287)
      Class C ...........................................................................      (6,752,021)          (9,550,640)
                                                                                            -------------      ---------------
   Net increase from capital share transactions .........................................      91,437,221           88,688,236
                                                                                            -------------      ---------------
   Net increase in net assets ...........................................................     115,050,306          143,673,852
                                                                                            -------------      ---------------

NET ASSETS:
   Beginning of period ..................................................................     344,441,608          200,767,756
                                                                                            -------------      ---------------
   End of period ........................................................................   $ 459,491,914      $   344,441,608
                                                                                            =============      ===============

   Accumulated net investment loss at end of period .....................................   $    (434,285)     $             _
                                                                                            =============      ===============

CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ...........................................................................       2,392,748            4,668,091
      Class B ...........................................................................         319,448              736,445
      Class C ...........................................................................         584,651              801,556
   Shares reinvested
      Class A ...........................................................................         505,031               50,089
      Class B ...........................................................................         196,294               24,065
      Class C ...........................................................................         140,103               14,771
   Shares redeemed
      Class A ...........................................................................        (849,581)          (2,285,236)
      Class B ...........................................................................        (196,340)            (475,742)
      Class C ...........................................................................        (222,099)            (351,589)

                                       64                See accompanying notes.

                                                            SECURITY EQUITY FUND
Financial Highlights                                        MID CAP VALUE SERIES
Selected data for each share of capital stock outstanding throughout each period

                                                 SIX MONTHS ENDED                                                        YEAR ENDED
                                                    MARCH 31,                                                         SEPTEMBER 30,
CLASS A                                             2005(f)           2004         2003        2002           2001             2000
-------------------------------------------      ----------------   ---------    --------   -----------     --------  ------------
PER SHARE DATA

Net asset value, beginning of period               $    30.45       $   24.48    $  16.90   $     18.04     $  20.75    $   16.60
                                                   ----------       ---------    --------   -----------     --------    ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                          0.01           (0.09)      (0.07)        (0.04)           -        (0.04)
Net gain (loss) on securities (realized and
  unrealized)                                            4.42            6.32        7.65         (0.78)       (0.90)        4.89
                                                   ----------       ---------    --------   -----------     --------    ---------
Total from investment operations                         4.43            6.23        7.58         (0.82)       (0.90)        4.85
                                                   ----------       ---------    --------   -----------     --------    ---------
Less distributions:
Dividends from net investment income                        -               -           -             -            -            -
Distributions from realized gains                       (2.28)          (0.26)          -          0.21)       (1.81)       (0.70)
Return of capital                                           -               -           -         (0.11)           -            -
                                                   ----------       ---------    --------   -----------     --------    ---------
Total distributions                                     (2.28)          (0.26)          -         (0.32)       (1.81)       (0.70)
                                                   ----------       ---------    --------   -----------     --------    ---------
Net asset value, end of period                     $    32.60       $   30.45    $  24.48   $     16.90     $  18.04    $   20.75
                                                   ==========       =========    ========   ===========     ========    =========

TOTAL RETURN(a)                                         14.62%          25.59%      44.85%        (4.89%)      (4.54%)      30.46%
                                                   ----------       ---------    --------   -----------     --------    ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)           $  297,731       $ 215,659    $113,822   $    68,544     $ 50,541    $  34,458
                                                   ----------       ---------    --------   -----------     --------    ---------
Ratios to average net assets:
Net investment income (loss)                             0.06%          (0.31%)     (0.33%)       (0.20%)       0.01%       (0.25%)
Total expenses                                           1.43%           1.48%       1.65%         1.45%        1.30%        1.29%
Gross expenses(b)                                        1.43%           1.48%       1.65%         1.45%        1.30%        1.29%
Net expenses(d)                                          1.43%           1.48%       1.65%         1.45%        1.30%        1.29%
                                                   ----------       ---------    --------   -----------     --------    ---------
Portfolio turnover rate                                    19%             45%         52%           51%          55%          69%

                                                SIX MONTHS ENDED                                                         YEAR ENDED
                                                    MARCH 31,                                                         SEPTEMBER 30,
CLASS B                                              2005(f)           2004         2003       2002           2001             2000
-------------------------------------------      ----------------   ---------    --------   -----------     --------  ------------
PER SHARE DATA

Net asset value, beginning of period               $    28.37       $   22.99    $  15.99   $     17.26     $  20.11    $   16.26
                                                   ----------       ---------    --------   -----------     --------    ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                         (0.10)          (0.28)      (0.20)        (0.21)       (0.19)       (0.22)
Net gain (loss) on securities (realized
  and unrealized)                                        4.11            5.92        7.20         (0.74)       (0.85)        4.77
                                                   ----------       ---------    --------   -----------     --------    ---------
Total from investment operations                         4.01            5.64        7.00         (0.95)       (1.04)        4.55
                                                   ----------       ---------    --------   -----------     --------    ---------
Less distributions:
Dividends from net investment income                        -               -           -             -            -            -
Distributions from realized gains                       (2.28)          (0.26)          -         (0.21)       (1.81)       (0.70)
Return of capital                                           -               -           -         (0.11)           -            -
                                                   ----------       ---------    --------   -----------     --------    ---------
Total distributions                                     (2.28)          (0.26)          -         (0.32)       (1.81)       (0.70)
                                                   ----------       ---------    --------   -----------     --------    ---------
Net asset value, end of period                     $    30.10       $   28.37    $  22.99   $     15.99     $  17.26    $   20.11
                                                   ==========       =========    ========   ===========     ========    =========

TOTAL RETURN(a)                                         14.19%          24.67%      43.78%        (5.88%)      (5.45%)      29.21%
                                                   ----------       ---------    --------   -----------     --------    ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)           $   88,834       $  74,650    $ 53,947   $    37,136     $ 26,967    $  14,041
                                                   ----------       ---------    --------   -----------     --------    ---------
Ratios to average net assets:
Net investment income (loss)                            (0.70%)         (1.07%)     (1.08%)       (1.09%)      (0.98%)      (1.27%)
Total expenses                                           2.19%           2.23%       2.40%         2.34%        2.30%        2.32%
Gross expenses(b)                                        2.19%           2.23%       2.40%         2.34%        2.30%        2.32%
Net expenses(d)                                          2.19%           2.23%       2.40%         2.34%        2.30%        2.32%
                                                   ----------       ---------    --------   -----------     --------    ---------
Portfolio turnover rate                                    19%             45%         52%           51%          55%          69%
                                                   ----------       ---------    --------   -----------     --------    ---------

                                       65                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                            MID CAP VALUE SERIES

Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

                                                   SIX MONTHS ENDED                                                    YEAR ENDED
                                                       MARCH 31,                                                      SEPTEMBER 30,
                  CLASS C                              2005(f)         2004       2003       2002(e)      2001            2000
-------------------------------------------        ----------------   -------    -------    --------    ---------    --------------
PER SHARE DATA
Net asset value, beginning of period                  $    28.85      $ 23.37    $ 16.26    $  17.53    $   20.39        $ 16.51
                                                      ----------      -------    -------    --------    ---------        -------
Income (loss) from investment operations:
Net investment income (loss)(c)                            (0.10)       (0.29)     (0.21)      (0.21)       (0.19)         (0.22)
Net gain (loss) on securities (realized and
  unrealized)                                               4.18         6.03       7.32       (0.74)       (0.86)          4.80
                                                      ----------      -------    -------    --------    ---------        -------
Total from investment operations                            4.08         5.74       7.11       (0.95)       (1.05)          4.58
                                                      ----------      -------    -------    --------    ---------        -------
Less distributions:
Dividends from net investment income                                        -          -           -            -              -
Distributions from realized gains                          (2.28)       (0.26)         -       (0.21)       (1.81)         (0.70)
Return of capital                                                           -          -       (0.11)           -              -
                                                      ----------      -------    -------    --------    ---------        -------
Total distributions                                        (2.28)       (0.26)         -       (0.32)       (1.81)         (0.70)
                                                      ----------      -------    -------    --------    ---------        -------
Net asset value, end of period                        $    30.65      $ 28.85    $ 23.37    $  16.26    $   17.53        $ 20.39
                                                      ==========      =======    =======    ========    =========        =======

TOTAL RETURN(a)                                            14.20%       24.70%     43.73%      (5.79%)      (5.42%)        28.93%
                                                      ----------      -------    -------    --------    ---------        -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $   72,927      $54,133    $32,999    $ 18,785    $   6,976        $ 3,069
                                                      ----------      -------    -------    --------    ---------        -------
Ratios to average net assets:
Net investment income (loss)                               (0.69%)      (1.06%)    (1.08%)     (1.06%)      (0.98%)        (1.28%)
Total expenses                                              2.19%        2.23%      2.40%       2.35%        2.30%          2.36%
Gross expenses(b)                                           2.19%        2.23%      2.40%       2.35%        2.30%          2.36%
Net expenses(d)                                             2.19%        2.23%      2.40%       2.35%        2.30%          2.36%
                                                      ----------      -------    -------    --------    ---------        -------
Portfolio turnover rate                                       19%          45%        52%         51%          55%            69%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                       66                See accompanying notes.

                              SECURITY EQUITY FUND
                               Select 25(R) Series

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                          SELECT 25(R) SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

SECURITY SELECT 25(R) SERIES VS. S&P 500
INDEX & RUSSELL 1000 GROWTH INDEX

[PERFORMANCE GRAPH]

SELECT 25

   DATE               value
01/29/99              9,425
03/31/99              9,802
06/30/99              9,915
09/30/99              9,925
12/31/99             11,734
03/31/00             11,574
06/30/00             11,065
09/30/00             10,688
12/31/00              9,661
03/31/01              8,228
06/30/01              8,794
09/30/01              7,144
12/31/01              8,605
03/31/02              8,539
06/30/02              7,003
09/30/02              6,145
12/31/02              6,343
03/31/03              6,173
06/30/03              6,777
09/30/03              6,852
12/31/03              7,418
03/31/04              7,719
06/30/04              7,776
09/30/04              7,361
12/31/04              8,228
03/31/05              7,955

RUSSELL 1000 GROWTH INDEX

       DATE                         value
-----------------                  ------
INCEPTION 1/29/99                  10,000
          3/31/99                  10,046
          6/30/99                  10,433
          9/30/99                  10,050
         12/31/99                  12,577
          3/31/00                  13,474
         06/30/00                  13,109
         09/30/00                  12,404
         12/31/00                   9,757
         03/31/01                   7,718
         06/30/01                   8,367
         09/30/01                   6,743
         12/31/01                   7,765
         03/31/02                   7,564
         06/30/02                   6,151
         09/30/02                   5,226
         12/31/02                   5,599
         03/31/03                   5,539
         06/30/03                   6,331
         09/30/03                   6,579
         12/31/03                   7,265
         03/31/04                   7,322
         06/30/04                   7,464
         09/30/04                   7,074
         12/31/04                   7,723
         03/31/05                   7,408

S&P 500

      DATE                          value
-----------------                  ------
INCEPTION 1/29/99                  10,000
          3/31/99                  10,076
          6/30/99                  10,786
          9/30/99                  10,112
         12/31/99                  11,616
          3/31/00                  11,883
         06/30/00                  11,568
         09/30/00                  11,456
         12/31/00                  10,561
         03/31/01                   9,309
         06/30/01                   9,854
         09/30/01                   8,409
         12/31/01                   9,308
         03/31/02                   9,333
         06/30/02                   8,083
         09/30/02                   6,687
         12/31/02                   7,252
         03/31/03                   7,023
         06/30/03                   8,105
         09/30/03                   8,319
         12/31/03                   9,333
         03/31/04                   9,491
         06/30/04                   9,655
         09/30/04                   9,474
         12/31/04                  10,349
         03/31/05                  10,126

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Select 25(R) Series on January 29, 1999 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Select 25(R) Series changed its benchmark to the Russell 1000 Growth Index. The Investment Manager has determined that the Russell 1000 Growth Index is a more appropriate index than the S&P 500 Index, which is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is widely recognized unmanaged index of market performance, because the Russell 1000 Growth Index more closely reflects the types of securities in which the Series invests and thus provides shareholders with a more appropriate benchmark against which to compare the Series' performance.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-05               1 YEAR      5 YEARS     SINCE INCEPTION
--------------------------          ------      -------     ----------------
A Shares                              3.05%       (7.23%)   (2.71%) (1-29-99)

A Shares with sales charge           (2.88%)      (8.32%)   (3.64%) (1-29-99)

B Shares                              2.28%       (7.91%)   (3.40%) (1-29-99)

B Shares with CDSC                   (2.72%)      (8.28%)   (3.40%) (1-29-99)

C Shares                              2.27%       (7.93%)   (3.36%) (1-29-99)

C Shares with CDSC                    1.27%       (7.93%)   (3.36%) (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                      16.15%

Consumer Staples                            12.19

Energy                                      12.50

Financials                                   7.68

Health Care                                 10.68

Industrials                                 17.35

Information Technology                      12.53

Materials                                    4.43

Utilities                                    6.46

Cash & other assets, less liabilities        0.03

                                       68               See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                             SELECT 25(R) SERIES
                                                                     (unaudited)

Performance Summary
May 15, 2005

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                         BEGINNING        ENDING      EXPENSES PAID
                       ACCOUNT VALUE  ACCOUNT VALUE       DURING
                         10-01-04      03-31-05(1)       PERIOD(2)
                       -------------  -------------   -------------
Select 25(R)
Series - Class A
   Actual                $1,000.00      $1,080.70         $ 8.66
   Hypothetical           1,000.00       1,016.60           8.40

Select 25(R)
Series - Class B
   Actual                 1,000.00       1,077.30          12.53
   Hypothetical           1,000.00       1,012.86          12.14

Select 25(R)
Series - Class C
   Actual                 1,000.00       1,077.10          12.53
   Hypothetical           1,000.00       1,012.86          12.14

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 8.07%,7.73% and 7.71%,
      for Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.67%, 2.42% and 2.42% for Class A, B and C class shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
                                                             SELECT 25(R) SERIES
                                                                     (unaudited)

Schedule of Investments
March 31, 2005

                                                           NUMBER        MARKET
                                                         OF SHARES       VALUE
                                                         ----------    ----------
COMMON STOCKS - 100.0%

AEROSPACE & DEFENSE - 4.9%
L-3 Communications Holdings, Inc.                            15,000   $ 1,065,300
                                                                      -----------
AIR FREIGHT & LOGISTICS - 5.6%
FedEx Corporation                                            12,800     1,202,560
                                                                      -----------
BIOTECHNOLOGY - 4.2%
Amgen, Inc.*                                                 15,500       902,255
                                                                      -----------
BREWERS - 3.9%
Anheuser-Busch Companies, Inc.                               18,000       853,020
                                                                      -----------
BROADCASTING & Cable TV - 2.7%
Univision Communications, Inc.*                              21,000       581,490
                                                                      -----------
COMMUNICATIONS EQUIPMENT - 7.9%
3Com Corporation*                                           123,000       437,880
ADC Telecommunications, Inc.*                               292,800       582,672
Cisco Systems, Inc.*                                         38,000       679,820
                                                                      -----------
                                                                        1,700,372
                                                                      -----------
CONSTRUCTION & ENGINEERING - 6.9%
Shaw Group, Inc.*                                            68,000     1,482,400
                                                                      -----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.6%
First Data Corporation                                       20,000       786,200
                                                                      -----------
ELECTRIC UTILITIES - 6.5%
KFx, Inc.*                                                  104,300     1,397,620
                                                                      -----------
HEALTH CARE EQUIPMENT - 2.0%
Medtronic, Inc.                                               8,500       433,075
                                                                      -----------
HOME IMPROVEMENT RETAIL - 2.7%
Home Depot, Inc.                                             15,000       573,600
                                                                      -----------
HOTELS, RESORTS & CRUISE LINES - 4.5%
Carnival Corporation                                         19,000       984,390
                                                                      -----------
HYPERMARKETS & SUPERCENTERS - 3.7%
Wal-Mart Stores, Inc.                                        16,000       801,760
                                                                      -----------
INDUSTRIAL GASES - 4.4%
Praxair, Inc.                                                20,000       957,200
                                                                      -----------
MOTORCYCLE MANUFACTURERS - 2.2%
Harley-Davidson, Inc.                                         8,100       467,856
                                                                      -----------
MOVIES & ENTERTAINMENT - 4.1%
Viacom, Inc. (Cl.B)                                          25,400       884,682
                                                                      -----------
MULTI-LINE INSURANCE - 3.5%
American International Group, Inc.                           13,500       748,035
                                                                      -----------
OIL & GAS EQUIPMENT & SERVICES - 5.8%
BJ Services Company                                          24,000     1,245,120
                                                                      -----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION - 6.7%
Williams Companies, Inc.                                     77,500     1,457,775
                                                                      -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.2%
Citigroup, Inc.                                              20,300       912,282
                                                                      -----------
PHARMACEUTICALS - 4.5%
Johnson & Johnson                                            14,500       973,820
                                                                       ----------
SEMICONDUCTOR EQUIPMENT - 1.0%
Mindspeed Technologies, Inc.*                               100,000   $   223,000
                                                                      -----------
SOFT DRINKS - 4.5%
PepsiCo, Inc.                                                18,500       981,055

TOTAL COMMON STOCKS
  (cost $18,213,656)                                                   21,614,867
                                                                      -----------
TOTAL INVESTMENTS - 100.0%
  (cost $18,213,656)                                                   21,614,867
CASH & OTHER ASSETS, LESS LIABILITIES  - 0.0%                               5,271
                                                                      -----------
TOTAL NET ASSETS - 100.0%                                             $21,620,138
                                                                      ===========

The identified cost of investments owned at March 31, 2005 was the same for federal income tax and financial statement purposes.

*Non-income producing security

                                       70                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                             SELECT 25(R) SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1) ...........................    $ 21,614,867
Cash ...............................................          12,795
Receivables:
  Fund shares sold .................................           2,711
  Dividends ........................................           8,906
Prepaid expenses ...................................          22,122
                                                        ------------
Total assets .......................................      21,661,401
                                                        ------------

LIABILITIES:
Payable for:
  Fund shares redeemed .............................             318
  Management fees ..................................          14,301
  Custodian fees ...................................             198
  Transfer agent and administration fees ...........           5,804
  Professional fees ................................           4,813
  12b-1 distribution plan fees .....................          13,328
  Other ............................................           2,501
                                                        ------------
Total liabilities ..................................          41,263
                                                        ------------
NET ASSETS .........................................    $ 21,620,138
                                                        ============

NET ASSETS CONSIST OF:
Paid in capital ....................................    $ 30,665,229
Accumulated net investment loss ....................        (136,454)
Accumulated net realized loss
  on sale of investments ...........................     (12,309,848)
Net unrealized appreciation in value
  of investments ...................................       3,401,211
                                                        ------------
Net assets .........................................    $ 21,620,138
                                                        ============

CLASS A:
Capital shares outstanding
  (unlimited number of shares authorized) ..........       1,061,615
Net assets .........................................    $  8,964,259
Net asset value per share ..........................    $       8.44
                                                        ============
Maximum offering price per share
  (net asset value divided by 94.25%) ..............    $       8.95
                                                        ============

CLASS B:
Capital shares outstanding
  (unlimited number of shares authorized) ..........         898,614
Net assets .........................................    $  7,259,157
Net asset value, offering and redemption price
  per share (excluding any applicable contingent
  deferred sales charge) ...........................    $       8.08
                                                        ============

CLASS C:
Capital shares outstanding
  (unlimited number of shares authorized) ..........         666,090
Net assets .........................................    $  5,396,722
Net asset value, offering and redemption price
  per share (excluding any applicable contingent
  deferred sales charge) ...........................    $       8.10
                                                        ============

(1) Investments, at cost ...........................    $ 18,213,656

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
  Dividends ..........................................    $    95,402
  Interest ...........................................          4,544
                                                          -----------
  Total investment income ............................         99,946
                                                          -----------

EXPENSES:
  Management fees ....................................         84,653
  Custodian fees .....................................          2,121
  Transfer agent/maintenance fees ....................         35,256
  Administration fees ................................         12,422
  Directors' fees ....................................            277
  Professional fees ..................................          5,161
  Reports to shareholders ............................          1,668
  Registration fees ..................................         16,466
  Other expenses .....................................          1,133
  12b-1 distribution plan fees - Class A .............         11,876
  12b-1 distribution plan fees - Class B .............         37,651
  12b-1 distribution plan fees - Class C .............         27,716
                                                          -----------
  Total expenses .....................................        236,400
                                                          -----------
  Net investment loss ................................       (136,454)
                                                          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss during the period on:
  Investments ........................................       (306,235)
                                                          -----------
  Net realized loss ..................................       (306,235)
                                                          -----------
Unrealized appreciation during the period on:
  Investments ........................................      2,155,500
                                                          -----------
  Net unrealized appreciation ........................      2,155,500
                                                          -----------
  Net gain ...........................................      1,849,265
                                                          -----------
  Net increase in net assets
  resulting from operations ..........................    $ 1,712,811
                                                          ===========

                                       71                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                             SELECT 25(R) SERIES

Statement of Changes in Net Assets

                                                                                     SIX MONTHS
                                                                                       ENDED               YEAR ENDED
                                                                                   MARCH 31, 2005       SEPTEMBER 30, 2004
                                                                                   --------------       ------------------
                                                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss.........................................................      $   (136,454)          $  (296,848)
  Net realized gain (loss) during the period on investments...................          (306,235)              369,019
  Unrealized appreciation during the period on investments....................         2,155,500             1,699,912
                                                                                    ------------           -----------
  Net increase in net assets resulting from operations........................         1,712,811             1,772,083
                                                                                    ------------           -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
   Class A....................................................................           619,822             1,637,921
   Class B....................................................................           417,455               715,600
   Class C....................................................................           234,366               833,037
  Cost of shares redeemed
   Class A....................................................................        (1,637,192)           (3,579,210)
   Class B....................................................................        (1,048,355)           (2,158,912)
   Class C....................................................................        (1,106,267)           (1,616,683)
                                                                                    ------------           -----------
  Net decrease from capital share transactions................................        (2,520,171)           (4,168,247)
                                                                                    ------------           -----------
  Net decrease in net assets .................................................          (807,360)           (2,396,164)
                                                                                    ------------           -----------

NET ASSETS:
  Beginning of period.........................................................        22,427,498            24,823,662
                                                                                    ------------           -----------
  End of period...............................................................      $ 21,620,138           $22,427,498
                                                                                    ============           ===========

  Accumulated net investment loss at end of period............................      $   (136,454)          $         -
                                                                                    ============           ===========

CAPITAL SHARE ACTIVITY:
  Shares sold
   Class A....................................................................            73,086               204,861
   Class B....................................................................            51,557                93,954
   Class C....................................................................            28,261               108,652
  Shares redeemed
   Class A....................................................................          (192,854)             (452,794)
   Class B....................................................................          (130,594)             (282,274)
   Class C....................................................................          (142,013)             (210,959)

                                       72                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                             SELECT 25(R) SERIES

Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

                                            SIX MONTHS ENDED                                                           YEAR ENDED
                                                MARCH 31,                                                             SEPTEMBER 30,
CLASS A                                          2005(f)         2004          2003          2002         2001             2000
-------                                     ----------------   ----------   ----------    ----------    ----------    -------------
PER SHARE DATA
Net asset value, beginning of period           $     7.81      $     7.27   $     6.52    $     7.58    $    11.34      $    10.53
                                               ----------      ----------   ----------    ----------    ----------      ----------
Income (loss) from investment operations:
Net investment income (loss)(c)                     (0.03)          (0.06)       (0.05)        (0.07)        (0.06)          (0.09)
Net gain (loss) on securities (realized and
  unrealized)                                        0.66            0.60         0.80         (0.99)        (3.70)           0.90
                                               ----------      ----------   ----------    ----------    ----------      ----------
Total from investment operations                     0.63            0.54         0.75         (1.06)        (3.76)           0.81
                                               ----------      ----------   ----------    ----------    ----------      ----------
Less distributions:
Dividends from net investment income                    -               -            -             -             -               -
Distributions from realized gains                       -               -            -             -             -               -
                                               ----------      ----------   ----------    ----------    ----------      ----------
Total distributions                                     -               -            -             -             -               -
                                               ----------      ----------   ----------    ----------    ----------      ----------
Net asset value, end of period                 $     8.44      $     7.81   $     7.27    $     6.52    $     7.58      $    11.34
                                               ==========      ==========   ==========    ==========    ==========      ==========

TOTAL RETURN(a)                                      8.07%           7.43%       11.50%       (13.98%)      (33.16%)          7.69%
                                               ----------      ----------   ----------    ----------    ----------      ----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)       $    8,964      $    9,228   $   10,396    $   11,933    $   14,347      $   22,006
                                               ----------      ----------   ----------    ----------    ----------      ----------
Ratios to average net assets:
Net investment income (loss)                        (0.78%)         (0.75%)      (0.70%)       (0.81%)       (0.60%)         (0.74%)
Total expenses                                       1.67%           1.56%        1.63%         1.46%         1.39%           1.35%
Gross expenses(b)                                    1.67%           1.56%        1.63%         1.46%         1.39%           1.35%
Net expenses(d)                                      1.67%           1.56%        1.63%         1.46%         1.39%           1.35%
                                               ----------      ----------   ----------    ----------    ----------      ----------
Portfolio turnover rate                                17%             44%          54%           33%           44%             89%

                                            SIX MONTHS ENDED                                                           YEAR ENDED
                                                MARCH 31,                                                             SEPTEMBER 30,
CLASS B                                          2005(f)         2004          2003          2002         2001             2000
-------                                     ----------------   ----------   ----------    ----------    ----------    -------------
PER SHARE DATA
Net asset value, beginning of period           $     7.50      $     7.04   $     6.36    $     7.44    $    11.22      $    10.52
                                               ----------      ----------   ----------    ----------    ----------      ----------
Income (loss) from investment operations:
Net investment income (loss)(c)                     (0.06)          (0.11)       (0.10)        (0.13)        (0.13)          (0.17)
Net gain (loss) on securities (realized and
  unrealized)                                        0.64            0.57         0.78         (0.95)        (3.65)           0.87
                                               ----------      ----------   ----------    ----------    ----------      ----------
Total from investment operations                     0.58            0.46         0.68         (1.08)        (3.78)           0.70
                                               ----------      ----------   ----------    ----------    ----------      ----------
Less distributions:
Dividends from net investment income                    -               -            -             -             -               -
Distributions from realized gains                       -               -            -             -             -               -
                                               ----------      ----------   ----------    ----------    ----------      ----------
Total distributions                                     -               -            -             -             -               -
                                               ----------      ----------   ----------    ----------    ----------      ----------
Net asset value, end of period                 $     8.08      $     7.50   $     7.04    $     6.36    $     7.44      $    11.22
                                               ==========      ==========   ==========    ==========    ==========      ==========

TOTAL RETURN(a)                                      7.73%           6.53%       10.69%       (14.52%)      (33.69%)          6.65%
                                               ----------      ----------   ----------    ----------    ----------      ----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)       $    7,259      $    7,333   $    8,203    $    8,566    $   11,519      $   18,199
                                               ----------      ----------   ----------    ----------    ----------      ----------
Ratios to average net assets:
Net investment income (loss)                        (1.53%)         (1.50%)      (1.45%)       (1.56%)       (1.35%)         (1.49%)
Total expenses                                       2.42%           2.31%        2.38%         2.21%         2.14%           2.11%
Gross expenses(b)                                    2.42%           2.31%        2.38%         2.21%         2.14%           2.11%
Net expenses(d)                                      2.42%           2.31%        2.38%         2.21%         2.14%           2.11%
                                               ----------      ----------   ----------    ----------    ----------      ----------
Portfolio turnover rate                                17%             44%          54%           33%           44%             89%

                                       73                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                             SELECT 25(R) SERIES

Financial Highlights
Selected data for each share of capital stock outstanding throughout each period

                                             SIX MONTHS ENDED                                                          YEAR ENDED
                                                 MARCH 31,                                                            SEPTEMBER 30,
CLASS C                                           2005(f)        2004          2003         2002(e)        2001           2000
-------                                      ----------------  ---------    ---------      ---------     ---------    -------------
PER SHARE DATA

Net asset value, beginning of period             $    7.52     $    7.06    $    6.38      $    7.47     $   11.26      $   10.55
                                                 ---------     ---------    ---------      ---------     ---------      ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                      (0.06)        (0.11)       (0.10)         (0.13)        (0.13)         (0.17)
Net gain (loss) on securities (realized and
  unrealized)                                         0.64          0.57         0.78          (0.96)        (3.66)          0.88
                                                 ---------     ---------    ---------      ---------     ---------      ---------
Total from investment operations                      0.58          0.46         0.68          (1.09)        (3.79)          0.71
                                                 ---------     ---------    ---------      ---------     ---------      ---------
Less distributions:
Dividends from net investment income                     -             -            -              -             -              -
Distributions from realized gains                        -             -            -              -             -              -
                                                 ---------     ---------    ---------      ---------     ---------      ---------
Total distributions                                      -             -            -              -             -              -
                                                 ---------     ---------    ---------      ---------     ---------      ---------
Net asset value, end of period                   $    8.10     $    7.52    $    7.06      $    6.38     $    7.47      $   11.26
                                                 =========     =========    =========      =========     =========      =========

TOTAL RETURN(a)                                       7.71%         6.52%       10.66%        (14.59%)      (33.66%)         6.73%
                                                 ---------     ---------    ---------      ---------     ---------      ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)         $   5,397     $   5,866    $   6,225      $   3,954     $   4,531      $   7,294
                                                 ---------     ---------    ---------      ---------     ---------      ---------
Ratios to average net assets:
Net investment income (loss)                         (1.53%)       (1.50%)      (1.44%)        (1.56%)       (1.35%)        (1.49%)
Total expenses                                        2.42%         2.31%        2.37%          2.21%         2.14%          2.10%
Gross expenses(b)                                     2.42%         2.31%        2.37%          2.21%         2.14%          2.10%
Net expenses(d)                                       2.42%         2.31%        2.37%          2.21%         2.14%          2.10%
                                                 ---------     ---------    ---------      ---------     ---------      ---------
Portfolio turnover rate                                 17%           44%          54%            33%           44%            89%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                       74                See accompanying notes.

                              SECURITY EQUITY FUND

                            Small Cap Growth Series

                              [RS INVESTMENTS LOGO]

                                  SUBADVISOR,
                                 RS INVESTMENTS

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES
                                                                     (unaudited)

Performance Summary
May 15, 2005

PERFORMANCE

Security Small Cap Growth Series vs. Russell 2000 Growth Index

[PERFORMANCE GRAPH]

SMALL CAP GROWTH

  DATE            value
10/15/97           9,425
12/31/97           9,063
03/31/98          10,129
06/30/98           9,921
09/30/98           8,205
12/31/98          10,006
03/31/99          10,016
06/30/99          10,572
09/30/99          12,241
12/31/99          18,728
 3/31/00          23,781
 6/30/00          20,742
 9/30/00          21,371
12/31/00          16,927
03/31/01          12,357
06/30/01          13,573
09/30/01          10,271
12/31/01          12,043
03/31/02          11,665
06/30/02          10,428
09/30/02           8,259
12/31/02           8,752
03/31/03           8,248
06/30/03          10,523
09/30/03          12,189
12/31/03          13,573
03/31/04          14,453
06/30/04          14,223
09/30/04          13,740
12/31/04          15,763
03/31/05          14,757

RUSSELL 2000 GROWTH

           DATE                    value
--------------------------         ------
INCEPTION 10/15/97                 10,000
                  12/31/97          9,181
                  03/31/98         10,272
                  06/30/98          9,681
                  09/30/98          7,517
                  12/31/98          9,294
                  03/31/99          9,138
                  06/30/99         10,485
                  09/30/99          9,970
                  12/31/99         13,300
                  03/31/00         14,535
                  06/30/00         13,463
                  09/30/00         12,928
                  12/31/00         10,316
                  03/31/01          8,747
                  06/30/01         10,320
                  09/30/01          7,421
                  12/31/01          9,363
                  03/31/02          9,180
                  06/30/02          7,739
                  09/30/02          6,074
                  12/31/02          6,529
                  03/31/03          6,276
                  06/30/03          7,791
                  09/30/03          8,606
                  12/31/03          9,698
                  03/31/04         10,240
                  06/30/04         10,250
                  09/30/04          9,634
                  12/31/04         11,086
                  03/31/05         10,330

                            $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Small Cap Growth Series on October 15, 1997 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   14.60%
Consumer Staples                          1.00
Energy                                    6.76
Financials                                6.97
Health Care                              21.93
Industrials                              15.67
Information Technology                   24.54
Materials                                 1.27
Repurchase Agreement                      7.67
Liabilities, less cash & other assets    (0.41)

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-05               1 YEAR     5 YEARS      SINCE INCEPTION
---------------------               ------     -------      ---------------
A Shares                              2.10%      (9.10%)    6.19% (10-15-97)

A Shares with sales charge           (3.76%)    (10.17%)    5.35% (10-15-97)

B Shares                              1.31%      (9.85%)    5.22% (10-15-97)

B Shares with CDSC                   (3.69%)    (10.21%)    5.22% (10-15-97)

C Shares                              1.29%      (9.85%)    4.74%  (1-29-99)

C Shares with CDSC                    0.29%      (9.85%)    4.74%  (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

                                       76                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES
                                                                     (unaudited)

Performance Summary
May 15, 2005

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                        BEGINNING       ENDING          EXPENSES PAID
                     ACCOUNT VALUE   ACCOUNT VALUE         DURING
                        10-01-04      03-31-05(1)         PERIOD(2)
                     -------------   -------------      -------------
Small Cap Growth
Series - Class A
  Actual                $1,000.00      $1,074.00          $   10.60
  Hypothetical           1,000.00       1,014.71              10.30

Small Cap Growth
Series - Class B
  Actual                 1,000.00       1,070.30              14.45
  Hypothetical           1,000.00       1,010.92              14.04

Small Cap Growth
Series - Class C
  Actual                 1,000.00       1.069.80              14.45
  Hypothetical           1,000.00       1,010.97              14.04

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 7.40%, 7.03% and 6.98%,
      for Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (2.05%, 2.80% and 2.80% for Class A, B and C class shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES
                                                                     (unaudited)

Schedule of Investments
March 31, 2005

                                               NUMBER        MARKET
                                             OF SHARES       VALUE
                                             ----------    ----------
COMMON STOCKS - 92.7%

AEROSPACE & DEFENSE - 3.8%
DRS Technologies, Inc.*                          11,920    $  506,600
Engineered Support Systems, Inc.                  8,390       449,033
Mercury Computer Systems, Inc.*                  16,120       444,590
                                                           ----------
                                                            1,400,223
                                                           ----------

AIR FREIGHT & LOGISTICS - 0.8%
Forward Air Corporation                           6,850       291,673
                                                           ----------

APPAREL RETAIL - 2.3%
Charlotte Russe Holding, Inc.*                   24,650       318,478
Jos. A. Bank Clothiers, Inc.*                    18,147       531,707
                                                           ----------
                                                              850,185
                                                           ----------

APPAREL, ACCESSORIES & LUXURY GOODS - 1.2%
Ashworth, Inc.*                                  39,410       448,880
                                                           ----------

APPLICATION SOFTWARE - 3.9%
Epicor Software Corporation*                     28,870       378,197
SafeNet, Inc.*                                   16,940       496,511
Sonic Solutions*                                 18,000       270,900
Synplicity, Inc.*                                55,030       308,718
                                                           ----------
                                                            1,454,326
                                                           ----------

AUTO PARTS & EQUIPMENT - 0.8%
IMPCO Technologies, Inc.*                        54,850       294,819
                                                           ----------

BIOTECHNOLOGY - 2.7%
Alexion Pharmaceuticals, Inc.*                   13,520       292,911
OraSure Technologies, Inc.*                      10,300        75,808
QLT, Inc.*                                       26,350       338,861
Rigel Pharmaceuticals, Inc.*                     17,270       277,011
                                                           ----------
                                                              984,591
                                                           ----------

BUILDING PRODUCTS - 1.8%
NCI Building Systems, Inc.*                       9,430       363,998
Trex Company, Inc.*                               7,130       316,643
                                                           ----------
                                                              680,641
                                                           ----------

CASINOS & GAMING - 2.8%
Century Casinos, Inc.*                           10,200        92,514
Mikohn Gaming Corporation*                       12,400       155,744
Scientific Games Corporation*                    33,710       770,273
                                                           ----------
                                                            1,018,531
                                                           ----------

COMMUNICATIONS EQUIPMENT - 0.9%
Symmetricom, Inc.*                               29,580       328,042
                                                           ----------

COMPUTER STORAGE & PERIPHERALS - 0.8%
M-Systems Flash Disk Pioneers, Ltd.*             13,150       289,826
                                                           ----------

CONSTRUCTION MATERIALS - 1.3%
Headwaters, Inc.*                                14,270       468,341
                                                           ----------

CONSUMER FINANCE - 0.8%
Cash America International, Inc.                 13,920       305,266
                                                           ----------

DISTRIBUTORS - 1.1%
Beacon Roofing Supply, Inc.*                     17,930       392,398
                                                           ----------

DIVERSIFIED COMMERCIAL SERVICES - 5.0%
FirstService Corporation                          8,800    $  177,672
Laureate Education, Inc.*                        10,910       466,839
McGrath Rentcorp                                 27,240       636,871
Navigant Consulting, Inc.*                       12,550       341,737
Rollins, Inc.                                    12,000       223,200
                                                           ----------
                                                            1,846,319
                                                           ----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Artesyn Technologies, Inc.*                      37,660       328,019
                                                           ----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.7%
BEI Technologies, Inc.                           13,950       334,382
Optimal Group, Inc.*                             19,360       351,965
X-Rite, Inc.                                     20,430       307,267
                                                           ----------
                                                              993,614
                                                           ----------

ELECTRONIC MANUFACTURING SERVICES - 1.1%
RadiSys Corporation*                             29,800       421,968
                                                           ----------

EMPLOYMENT SERVICES - 1.4%
Kforce, Inc.*                                    45,590       501,034
                                                           ----------

HEALTH CARE DISTRIBUTORS - 1.0%
Priority Healthcare Corporation (Cl.B)*          17,510       378,741
                                                           ----------

HEALTH CARE EQUIPMENT - 3.6%
Encore Medical Corporation*                      69,630       374,609
Laserscope*                                      12,390       393,259
Spectranetics Corporation*                       68,500       356,200
Syneron Medical, Ltd.*                            6,960       221,746
                                                           ----------
                                                            1,345,814
                                                           ----------

HEALTH CARE FACILITIES - 1.1%
Kindred Healthcare, Inc.*                        11,350       398,385
                                                           ----------

HEALTH CARE SERVICES - 8.1%
Amedisys, Inc.*                                  10,870       328,817
America Service Group, Inc.*                     16,640       368,243
Chemed Corporation                                7,860       601,133
LabOne, Inc.*                                    14,920       514,442
Lifeline Systems, Inc.*                          15,900       482,088
Merge Technologies, Inc.*                        22,580       396,279
Providence Service Corporation*                  12,840       298,592
                                                           ----------
                                                            2,989,594
                                                           ----------

HEALTH CARE SUPPLIES - 1.9%
Orthovita, Inc.*                                 71,400       242,760
PolyMedica Corporation                           14,420       457,979
                                                           ----------
                                                              700,739
                                                           ----------

HOTELS, RESORTS & CRUISE LINES - 0.8%
Kerzner International, Ltd.*                      4,920       301,252
                                                           ----------

                                       78                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES
                                                                     (unaudited)

Schedule of Investments
March 31, 2005

                                                   NUMBER         MARKET
                                                 OF SHARES        VALUE
                                                 ---------      ----------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE & SERVICES - 10.2%
Digitas, Inc.*                                      55,290      $  558,429
Equinix, Inc.*                                       9,830         416,202
Infocrossing, Inc.*                                 27,020         427,997
InfoSpace, Inc.*                                     9,880         403,400
j2 Global Communications, Inc.*                     16,170         554,793
Keynote Systems, Inc.*                              45,170         536,168
RADVision, Ltd.*                                    25,970         328,780
Radware, Ltd.*                                      12,360         290,089
ValueClick, Inc.*                                   24,600         261,006
                                                                ----------
                                                                 3,776,864
                                                                ----------

LEISURE PRODUCTS - 1.3%
K2, Inc.*                                           35,690         490,738
                                                                ----------

MOVIES & ENTERTAINMENT - 0.3%
Image Entertainment, Inc.*                          19,050         104,203
                                                                ----------

OIL & GAS DRILLING - 3.1%
Grey Wolf, Inc.*                                    52,420         344,924
Patterson-UTI Energy, Inc.                          17,140         428,843
Unit Corporation*                                    7,880         355,940
                                                                ----------
                                                                 1,129,707
                                                                ----------

OIL & GAS EQUIPMENT & SERVICES - 3.7%
Cal Dive International, Inc.*                        6,910         313,023
Maverick Tube Corporation*                           9,860         320,549
Oil States International, Inc.*                     17,660         362,913
Superior Energy Services, Inc.*                     21,660         372,552
                                                                ----------
                                                                 1,369,037
                                                                ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
Online Resources Corporation*                        1,200          10,572
                                                                ----------

PERSONAL PRODUCTS - 1.0%
Steiner Leisure, Ltd.*                              11,270         368,416
                                                                ----------

PHARMACEUTICALS - 3.5%
AtheroGenics, Inc.*                                 18,070         236,536
Connetics Corporation*                              15,150         383,143
Salix Pharmaceuticals, Ltd.*                        25,410         419,011
VaxGen, Inc.*                                       20,930         263,718
                                                                ----------
                                                                 1,302,408
                                                                ----------

PROPERTY & CASUALTY INSURANCE - 3.3%
Affirmative Insurance Holdings, Inc.                21,650         319,337
Infinity Property & Casualty Corporation            11,600         362,616
Tower Group, Inc.                                   40,000         533,600
                                                                ----------
                                                                 1,215,553
                                                                ----------

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Saxon Capital, Inc.                                 13,480         231,182
                                                                ----------

REGIONAL BANKS - 2.2%
Nara Bancorp, Inc.                                   5,200          73,060
PrivateBancorp, Inc.                                12,720         399,535
Southwest Bancorporation of Texas, Inc.             18,510         339,658
                                                                ----------
                                                                   812,253
                                                                ----------

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER           MARKET
                                                      OF SHARES          VALUE
                                                      ----------      ------------
COMMON STOCKS (CONTINUED)

RESTAURANTS - 2.1%
Cosi, Inc.*                                               47,790      $    324,972
Rare Hospitality International, Inc.*                     14,270           440,658
                                                                      ------------
                                                                           765,630
                                                                      ------------

SEMICONDUCTOR EQUIPMENT - 0.8%
Ultratech, Inc.*                                          20,550           300,030
                                                                      ------------

SEMICONDUCTORS - 3.7%
Microsemi Corporation*                                    20,960           341,438
O2Micro International, Ltd.*                              43,420           446,792
SiRF Technology Holdings, Inc.*                           32,080           358,013
SRS Labs, Inc.*                                           59,420           237,086
                                                                      ------------
                                                                         1,383,329
                                                                      ------------

SPECIALTY STORES - 2.0%
Aaron Rents, Inc.                                         14,895           297,900
Guitar Center, Inc.*                                       7,790           427,126
                                                                      ------------
                                                                           725,026
                                                                      ------------

SYSTEMS SOFTWARE - 0.3%
Faro Technologies, Inc.*                                   4,960           116,758
                                                                      ------------

TRUCKING - 2.0%
Old Dominion Freight Line, Inc.*                           9,290           289,383
Vitran Corporation, Inc.*                                 30,230           448,915
                                                                      ------------
                                                                           738,298
                                                                      ------------

TOTAL COMMON STOCKS
 (cost $29,812,575)                                                     34,253,225
                                                                      ------------

REPURCHASE AGREEMENT - 7.7%

United Missouri Bank, 2.34%, dated 03-31-05,
 matures 04-01-05; repurchase amount
 of $2,834,185 (collateralized by FNMA,
 4.00%, 01-26-09 with a value of
 $2,891,236)                                          $2,834,000         2,834,000
                                                                      ------------

TOTAL REPURCHASE AGREEMENT
 (cost $2,834,000)                                                       2,834,000
                                                                      ------------

TOTAL INVESTMENTS - 100.4%
 (cost $32,646,575)                                                     37,087,225
LIABILITIES, LESS CASH & OTHER ASSETS  - (0.4%)                           (150,168)
                                                                      ------------
TOTAL NET ASSETS - 100.0%                                             $ 36,937,057
                                                                      ============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $32,793,087.

*Non-income producing security

                                       79                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1)....................................        $ 37,087,225
Cash........................................................                 685
Receivables:
  Fund shares sold..........................................              11,782
  Securities sold...........................................             440,599
  Dividends.................................................               1,097
Prepaid expenses............................................              21,421
                                                                    ------------
Total assets................................................          37,562,809
                                                                    ------------

LIABILITIES:
Payable for:
  Securities purchased......................................             545,873
  Fund shares redeemed......................................               7,208
  Management fees...........................................              32,264
  Custodian fees............................................               3,257
  Transfer agent and administration fees....................              14,140
  Professional fees.........................................               4,759
  12b-1 distribution plan fees..............................              17,068
  Other.....................................................               1,183
                                                                    ------------
Total liabilities...........................................             625,752
                                                                    ------------
NET ASSETS..................................................        $ 36,937,057
                                                                    ============

NET ASSETS CONSIST OF:
Paid in capital.............................................        $ 38,583,689
Accumulated net investment loss.............................            (344,510)
Accumulated net realized loss
  on sale of investments....................................          (5,742,772)
Net unrealized appreciation in value
  of investments............................................           4,440,650
                                                                    ------------
Net assets..................................................        $ 36,937,057
                                                                    ============

CLASS A:
Capital shares outstanding
  (unlimited number of shares authorized)...................           1,662,330
Net assets..................................................        $ 23,404,701
Net asset value per share...................................        $      14.08
                                                                    ============
Maximum offering price per share
  (net asset value divided by 94.25%).......................        $      14.94
                                                                    ============

CLASS B:
Capital shares outstanding
  (unlimited number of shares authorized)...................             740,036
Net assets..................................................        $  9,690,800
Net asset value, offering and redemption price
  per share (excluding any applicable contingent
  deferred sales charge)....................................        $      13.10
                                                                    ============

CLASS C:
Capital shares outstanding
  (unlimited number of shares authorized)...................             287,946
Net assets..................................................        $  3,841,556
Net asset value, offering and redemption price
  per share (excluding any applicable contingent
  deferred sales charge)....................................        $      13.34
                                                                    ============

(1)Investments, at cost.....................................        $ 32,646,575

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
  Dividends.................................................        $     69,401
  Interest..................................................              27,352
                                                                    ------------
  Total investment income...................................              96,753
                                                                    ------------

EXPENSES:
  Management fees...........................................             189,471
  Custodian fees............................................              11,858
  Transfer agent/maintenance fees...........................              93,942
  Administration fees.......................................              18,129
  Directors' fees...........................................                 411
  Professional fees.........................................               5,834
  Reports to shareholders...................................               2,111
  Registration fees.........................................              17,168
  Other expenses............................................               1,219
  12b-1 distribution plan fees - Class A....................              29,371
  12b-1 distribution plan fees - Class B....................              50,278
  12b-1 distribution plan fees - Class C....................              21,710
                                                                    ------------
  Total expenses............................................             441,502
  Less: Earnings credits....................................                (239)
                                                                    ------------
  Net expenses..............................................             441,263
                                                                    ------------
  Net investment loss.......................................            (344,510)
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments...............................................           3,164,994
                                                                    ------------
  Net realized gain.........................................           3,164,994
                                                                    ------------

Unrealized depreciation during the period on:
  Investments...............................................            (294,686)
                                                                    ------------
  Net unrealized depreciation...............................            (294,686)
                                                                    ------------
  Net gain..................................................           2,870,308
                                                                    ------------
  Net increase in net assets
   resulting from operations................................        $  2,525,798
                                                                    ============

                                       80                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES

Statement of Changes in Net Assets

                                                                              SIX MONTHS ENDED
                                                                               MARCH 31, 2005         YEAR ENDED
                                                                                (unaudited)       SEPTEMBER 30, 2004
                                                                              ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss...................................................        $   (344,510)        $   (673,012)
  Net realized gain during the period on investments....................           3,164,994            4,201,550
  Unrealized depreciation during the period on investments..............            (294,686)             (49,010)
                                                                                ------------         ------------
  Net increase in net assets resulting from operations..................           2,525,798            3,479,528
                                                                                ------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
   Class A..............................................................           4,014,761           12,131,835
   Class B..............................................................           1,153,457            4,066,427
   Class C..............................................................             577,889            2,162,637
  Cost of shares redeemed
   Class A..............................................................          (3,631,401)          (7,250,354)
   Class B..............................................................          (1,331,526)          (2,615,904)
   Class C..............................................................          (1,193,568)          (1,929,569)
                                                                                ------------         ------------
  Net increase (decrease) from capital share transactions ..............            (410,388)           6,565,072
                                                                                ------------         ------------
  Net increase in net assets ...........................................           2,115,410           10,044,600
                                                                                ------------         ------------

NET ASSETS:
  Beginning of period...................................................          34,821,647           24,777,047
                                                                                ------------         ------------
  End of period.........................................................        $ 36,937,057         $ 34,821,647
                                                                                ============         ============

 Accumulated net investment loss at end of period.......................        $   (344,510)        $          -
                                                                                ============         ============

CAPITAL SHARE ACTIVITY:
  Shares sold
   Class A..............................................................             281,368              956,806
   Class B..............................................................              86,824              342,362
   Class C..............................................................              42,605              172,645
  Shares redeemed
   Class A..............................................................            (254,661)            (559,729)
   Class B..............................................................             (99,961)            (214,052)
   Class C..............................................................             (88,279)            (155,932)

                                       81                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES

Financial Highlights

Selected data for each share of capital stock outstanding throughout each period

                                           SIX MONTHS ENDED                                                           YEAR ENDED
                                              MARCH 31,                                                              SEPTEMBER 30,
CLASS A                                        2005(g)          2004          2003        2002(f)         2001           2000
-------                                    ----------------  ----------    ----------    ---------     ----------    -------------
PER SHARE DATA

Net asset value, beginning of period          $    13.11     $    11.63    $     7.88    $    9.80     $    22.08     $    12.98
                                              ----------     ----------    ----------    ---------     ----------     ----------
Income (loss) from investment operations:
Net investment income (loss)(c)                    (0.11)         (0.25)        (0.18)       (0.20)         (0.18)         (0.19)
Net gain (loss) on securities (realized
  and unrealized)                                   1.08           1.73          3.93        (1.72)        (10.78)          9.75
                                              ----------     ----------    ----------    ---------     ----------     ----------
Total from investment operations                    0.97           1.48          3.75        (1.92)        (10.96)          9.56
                                              ----------     ----------    ----------    ---------     ----------     ----------
Less distributions:
Dividends from net investment income                   -              -             -            -              -              -
Distributions from realized gains                      -              -             -            -          (1.32)         (0.46)
                                              ----------     ----------    ----------    ---------     ----------     ----------
Total distributions                                    -              -             -            -          (1.32)         (0.46)
                                              ----------     ----------    ----------    ---------     ----------     ----------
Net asset value, end of period                $    14.08     $    13.11    $    11.63    $    7.88     $     9.80     $    22.08
                                              ==========     ==========    ==========    =========     ==========     ==========

TOTAL RETURN(a)                                     7.40%         12.73%        47.59%      (19.59%)       (51.94%)        74.58%
                                              ----------     ----------    ----------    ---------     ----------     ----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $   23,405     $   21,443    $   14,406    $   8,350     $   17,235     $   38,172
                                              ----------     ----------    ----------    ---------     ----------     ----------
Ratios to average net assets:
Net investment income (loss)                       (1.54%)        (1.95%)       (2.01%)      (1.93%)        (1.32%)        (0.97%)
Total expenses                                      2.05%          2.09%         2.25%        2.14%          1.91%          1.55%
Gross expenses(b)                                   2.05%          2.09%         2.51%        2.14%          1.91%          1.64%
Net expenses(d)                                     2.05%          2.09%         2.25%        2.14%          1.91%          1.55%
                                              ----------     ----------    ----------    ---------     ----------     ----------
Portfolio turnover rate                              144%           157%          206%         302%           394%           318%

                                           SIX MONTHS ENDED                                                           YEAR ENDED
                                              MARCH 31,                                                              SEPTEMBER 30,
CLASS B                                        2005(g)          2004          2003        2002(f)         2001           2000
-------                                    ----------------  ----------    ----------    ---------     ----------    -------------
PER SHARE DATA

Net asset value, beginning of period          $    12.24     $    10.94    $     7.47    $    9.37     $    21.34     $    12.69
                                              ----------     ----------    ----------    ---------     ----------     ----------
Income (loss) from investment operations:
Net investment income (loss)(c)                    (0.15)         (0.33)        (0.24)       (0.26)         (0.28)         (0.31)
Net gain (loss) on securities (realized
  and unrealized)                                   1.01           1.63          3.71        (1.64)        (10.37)          9.42
                                              ----------     ----------    ----------    ---------     ----------     ----------
Total from investment operations                    0.86           1.30          3.47        (1.90)        (10.65)          9.11
                                              ----------     ----------    ----------    ---------     ----------     ----------
Less distributions:
Dividends from net investment income                   -              -             -            -              -              -
Distributions from realized gains                      -              -             -            -          (1.32)         (0.46)
                                              ----------     ----------    ----------    ---------     ----------     ----------
Total distributions                                    -              -             -            -          (1.32)         (0.46)
                                              ----------     ----------    ----------    ---------     ----------     ----------
Net asset value, end of period                $    13.10     $    12.24    $    10.94    $    7.47     $     9.37     $    21.34
                                              ==========     ==========    ==========    =========     ==========     ==========

TOTAL RETURN(a)                                     7.03%         11.88%        46.45%      (20.28%)       (52.31%)        72.70%
                                              ----------     ----------    ----------    ---------     ----------     ----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $    9,691     $    9,218    $    6,838    $   4,292     $    6,173     $   11,688
                                              ----------     ----------    ----------    ---------     ----------     ----------
Ratios to average net assets:
Net investment income (loss)                       (2.29%)        (2.69%)       (2.76%)      (2.69%)        (2.07%)        (1.81%)
Total expenses                                      2.80%          2.84%         3.00%        2.90%          2.67%          2.44%
Gross expenses(b)                                   2.80%          2.84%         3.23%        2.90%          2.67%          2.48%
Net expenses(d)                                     2.80%          2.83%         3.00%        2.90%          2.67%          2.44%
                                              ----------     ----------    ----------    ---------     ----------     ----------
Portfolio turnover rate                              144%           157%          206%         302%           394%           318%
                                              ----------     ----------    ----------    ---------     ----------     ----------

                                       82                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES

Financial Highlights

Selected data for each share of capital stock outstanding throughout each period

                                           SIX MONTHS ENDED                                                            YEAR ENDED
                                              MARCH 31,                                                               SEPTEMBER 30,
CLASS C                                        2005(g)          2004          2003        2002(e,f)        2001           2000
-------                                    ----------------  ----------    ----------     ---------     ----------    -------------
PER SHARE DATA
Net asset value, beginning of period          $    12.47     $    11.15    $     7.61     $    9.53     $    21.74     $    12.86
                                              ----------     ----------    ----------     ---------     ----------     ----------
Income (loss) from investment operations:
Net investment income (loss)(c)                    (0.16)         (0.33)        (0.24)        (0.26)         (0.28)         (0.35)
Net gain (loss) on securities (realized
  and unrealized)                                   1.03           1.65          3.78         (1.66)        (10.61)          9.69
                                              ----------     ----------    ----------     ---------     ----------     ----------
Total from investment operations                    0.87           1.32          3.54         (1.92)        (10.89)          9.34
                                              ----------     ----------    ----------     ---------     ----------     ----------
Less distributions:
Dividends from net investment income                   -              -             -             -              -              -
Distributions from realized gains                      -              -             -             -          (1.32)         (0.46)
                                              ----------     ----------    ----------     ---------     ----------     ----------
Total distributions                                    -              -             -             -          (1.32)         (0.46)
                                              ----------     ----------    ----------     ---------     ----------     ----------
Net asset value, end of period                $    13.34     $    12.47    $    11.15     $    7.61     $     9.53     $    21.74
                                              ==========     ==========    ==========     =========     ==========     ==========

TOTAL RETURN(a)                                     6.98%         11.84%        46.52%       (20.15%)       (52.46%)        73.54%
                                              ----------     ----------    ----------     ---------     ----------     ----------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $    3,842     $    4,160    $    3,533     $   2,164     $    2,339     $    3,741
                                              ----------     ----------    ----------     ---------     ----------     ----------
Ratios to average net assets:
Net investment income (loss)                       (2.29%)        (2.69%)       (2.76%)       (2.69%)        (2.09%)        (1.81%)
Total expenses                                      2.80%          2.83%         3.00%         2.91%          2.68%          2.39%
Gross expenses(b)                                   2.80%          2.83%         3.23%         2.91%          2.68%          2.47%
Net expenses(d)                                     2.80%          2.82%         3.00%         2.91%          2.68%          2.39%
                                              ----------     ----------    ----------     ---------     ----------     ----------
Portfolio turnover rate                              144%           157%          206%          302%           394%           318%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) RS Investments, Inc. became the sub-adviser of Small Cap Growth Series effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Strong Capital Management, Inc. for sub-advisory services.

(g) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                       83                See accompanying notes.

                      This page left blank intentionally.

                              SECURITY EQUITY FUND
                            Social Awareness Series

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
                                                         SOCIAL AWARENESS SERIES
                                                                     (unaudited)

Performance Summary
May 15, 2005

PERFORMANCE

SECURITY SOCIAL AWARENESS SERIES VS. DOMINI SOCIAL INDEX & S&P 500 INDEX

                              [PERFORMANCE GRAPH]

SOCIAL AWARENESS INVESTMENT

   DATE                         value
----------                      ------
11/01/96                         9,425
12/31/96                         9,441
03/31/97                         9,008
06/30/97                        10,433
09/30/97                        11,300
12/31/97                        11,544
03/31/98                        13,048
06/30/98                        13,337
09/30/98                        12,192
12/31/98                        15,057
03/31/99                        15,472
06/30/99                        16,444
09/30/99                        15,376
12/31/99                        17,395
 3/31/00                        18,355
 6/30/00                        17,784
 9/30/00                        16,895
12/31/00                        15,224
03/31/01                        13,438
06/30/01                        14,026
09/30/01                        11,876
12/31/01                        13,233
03/31/02                        13,193
06/30/02                        11,466
09/30/02                         9,759
12/31/02                        10,480
03/31/03                        10,189
06/30/03                        11,545
09/30/03                        11,803
12/31/03                        12,822
03/31/04                        12,888
06/30/04                        13,047
09/30/04                        12,399
12/31/04                        13,352
03/31/05                        12,763

S& P 500  - SOCIAL AWARENESS SERIES

          DATE                    value
------------------------          ------
INCEPTION 11/1/96                 10,000
                12/31/96          10,543
                 3/31/97          10,825
                 6/30/97          12,715
                 9/30/97          13,669
                12/31/97          14,062
                 3/31/98          16,024
                 6/30/98          16,553
                 9/30/98          14,906
                12/31/98          18,079
                 3/31/99          18,982
                 6/30/99          20,320
                 9/30/99          19,051
                12/31/99          21,886
                 3/31/00          22,389
                06/30/00          21,795
                09/30/00          21,584
                12/31/00          19,897
                03/31/01          17,539
                06/30/01          18,566
                09/30/01          15,842
                12/31/01          17,536
                03/31/02          17,584
                06/30/02          15,229
                09/30/02          12,599
                12/31/02          13,663
                03/31/03          13,232
                06/30/03          15,269
                09/30/03          15,673
                12/31/03          17,583
                03/31/04          17,881
                06/30/04          18,190
                09/30/04          17,849
                12/31/04          19,497
                03/31/05          19,077

DOMINI SOCIAL 400 - SOCIAL AWARENESS SERIES

          DATE                    value
------------------------          ------
INCEPTION 11/01/96                10,000
                12/31/96          10,553
                 3/31/97          10,913
                 6/30/97          12,858
                 9/30/97          13,937
                12/31/97          14,591
                 3/31/98          16,693
                 6/30/98          17,353
                 9/30/98          15,687
                12/31/98          19,632
                 3/31/99          20,653
                 6/30/99          22,055
                 9/30/99          20,722
                12/31/99          24,443
                 3/31/00          25,224
                06/30/00          23,868
                09/30/00          22,758
                12/31/00          20,948
                03/31/01          18,427
                06/30/01          19,421
                09/30/01          16,666
                12/31/01          18,416
                03/31/02          18,453
                06/30/02          16,227
                09/30/02          13,470
                12/31/02          14,715
                03/31/03          14,220
                06/30/03          16,407
                09/30/03          16,969
                12/31/03          18,906
                03/31/04          19,704
                06/30/04          20,157
                09/30/04          19,447
                12/31/04          21,293
                03/31/05          20,313

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Social Awareness Series on November 1, 1996 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Social Awareness Series is changing its benchmark to the S&P 500 because, among other reasons, the Domini Social 400 is not as widely utilized and reported an index as the S&P 500, performance attribution analysis of the Domini Social 400 is no longer available to the Series and the change to the S&P 500 allows shareholders to compare the Series' performance to that of a broader measure of the stock markets overall performance as compared to the Domini 400.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-05           1 YEAR       5 YEARS     SINCE INCEPTION
---------------------           ------       -------     ----------------
A Shares                        (0.98%)      (7.01%)      3.67% (11-1-96)

A Shares with sales charge      (6.68%)      (8.11%)      2.94% (11-1-96)

B Shares                        (1.71%)      (7.83%)      2.71% (11-1-96)

B Shares with CDSC              (6.63%)      (8.20%)      2.71% (11-1-96)

C Shares                        (1.73%)      (7.81%)     (4.15%)(1-29-99)

C Shares with CDSC              (2.71%)      (7.81%)     (4.15%)(1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                     16.40%

Consumer Staples                           10.85

Energy                                      2.49

Financials                                 20.22

Health Care                                13.77

Industrials                                 8.40

Information Technology                     16.09

Materials                                   2.12

Telecommunication Services                  3.99

Commercial Paper                            4.78

Warrants                                    0.01

Repurchase Agreement                        1.26

Liabilities, less cash & other assets      (0.38)

                                       86                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                      SOCIAL AWARENESS SERIES
May 15, 2005                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                      BEGINNING        ENDING     EXPENSES PAID
                    ACCOUNT VALUE  ACCOUNT VALUE      DURING
                      10-01-04      03-31-05(1)     PERIOD(2)
                    -------------  -------------  --------------
Social Awareness
Series - Class A
  Actual            $    1,000.00  $    1,029.30  $        9.11
  Hypothetical           1,000.00       1,015.96           9.05

Social Awareness
Series - Class B
  Actual                 1,000.00       1,025.40          12.93
  Hypothetical           1,000.00       1,012.17          12.84

Social Awareness
Series - Class C
  Actual                 1,000.00       1,025.40          12.93
  Hypothetical           1,000.00       1,012.17          12.84

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Expenses expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 2.93%, 2.54% and 2.54%,
      for Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.80%, 2.56% and 2.56% for Class A, B and C class shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule Of Investments                                  SOCIAL AWARENESS SERIES
March 31, 2005                                                       (unaudited)

                                                              NUMBER        MARKET
                                                            OF SHARES       VALUE
COMMON STOCKS - 94.3%

AIR FREIGHT & LOGISTICS - 2.4%
FedEx Corporation                                              4,200      $  394,590
                                                                          ----------
AIRLINES - 1.5%
Southwest Airlines Company                                    17,800         253,472
                                                                          ----------
ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
Bank of New York Company, Inc.                                 4,700         136,535
                                                                          ----------
BIOTECHNOLOGY - 2.0%
Amgen, Inc.*                                                   5,900         343,439
                                                                          ----------
BROADCASTING & CABLE TV - 3.4%
Comcast Corporation*                                           6,537         220,820
Univision Communications, Inc.*                               12,800         354,432
                                                                          ----------
                                                                             575,252
                                                                          ----------
COMMUNICATIONS EQUIPMENT - 4.7%
ADC Telecommunications, Inc.*                                165,800         329,942
Cisco Systems, Inc.*                                          25,400         454,406
                                                                          ----------
                                                                             784,348
                                                                          ----------
COMPUTER HARDWARE - 1.5%
Dell, Inc.*                                                    6,500         249,730
                                                                          ----------
CONSTRUCTION & ENGINEERING - 2.0%
Shaw Group, Inc.*                                             15,000         327,000
                                                                          ----------
CONSUMER FINANCE - 3.9%
American Express Company                                       6,200         318,494
MBNA Corporation                                              13,300         326,515
                                                                          ----------
                                                                             645,009
                                                                          ----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
First Data Corporation                                         8,500         334,135
                                                                          ----------
DEPARTMENT STORES - 0.9%
Kohl's Corporation*                                            3,000         154,890
                                                                          ----------
DIVERSIFIED BANKS - 4.5%
Bank of America Corporation                                    6,000         264,600
Wells Fargo & Company                                          8,200         490,360
                                                                          ----------
                                                                             754,960
                                                                          ----------
DRUG RETAIL - 2.6%
CVS Corporation                                                8,300         436,746
                                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
Power-One, Inc.*                                              39,300         190,998
                                                                          ----------
GENERAL MERCHANDISE STORES - 1.5%
Target Corporation                                             5,100         255,102
                                                                          ----------
HEALTH CARE EQUIPMENT - 6.1%
Boston Scientific Corporation*                                13,400         392,486
Medtronic, Inc.                                                6,200         315,890
Zimmer Holdings, Inc.*                                         4,000         311,240
                                                                          ----------
                                                                           1,019,616
                                                                          ----------
HOME IMPROVEMENT RETAIL - 4.4%
Home Depot, Inc.                                              12,900      $  493,296
Lowe's Companies, Inc.                                         4,300         245,487
                                                                          ----------
                                                                             738,783
                                                                          ----------
HOUSEHOLD PRODUCTS - 2.8%
Procter & Gamble Company                                       9,000         477,000
                                                                          ----------
INDUSTRIAL CONGLOMERATES - 1.4%
3M Company                                                     2,800         239,932
                                                                          ----------
INDUSTRIAL GASES - 2.1%
Praxair, Inc.                                                  7,400         354,164
                                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES - 4.0%
SBC Communications, Inc.                                      10,948         259,358
Verizon Communications, Inc.                                  11,500         408,250
                                                                          ----------
                                                                             667,608
                                                                          ----------
INTERNET RETAIL - 0.7%
eBay, Inc.*                                                    3,000         111,780
                                                                          ----------
INVESTMENT BANKING & BROKERAGE - 2.0%
Goldman Sachs Group, Inc.                                      1,800         197,982
Merrill Lynch & Company, Inc.                                  2,500         141,500
                                                                          ----------
                                                                             339,482
                                                                          ----------
LIFE & HEALTH INSURANCE - 1.0%
AFLAC, Inc.                                                    4,400         163,944
                                                                          ----------
MANAGED HEALTH CARE - 2.6%
UnitedHealth Group, Inc.                                       2,800         267,064
WellPoint, Inc.*                                               1,300         162,955
                                                                          ----------
                                                                             430,019
                                                                          ----------
MOTORCYCLE MANUFACTURERS - 0.8%
Harley-Davidson, Inc.                                          2,200         127,072
                                                                          ----------
MOVIES & ENTERTAINMENT - 4.7%
Time Warner, Inc.*                                            18,500         324,675
Viacom, Inc. (CI.B)                                           13,100         456,273
                                                                          ----------
                                                                             780,948
                                                                          ----------
MULTI-LINE INSURANCE - 3.8%
American International Group, Inc.                            11,354         629,125
                                                                          ----------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
BJ Services Company                                            4,000         207,520
                                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Anadarko Petroleum Corporation                                   500          38,050
                                                                          ----------
OIL & GAS REFINING, MARKETING & TRANSPORTATION - 1.0%
Williams Companies, Inc.                                       9,100         171,171
                                                                          ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.1%
JP Morgan Chase & Company                                      5,300         183,380
                                                                          ----------
PHARMACEUTICALS - 3.1%
Johnson & Johnson                                              7,604         510,685
                                                                          ----------

                                       88                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                  SOCIAL AWARENESS SERIES
March 31, 2005                                                       (unaudited)

                                                    PRINCIPAL
                                                    AMOUNT OR
                                                      NUMBER        MARKET
                                                    OF SHARES       VALUE
COMMON STOCKS (CONTINUED)

PROPERTY & CASUALTY INSURANCE - 3.2%
Chubb Corporation                                       6,700    $     531,109
                                                                 -------------
SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.*                                4,600           74,750
                                                                 -------------
SEMICONDUCTORS - 2.7%
Intel Corporation                                      19,500          452,985
                                                                 -------------
SOFT DRINKS - 5.4%
Coca-Cola Company                                       9,300          387,531
PepsiCo, Inc.                                           9,700          514,391
                                                                 -------------
                                                                       901,922
                                                                 -------------
SYSTEMS SOFTWARE - 4.8%
Microsoft Corporation                                  26,500          640,505
Veritas Software Corporation*                           6,700          155,574
                                                                 -------------
                                                                       796,079
                                                                 -------------
TOTAL COMMON STOCKS
   (cost $16,419,411)                                               15,783,330
                                                                 -------------

WARRANTS - 0.0%

Lucent Technologies, Inc.                               3,435            2,301
                                                                 -------------
TOTAL WARRANTS
   (cost $0)                                                             2,301
                                                                 -------------

COMMERCIAL PAPER - 4.8%

MEDIA - NONCABLE - 4.8%
Tribune Company, 2.82%, 04-05-05                    $ 800,000          799,749
                                                                 -------------
TOTAL COMMERCIAL PAPER
   (cost $799,749)                                                     799,749
                                                                 -------------
REPURCHASE AGREEMENT - 1.3%

United Missouri Bank, 2.34%, dated
   03-31-05 matures 04-01-05; repurchase
   amount of $210,014 (collateralized by
   FHLMC, 4.00%, 11-01-08 with a
   value of $214,201)                               $ 210,000          210,000
                                                                 -------------
TOTAL REPURCHASE AGREEMENT
   (cost $210,000)                                                     210,000
                                                                 -------------
TOTAL INVESTMENTS - 100.4%
   (cost $17,429,160)                                               16,795,380
LIABILITIES, LESS CASH & OTHER ASSETS - (0.4%)                         (63,650)
                                                                 -------------
TOTAL NET ASSETS - 100.0%                                        $  16,731,730
                                                                 =============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $17,429,965.

*Non-income producing security

                                       89                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SOCIAL AWARENESS SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1).............................    $ 16,795,380
Cash.................................................             883
Receivables:
   Fund shares sold..................................           5,359
   Dividends.........................................          10,735
Prepaid expenses.....................................          21,712
                                                         ------------
Total assets.........................................      16,834,069
                                                         ------------

LIABILITIES:
Payable for:
   Securities purchased..............................          68,448
   Fund shares redeemed..............................           2,928
   Management fees...................................          10,824
   Custodian fees....................................             528
   Transfer agent and administration fees............           4,842
   Professional fees.................................           4,684
   12b-1 distribution plan fees......................           7,899
   Other.............................................           2,186
                                                         ------------
Total liabilities....................................         102,339
                                                         ------------
NET ASSETS...........................................    $ 16,731,730
                                                         ============

NET ASSETS CONSIST OF:
Paid in capital......................................    $ 19,183,834
Accumulated undistributed net investment
   income............................................          56,221
Accumulated net realized loss
   on sale of investments............................      (1,874,545)
Net unrealized depreciation in value
   of investments....................................        (633,780)
                                                         ------------
Net assets...........................................    $ 16,731,730
                                                         ============

CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized)...........         527,758
Net assets...........................................    $ 10,178,089
Net asset value per share............................    $      19.29
                                                         ============
Maximum offering price per share
   (net asset value divided by 94.25%)...............    $      20.47
                                                         ============

CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized)...........         275,951
Net assets                                               $  4,907,696
Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge)............................    $      17.78
                                                         ============

CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized)...........          90,484
Net assets                                               $  1,645,945
Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge)............................    $      18.19
                                                         ============

(1)Investments, at cost..............................    $ 17,429,160

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
   Dividends.........................................    $    224,734
   Interest..........................................          11,666
                                                         ------------
   Total investment income...........................         236,400
                                                         ------------

EXPENSES:
   Management fees...................................          85,597
   Custodian fees....................................           2,301
   Transfer agent/maintenance fees...................          27,697
   Administration fees...............................          12,664
   Directors' fees...................................             203
   Professional fees.................................           4,845
   Reports to shareholders...........................           1,390
   Registration fees.................................          18,050
   Other expenses....................................             970
   12b-1 distribution plan fees - Class A............          12,578
   12b-1 distribution plan fees - Class B............          27,273
   12b-1 distribution plan fees - Class C............           8,010
                                                         ------------
   Total expenses....................................         201,578
   Less: Expenses waived.............................         (21,399)
                                                         ------------
   Net expenses......................................         180,179
                                                         ------------
   Net investment income.............................          56,221
                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss during the period on:
   Investments.......................................        (413,204)
                                                         ------------
   Net realized loss.................................        (413,204)
                                                         ------------
Unrealized appreciation during the period on:
   Investments.......................................         834,555
                                                         ------------
   Net unrealized appreciation.......................         834,555
                                                         ------------
   Net gain..........................................         421,351
                                                         ------------
   Net increase in net assets
     resulting from operations.......................    $    477,572
                                                         ============

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                       SOCIAL AWARENESS SERIES

                                                                      SIX MONTHS ENDED
                                                                       MARCH 31, 2005         YEAR ENDED
                                                                        (unaudited)       SEPTEMBER 30, 2004
                                                                      ----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss).....................................  $         56,221    $         (155,216)
   Net realized gain (loss) during the period on investments........          (413,204)              798,923
   Unrealized appreciation during the period on investments.........           834,555               188,654
                                                                      ----------------    ------------------
   Net increase in net assets resulting from operations.............           477,572               832,361
                                                                      ----------------    ------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
     Class A........................................................         1,395,659             2,812,864
     Class B........................................................           211,186               544,989
     Class C........................................................           378,930               321,631
   Cost of shares redeemed
     Class A........................................................        (1,201,247)           (2,826,052)
     Class B........................................................        (1,103,454)           (1,343,364)
     Class C........................................................          (387,752)             (326,581)
                                                                      ----------------    ------------------
   Net decrease from capital share transactions.....................          (706,678)             (816,513)
                                                                      ----------------    ------------------
   Net increase (decrease) in net assets............................          (229,106)               15,848
                                                                      ----------------    ------------------
NET ASSETS:
   Beginning of period..............................................        16,960,836            16,944,988
                                                                      ----------------    ------------------
   End of period....................................................  $     16,731,730    $       16,960,836
                                                                      ================    ==================

   Accumulated undistributed net investment income at end of period.  $         56,221    $                -
                                                                      ================    ==================
CAPITAL SHARE ACTIVITY:
   Shares sold
     Class A........................................................            71,190               146,627
     Class B........................................................            11,610                30,639
     Class C........................................................            20,481                17,701
   Shares redeemed
     Class A........................................................           (61,486)             (146,827)
     Class B........................................................           (60,840)              (75,487)
     Class C........................................................           (21,000)              (17,726)

                                       91                See accompanying notes.

                                                            SECURITY EQUITY FUND
Financial Highlights                                     SOCIAL AWARENESS SERIES

Selected data for each share of capital stock outstanding throughout each period

                                                         SIX MONTHS ENDED
                                                             MARCH 31,                  YEAR ENDED SEPTEMBER 30,
CLASS A                                                       2005(f)        2004      2003      2002       2001         2000
-------------------------------------------------------  ----------------   ------    ------    ------    -------    -------------
PER SHARE DATA

Net asset value, beginning of period                     $          18.74   $17.84    $14.75    $17.95    $ 26.04     $   24.05
                                                         ----------------   ------    ------    ------    -------     ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                                      0.09    (0.10)    (0.13)    (0.11)     (0.07)        (0.13)
Net gain (loss) on securities (realized and unrealized)              0.46     1.00      3.22     (3.09)     (7.55)         2.50
                                                         ----------------   ------    ------    ------    -------     ---------
Total from investment operations                                     0.55     0.90      3.09     (3.20)     (7.62)         2.37
                                                         ----------------   ------    ------    ------    -------     ---------
Less distributions:
Dividends from net investment income                                    -        -         -         -          -             -
Distributions from realized gains                                       -        -         -         -      (0.47)        (0.38)
                                                         ----------------   ------    ------    ------    -------     ---------
Total distributions                                                     -        -         -         -      (0.47)        (0.38)
                                                         ----------------   ------    ------    ------    -------     ---------
Net asset value, end of period                           $          19.29   $18.74    $17.84    $14.75    $ 17.95     $   26.04
                                                         ================   ======    ======    ======    =======     =========

TOTAL RETURN(a)                                                      2.93%   5.04 %    20.95%   (17.83%)   (29.71%)        9.88%
                                                         ----------------   ------    ------    ------    -------     ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                 $         10,178   $9,708    $9,243    $7,355    $10,909     $  17,702
                                                         ----------------   ------    ------    ------    -------     ---------
Ratios to average net assets:
Net investment income (loss)                                         0.95%   (0.55%)   (0.76%)   (0.58%)    (0.30%)       (0.51%)
Total expenses                                                       1.80%    1.77%     2.05%     1.66%      1.43%         1.42%
Gross expenses(b)                                                    2.05%    1.93%     2.05%     1.66%      1.43%         1.42%
Net expenses(d)                                                      1.80%    1.76%     2.05%     1.66%      1.43%         1.42%
                                                         ----------------   ------    ------    ------    -------     ---------
Portfolio turnover rate                                                30%      28%       26%        3%        17%           26%

                                                  SIX MONTHS ENDED
                                                      MARCH 31,                     YEAR ENDED SEPTEMBER 30,
CLASS B                                               2005(f)         2004       2003        2002         2001           2000
-------------------------------------------       ----------------   ------     ------     --------     -------     -------------
PER SHARE DATA

Net asset value, beginning of period              $          17.34   $16.63     $13.85     $  17.01     $ 24.96     $       23.35
                                                  ----------------   ------     ------     --------     -------     -------------
Income (loss) from investment operations:
Net investment income (loss)(c)                               0.02    (0.23)     (0.24)       (0.26)      (0.28)            (0.38)
Net gain (loss) on securities (realized and
  unrealized)                                                 0.42     0.94       3.02        (2.90)      (7.20)             2.37
                                                  ----------------   ------     ------     --------     -------     -------------
Total from investment operations                              0.44     0.71       2.78        (3.16)      (7.48)             1.99
                                                  ----------------   ------     ------     --------     -------     -------------

Less distributions:
Dividends from net investment income                             -        -          -            -           -                 -
Distributions from realized gains                                -        -          -            -       (0.47)            (0.38)
                                                  ----------------   ------     ------     --------     -------     -------------
Total distributions                                              -        -          -            -       (0.47)            (0.38)
                                                  ----------------   ------     ------     --------     -------     -------------

Net asset value, end of period                    $          17.78   $17.34     $16.63     $  13.85     $ 17.01     $       24.96
                                                  ================   ======     ======     ========     =======     =============

TOTAL RETURN(a)                                               2.54%    4.27%     20.07%      (18.58%)    (30.44%)            8.53%
                                                  ----------------   ------     ------     --------     -------     -------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)          $          4,908   $5,639     $6,153     $  5,999     $ 8,969     $      12,633
                                                  ----------------   ------     ------     --------     -------     -------------
Ratios to average net assets:
Net investment income (loss)                                  0.24%   (1.30%)    (1.51%)      (1.49%)     (1.31%)           (1.52%)
Total expenses                                                2.56%    2.52%      2.80%        2.57%       2.43%             2.43%
Gross expenses(b)                                             2.81%    2.68%      2.80%        2.57%       2.43%             2.43%
Net expenses(d)                                               2.56%    2.51%      2.80%        2.57%       2.43%             2.43%
                                                  ----------------   ------     ------     --------     -------     -------------
Portfolio turnover rate                                         30%      28%        26%           3%         17%               26%
                                                  ----------------   ------     ------     --------     -------     -------------

                                       92               See accompanying notes.

                                                            SECURITY EQUITY FUND
Financial Highlights                                     SOCIAL AWARENESS SERIES

Selected data for each share of capital stock outstanding throughout each period

                                                  SIX MONTHS ENDED
                                                      MARCH 31,                YEAR ENDED SEPTEMBER 30,
CLASS C                                               2005(f)         2004       2003       2002(e)       2001           2000
-------------------------------------------       ----------------   ------     ------     --------     -------     -------------
PER SHARE DATA

Net asset value, beginning of period              $          17.74   $17.01     $14.17     $  17.40     $ 25.50     $       23.87
                                                  ----------------   ------     ------     --------     -------     -------------
Income (loss) from investment operations:
Net investment income (loss)(c)                               0.02    (0.24)     (0.24)       (0.26)      (0.28)            (0.41)
Net gain (loss) on securities (realized and
  unrealized)                                                 0.43     0.97       3.08        (2.97)      (7.35)             2.42
                                                  ----------------   ------     ------     --------     -------     -------------
Total from investment operations                              0.45     0.73       2.84        (3.23)      (7.63)             2.01
                                                  ----------------   ------     ------     --------     -------     -------------
Less distributions:
Dividends from net investment income                             -        -          -            -           -                 -
Distributions from realized gains                                -        -          -            -       (0.47)            (0.38)
                                                  ----------------   ------     ------     --------     -------     -------------
Total distributions                                              -        -          -            -       (0.47)            (0.38)
                                                  ----------------   ------     ------     --------     -------     -------------
Net asset value, end of period                    $          18.19   $17.74     $17.01     $  14.17     $ 17.40     $       25.50
                                                  ================   ======     ======     ========     =======     =============

TOTAL RETURN(a)                                               2.54%    4.29%     20.04%      (18.56%)    (30.39%)            8.43%
                                                  ----------------   ------     ------     --------     -------     -------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)          $          1,646   $1,614     $1,548     $  1,123     $ 1,126     $         918
                                                  ----------------   ------     ------     --------     -------     -------------
Ratios to average net assets:
Net investment income (loss)                                  0.23%   (1.30%)    (1.51%)      (1.48%)     (1.33%)           (1.64%)
Total expenses                                                2.56%    2.52%      2.80%        2.57%       2.45%             2.55%
Gross expenses(b)                                             2.81%    2.68%      2.80%        2.57%       2.45%             2.55%
Net expenses(d)                                               2.56%    2.51%      2.80%        2.57%       2.45%             2.55%
                                                  ----------------   ------     ------     --------     -------     -------------
Portfolio turnover rate                                         30%      28%        26%           3%         17%               26%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                      93                 See accompanying notes.

                      This page left blank intentionally.

                               SECURITY LARGE CAP
                                   VALUE FUND

                              YOU, YOUR ADVISOR AND

                                 [DREYFUS LOGO]

                           A MELLON FINANCIAL COMPANY

                                   SUBADVISOR,

                             THE DREYFUS CORPORATION

                                                                        SECURITY
Performance Summary                                         LARGE CAP VALUE FUND
May 15, 2005                                                         (unaudited)

PERFORMANCE

[PERFORMANCE GRAPH]

LARGE CAP VALUE INVESTMENT

   DATE      value
03/31/95    9,425
06/30/95   10,319
09/30/95   10,936
12/31/95   11,376
03/31/96   12,149
06/30/96   12,629
09/30/96   13,092
12/31/96   13,504
03/31/97   13,470
06/30/97   15,337
09/30/97   17,714
12/31/97   17,783
03/31/98   19,228
06/30/98   18,598
09/30/98   16,306
12/31/98   17,728
03/31/99   17,728
06/30/99   20,275
09/30/99   18,263
12/31/99   18,173
 3/31/00   17,091
 6/30/00   16,168
 9/30/00   16,933
12/31/00   16,856
03/31/01   15,713
06/30/01   16,351
09/30/01   14,277
12/31/01   15,915
03/31/02   15,728
06/30/02   14,019
09/30/02   11,349
12/31/02   12,070
03/31/03   11,455
06/30/03   13,164
09/30/03   13,645
12/31/03   15,360
03/31/04   15,842
06/30/04   15,654
09/30/04   15,280
12/31/04   16,912
03/31/05   16,725

S& P 500 - BARRA VALUE

      DATE          value
-----------------   ------
INCEPTION 3/31/95   10,000
 6/30/95            10,871
 9/30/95            11,735
12/31/95            12,494
 3/31/96            13,292
 6/30/96            13,565
 9/30/96            13,923
12/31/96            15,243
 3/31/97            15,513
 6/30/97            17,757
 9/30/97            19,384
12/31/97            19,812
 3/31/98            22,101
 6/30/98            22,214
 9/30/98            19,346
12/31/98            22,718
 3/31/99            23,366
 6/30/99            25,888
 9/30/99            23,502
12/31/99            25,609
 3/31/00            25,670
06/30/00            24,567
09/30/00            26,734
12/31/00            27,170
 3/31/01            25,395
06/30/01            26,514
09/30/01            22,217
12/31/01            23,987
03/31/02            24,303
06/30/02            21,716
09/30/02            17,273
12/31/02            18,980
03/31/03            17,935
06/30/03            21,314
09/30/03            21,855
12/31/03            25,016
03/31/04            25,855
06/30/04            26,060
09/30/04            26,329
12/31/04            28,945
03/31/05            28,241

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Large Cap Value Fund on March 31, 1995, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   12.64%

Consumer Staples                          5.92

Energy                                   13.57

Financials                               29.23

Health Care                               4.59

Industrials                              10.15

Information Technology                    9.67

Materials                                 3.13

Telecommunication Services                4.96

Utilities                                 4.35

U.S. Government Sponsored Agencies        1.55

Cash & other assets, less liabilities     0.24

AVERAGE ANNUAL RETURNS

                                                                  SINCE
PERIODS ENDED 3-31-05            1 YEAR   5 YEARS    10 YEARS   INCEPTION
---------------------            ------   -------    --------   ---------
A Shares                          5.57%    (0.43%)     5.88%        -

A Shares with sales charge       (0.48%)   (1.62%)     5.26%        -

B Shares                          4.61%    (1.30%)     4.87%        -

B Shares with CDSC               (0.39%)   (1.70%)     4.87%        -

C Shares                          4.70%    (1.25%)      N/A        (1.61%)
                                                                (1-29-99)

C Shares with CDSC                3.70%    (1.25%)      N/A        (1.61%)
                                                                (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

                               96                        See accompanying notes.

                                                                       SECURITY
Performance Summary                                        LARGE CAP VALUE FUND
May 15, 2005                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                            BEGINNING        ENDING          EXPENSES PAID
                          ACCOUNT VALUE   ACCOUNT VALUE         DURING
                            10-01-04       03-31-05(1)         PERIOD(2)
                          -------------   -------------      -------------
Large Cap Value Fund
- Class A
   Actual                    $ 1,000.00     $  1,094.60        $      8.30
   Hypothetical                1,000.00        1,017.00               8.00
                             ----------     -----------        -----------
Large Cap Value Fund
- Class B
   Actual                      1,000.00        1,088.60              12.18
   Hypothetical                1,000.00        1,013.26              11.75
                             ----------     -----------        -----------
Large Cap Value Fund
- Class C
   Actual                      1,000.00        1,088.80              12.19
   Hypothetical                1,000.00        1,013.26              11.75
                             ----------     -----------        -----------

---------
(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 9.46%, 8.86% and 8.88%, for
      Class A, B and C class shares, respectively.

(2) Expenses are equal to the Fund's annualized expense ratio (1.59%, 2.34% and 2.34% for Class A, B and C class shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                        SECURITY
Schedule of Investments                                     LARGE CAP VALUE FUND
March 31, 2005                                                       (unaudited)

                                                   NUMBER               MARKET
                                                 OF SHARES              VALUE
                                                -----------         -------------
COMMON STOCKS - 98.3%

ADVERTISING - 1.5%
Omnicom Group, Inc.                                  9,400          $     832,088
                                                                    -------------

AEROSPACE & DEFENSE - 3.1%
Boeing Company                                      10,700                625,522
United Technologies Corporation                     11,100              1,128,426
                                                                    -------------
                                                                        1,753,948
                                                                    -------------
APPAREL RETAIL - 0.5%
Gap, Inc.                                           13,900                303,576
                                                                    -------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.4%
Jones Apparel Group, Inc.                            7,300                244,477
                                                                    -------------

BROADCASTING & CABLE TV - 4.0%
Clear Channel Communications, Inc.                  29,500              1,016,865
Comcast Corporation*                                17,400                587,772
Liberty Media Corporation*                          62,400                647,088
                                                                    -------------
                                                                        2,251,725
                                                                    -------------

COMMUNICATIONS EQUIPMENT - 1.0%
Nokia Oyj ADR                                       36,000                555,480

COMPUTER HARDWARE - 2.0%
Hewlett-Packard Company                             26,800                587,992
International Business Machines
    Corporation                                      5,900                539,142
                                                                    -------------
                                                                        1,127,134
                                                                    -------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.2%
Automatic Data Processing, Inc.                     21,800                979,910
DST Systems, Inc.*                                  10,600                489,508
Fiserv, Inc.*                                        9,500                378,100
                                                                    -------------
                                                                        1,847,518
                                                                    -------------

DIVERSIFIED BANKS - 6.7%
Bank of America Corporation                         37,950              1,673,595
U.S. Bancorp                                        18,200                524,524
Wachovia Corporation                                20,200              1,028,382
Wells Fargo & Company                                9,600                574,080
                                                                    -------------
                                                                        3,800,581
                                                                    -------------
DIVERSIFIED CHEMICALS - 1.8%
Dow Chemical Company                                11,400                568,290
E.I. du Pont de Nemours & Company                    9,200                471,408
                                                                    -------------
                                                                        1,039,698
                                                                    -------------

DRUG RETAIL - 0.5%
CVS Corporation                                      5,800                305,196
                                                                    -------------

ELECTRIC UTILITIES - 3.8%
Edison International                                10,000                347,200
Entergy Corporation                                  4,100                289,706
Exelon Corporation                                  13,900                637,871
PG&E Corporation*                                    9,600                327,360
PPL Corporation                                      6,200                334,738
TXU Corporation                                      2,800                222,964
                                                                    -------------
                                                                        2,159,839
                                                                    -------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Emerson Electric Company                             4,700                305,171
                                                                    -------------
FOOD RETAIL - 0.8%
Safeway, Inc.*                                      25,900                479,927
                                                                    -------------

GENERAL MERCHANDISE STORES - 0.6%
Dollar General Corporation                          16,200                354,942
                                                                    -------------

HEALTH CARE DISTRIBUTORS - 0.5%
Cardinal Health, Inc.                                5,000                279,000
                                                                    -------------
HEALTH CARE EQUIPMENT - 0.6%
Boston Scientific Corporation*                      11,700                342,693
                                                                    -------------
HEALTH CARE SERVICES - 1.3%
Caremark Rx, Inc.*                                   9,900                393,822
Medco Health Soulutions, Inc.*                       7,100                351,947
                                                                    -------------
                                                                          745,769
                                                                    -------------

HOUSEHOLD PRODUCTS - 1.2%
Colgate-Palmolive Company                           13,300                693,861
                                                                    -------------

HOUSEWARES & SPECIALTIES - 0.5%
Newell Rubbermaid, Inc.                             12,700                278,638
                                                                    -------------

INDUSTRIAL CONGLOMERATES - 5.7%
General Electric Company                            47,200              1,702,032
Tyco International, Ltd.                            45,600              1,541,280
                                                                    -------------
                                                                        3,243,312
                                                                    -------------

INDUSTRIAL MACHINERY - 0.6%
Eaton Corporation                                    4,800                313,920
                                                                    -------------

INTEGRATED OIL & GAS - 11.5%
BP plc ADR                                          16,200              1,010,880
ChevronTexaco Corporation                           18,900              1,102,059
ConocoPhillips                                       9,400              1,013,696
Exxon Mobil Corporation                             44,300              2,640,280
Total S.A. ADR                                       6,700                785,441
                                                                    -------------
                                                                        6,552,356
                                                                    -------------

INTEGRATED TELECOMMUNICATION SERVICES - 4.4%
Alltel Corporation                                   8,600                471,710
Sprint Corporation                                  42,200                960,050
Verizon Communications, Inc.                        30,600              1,086,300
                                                                    -------------
                                                                        2,518,060
                                                                    -------------

INVESTMENT BANKING & BROKERAGE - 5.1%
Goldman Sachs Group, Inc.                           11,000              1,209,890
Merrill Lynch & Company, Inc.                       14,500                820,700
Morgan Stanley                                      15,200                870,200
                                                                    -------------
                                                                        2,900,790
                                                                    -------------

LIFE & HEALTH INSURANCE - 2.8%
Genworth Financial, Inc.                            28,300                778,816
Prudential Financial, Inc.                          13,900                797,860
                                                                    -------------
                                                                        1,576,676
                                                                    -------------

                                       98                See accompanying notes.

                                                                        SECURITY
Schedule of Investments                                     LARGE CAP VALUE FUND
March 31, 2005                                                       (unaudited)

                                                   NUMBER        MARKET
                                                 OF SHARES        VALUE
                                                -----------   ------------
COMMON STOCKS (CONTINUED)

MANAGED HEALTH CARE - 1.0%
PacifiCare Health Systems, Inc.*                    2,600     $   147,992
WellPoint, Inc.*                                    3,500         438,725
                                                              -----------
                                                                  586,717
                                                              -----------

MOVIES & ENTERTAINMENT - 3.5%
News Corporation                                   25,100         424,692
Time Warner, Inc.*                                 48,500         851,175
Viacom, Inc. (Cl.B)                                19,800         689,634
                                                              -----------
                                                                1,965,501
                                                              -----------

MULTI-LINE INSURANCE - 2.2%
American International Group, Inc.                 17,300         958,593
Hartford Financial Services Group, Inc.             4,200         287,952
                                                              -----------
                                                                1,246,545
                                                              -----------

MULTI-UTILITIES & UNREGULATED POWER - 0.6%
Dominion Resources, Inc.                            4,300         320,049
                                                              -----------

OIL & GAS EQUIPMENT & SERVICES - 1.2%
Cooper Cameron Corporation*                         5,100         291,771
Schlumberger, Ltd.                                  5,500         387,640
                                                              -----------
                                                                  679,411
                                                              -----------
OIL & GAS EXPLORATION & PRODUCTION - 0.9%
Apache Corporation                                  8,200         502,086
                                                              -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.8%
Citigroup, Inc.                                    42,266       1,899,434
JP Morgan Chase & Company                          40,700       1,408,220
                                                              -----------
                                                                3,307,654
                                                              -----------

PACKAGED FOODS & MEATS - 1.3%
General Mills, Inc.                                 6,300         309,645
Kraft Foods, Inc.                                  12,600         416,430
                                                              -----------
                                                                  726,075
                                                              -----------

PAPER PRODUCTS - 1.3%
Bowater, Inc.                                       6,600         248,622
International Paper Company                        13,500         496,665
                                                              -----------
                                                                  745,287
                                                              -----------

PHARMACEUTICALS - 1.2%
IVAX Corporation*                                   7,600         150,252
Pfizer, Inc.                                        9,000         236,430
Schering-Plough Corporation                        15,100         274,065
                                                              -----------
                                                                  660,747
                                                              -----------
PROPERTY & CASUALTY INSURANCE - 1.2%
Allstate Corporation                                6,800         367,608
Chubb Corporation                                   3,800         301,226
                                                              -----------
                                                                  668,834
                                                              -----------

RAILROADS - 0.3%
Union Pacific Corporation                           2,400         167,280
                                                              -----------
REGIONAL BANKS - 1.0%
PNC Financial Services Group, Inc.                  5,600         288,288
SunTrust Banks, Inc.                                4,300         309,901
                                                              -----------
                                                                  598,189
                                                              -----------
RESTAURANTS - 0.9%
McDonald's Corporation                             15,900         495,126
                                                              -----------

                                                            PRINCIPAL
                                                            AMOUNT OR
                                                              NUMBER        MARKET
                                                             OF SHARES       VALUE
                                                           ------------  -------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 1.0%
Fairchild Semiconductor International, Inc.*                    17,600   $     269,808
Texas Instruments, Inc.                                         11,500         293,135
                                                                         -------------
                                                                               562,943
                                                                         -------------

SOFT DRINKS - 0.5%
Coca-Cola Company                                                7,100         295,857
                                                                         -------------

SPECIALTY STORES - 0.8%
Advance Auto Parts, Inc.*                                        9,400         474,230
                                                                         -------------

SYSTEMS SOFTWARE - 2.5%
Computer Associates International, Inc.                            121           3,279
Microsoft Corporation                                           37,200         899,124
Oracle Corporation*                                             41,400         516,672
                                                                         -------------
                                                                             1,419,075
                                                                         -------------
THRIFTS & MORTGAGE FINANCE - 4.5%
Countrywide Financial Corporation                               10,800         350,568
Fannie Mae                                                       7,000         381,150
Freddie Mac                                                     12,800         808,960
PMI Group, Inc.                                                 16,600         630,966
Washington Mutual, Inc.                                          9,700         383,150
                                                                         -------------
                                                                             2,554,794
                                                                         -------------

TOBACCO - 1.5%
Altria Group, Inc.                                              13,300         869,687
                                                                         -------------

WIRELESS TELECOMMUNICATION SERVICE - 0.5%
Vodafone Group plc ADR                                          11,600         308,096
                                                                         -------------

TOTAL COMMON STOCKS
    (cost $50,897,105)                                                      55,960,558
                                                                         -------------

CORPORATE BONDS - 0.0%


SERVICES - 0.0%
American Eco Corporation,
    9.625% - 2008*(1),(2)                                     $125,000               -
                                                                         -------------

TOTAL CORPORATE BONDS
    (cost $206,671)                                                                  -
                                                                         -------------

U.S. GOVERNMENT SPONSORED AGENCIES - 1.5%

Federal Home Loan Bank,
    2.55%, 04-01-05                                           $881,000         881,000
                                                                         -------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
    (cost $881,000)                                                            881,000
                                                                         -------------

TOTAL INVESTMENTS
    (cost $51,984,776) - 99.8%                                              56,841,558

CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                                   133,727
                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                $  56,975,285
                                                                         =============

                                       99                See accompanying notes.

                                                                        SECURITY
Schedule of Investments                                     LARGE CAP VALUE FUND
March 31, 2005                                                       (unaudited)

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $52,245,755.

*Non-income producing security

ADR (American Depositary Receipt)
plc (public limited company)

(1)   Security is in default due to bankruptcy.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0 or 0.0% of total assets

                                      100                See accompanying notes.

                                                                        SECURITY
                                                            LARGE CAP VALUE FUND
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1) ............................      $   56,841,558
Cash ................................................                 140
Receivables:
 Fund shares sold ...................................               8,753
 Securities sold ....................................             201,722
 Dividends ..........................................              76,272
Prepaid expenses ....................................              27,705
                                                           --------------
Total assets ........................................          57,156,150
                                                           --------------

LIABILITIES:
Payable for:
 Securities purchased ...............................              73,367
 Fund shares redeemed ...............................              22,958
 Management fees ....................................              36,734
 Custodian fees .....................................                 295
 Transfer agent and administration fees .............              13,712
 Professional fees ..................................               5,574
 12b-1 distribution plan fees .......................              20,348
 Other ..............................................               7,877
                                                           --------------
Total liabilities                                                 180,865
                                                           --------------
NET ASSETS ..........................................      $   56,975,285
                                                           ==============

NET ASSETS CONSIST OF:
Paid in capital .....................................      $   64,041,829
Accumulated undistributed net
 investment income ..................................             256,113
Accumulated net realized loss
 on sale of investments .............................         (12,179,439)
Net unrealized appreciation
 in value of investments ............................           4,856,782
                                                           --------------
Net assets ..........................................      $   56,975,285
                                                           ==============

CLASS A:
Capital shares outstanding
 (unlimited number of shares authorized) ............           7,123,987
Net assets ..........................................      $   44,490,744
Net asset value per share ...........................      $         6.25
                                                           ==============
Maximum offering price per share
 (net asset value divided by 94.25%) ................      $         6.63
                                                           ==============

CLASS B:
Capital shares outstanding
 (unlimited number of shares authorized) ............           1,656,450
Net assets ..........................................      $    9,772,796
Net asset value, offering and redemption price
 per share (excluding any applicable contingent
 deferred sales charge) .............................      $         5.90
                                                           ==============

CLASS C:
Capital shares outstanding
 (unlimited number of shares authorized) ............             451,531
Net assets ..........................................      $    2,711,745
Net asset value, offering and redemption price
 per share (excluding any applicable contingent
 deferred sales charge) .............................      $         6.01
                                                           ==============

(1)Investments, at cost .............................      $   51,984,776

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
 Dividends ..........................................      $      692,658
 Interest ...........................................              10,222
                                                           --------------
 Total investment income ............................             702,880
                                                           --------------

EXPENSES:
 Management fees ....................................             215,552
 Custodian fees .....................................               7,551
 Transfer agent/maintenance fees ....................              85,021
 Administration fees ................................              26,434
 Directors' fees ....................................              11,362
 Professional fees ..................................               7,761
 Reports to shareholders ............................               3,700
 Registration fees ..................................              20,437
 Other expenses .....................................               5,129
 12b-1 distribution plan fees - Class A .............              55,695
 12b-1 distribution plan fees - Class B .............              50,720
 12b-1 distribution plan fees - Class C .............              13,904
                                                           --------------
 Total expenses .....................................             503,266
                                                           --------------
 Net investment income ..............................             199,614
                                                           --------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
 Investments ........................................           2,535,887
                                                           --------------
 Net realized gain ..................................           2,535,887
                                                           --------------

Unrealized appreciation during the period on:
 Investments ........................................           2,323,547
                                                           --------------
 Net unrealized appreciation ........................           2,323,547
                                                           --------------
 Net gain ...........................................           4,859,434
                                                           --------------
 Net increase in net assets
  resulting from operations .........................      $    5,059,048
                                                           ==============

                                      101                See accompanying notes.

                                                                        SECURITY
Statement of Changes in Net Assets                          LARGE CAP VALUE FUND

                                                                                SIX MONTHS ENDED
                                                                                 MARCH 31, 2005          YEAR ENDED
                                                                                  (unaudited)        SEPTEMBER 30, 2004
                                                                                ----------------     ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .............................................              $    199,614          $       3,750
 Net realized gain during the period on investments ................                 2,535,887              5,850,836
 Unrealized appreciation during the period on investments ..........                 2,323,547              1,248,889
                                                                                  ------------          -------------
 Net increase in net assets resulting from operations ..............                 5,059,048              7,103,475
                                                                                  ------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income
  Class A ..........................................................                         -               (112,367)
  Class B ..........................................................                         -                      -
  Class C ..........................................................                         -                      -
                                                                                  ------------          -------------
 Total distributions to shareholders ...............................                         -               (112,367)
                                                                                  ------------          -------------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares
  Class A ..........................................................                 3,221,701              9,899,761
  Class B ..........................................................                   568,807              4,542,029
  Class C ..........................................................                   570,379              1,821,834
 Distributions reinvested
  Class A ..........................................................                         -                105,691
  Class B ..........................................................                         -                      -
  Class C ..........................................................                         -                      -
 Cost of shares redeemed
  Class A ..........................................................                (5,744,975)           (18,334,145)
  Class B ..........................................................                (1,841,142)            (7,295,608)
  Class C ..........................................................                  (654,129)            (1,609,840)
                                                                                  ------------          -------------
 Net decrease from capital share transactions ......................                (3,879,359)           (10,870,278)
                                                                                  ------------          -------------
 Net increase (decrease) in net assets .............................                 1,179,689             (3,879,170)
                                                                                  ------------          -------------

NET ASSETS:
 Beginning of period ...............................................                55,795,596             59,674,766
                                                                                  ------------          -------------
 End of period .....................................................              $ 56,975,285          $  55,795,596
                                                                                  ============          =============

 Accumulated undistributed net investment income at end of period ..              $    256,113          $      56,499
                                                                                  ============          =============
Capital Share Activity:
 Shares sold
  Class A .........................................................                    523,342              1,736,330
  Class B .........................................................                     97,533                832,794
  Class C .........................................................                     96,915                324,573
 Shares reinvested
  Class A .........................................................                          -                 18,840
  Class B .........................................................                          -                      -
  Class C .........................................................                          -                      -
 Shares redeemed
  Class A .........................................................                   (937,987)            (3,197,972)
  Class B .........................................................                   (317,128)            (1,357,469)
  Class C .........................................................                   (109,729)              (290,056)

                                      102                See accompanying notes.

                                                                        SECURITY
Financial Highlights                                        LARGE CAP VALUE FUND
Selected data for each share of capital stock outstanding throughout each period

                                                         SIX MONTHS ENDED                                              YEAR ENDED
                                                             MARCH 31,                                                 SEPTEMBER 30,
CLASS A                                                      2005(i)         2004      2003    2002(f,h)    2001(e)        2000
-------                                                  ----------------  -------   -------   ---------    --------   -------------
PER SHARE DATA

Net asset value, beginning of period                          $  5.71      $  5.11   $  4.25   $    5.37    $   6.42     $   7.17
                                                              -------      -------   -------   ---------    --------     --------
Income (loss) from investment operations:
Net investment income (loss)(c)                                  0.03         0.01      0.02        0.01        0.03         0.07
Net gain (loss) on securities (realized and unrealized)          0.51         0.60      0.84       (1.10)      (1.03)       (0.58)
                                                              -------      -------   -------   ---------    --------     --------
Total from investment operations                                 0.54         0.61      0.86       (1.09)      (1.00)       (0.51)
                                                              -------      -------   -------   ---------    --------     --------
Less distributions:
Dividends from net investment income                                -        (0.01)        -       (0.03)      (0.05)       (0.13)
Distributions from realized gains                                   -            -         -           -           -        (0.11)
                                                              -------      -------   -------   ---------    --------     --------
Total distributions                                                 -        (0.01)        -       (0.03)      (0.05)       (0.24)
                                                              -------      -------   -------   ---------    --------     --------
Net asset value, end of period                                $  6.25      $  5.71   $  5.11       $4.25    $   5.37     $   6.42
                                                              =======      =======   =======   =========    ========     ========
TOTAL RETURN(a)                                                  9.46%       11.98%    20.24%     (20.51%)    (15.68%)      (7.28%)
                                                              -------      -------   -------   ---------    --------     --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $44,491      $43,071   $45,858   $  32,997    $ 45,006     $ 60,448
                                                              -------      -------   -------   ---------    --------     --------
Ratios to average net assets:
Net investment income (loss)                                     0.86%        0.19%     0.41%       0.20%       0.49%        0.99%
Total expenses                                                   1.59%        1.52%     1.45%       1.37%       1.32%        1.27%
Gross expenses(b)                                                1.59%        1.52%     1.45%       1.37%       1.32%        1.27%
Net expenses(d)                                                  1.59%        1.52%     1.45%       1.37%       1.32%        1.27%
                                                              -------      -------   -------   ---------    --------     --------
Portfolio turnover rate                                            54%          75%       76%         68%        180%         144%

                                                         SIX MONTHS ENDED                                               YEAR ENDED
                                                             MARCH 31,                                                 SEPTEMBER 30,
CLASS B                                                       2005(i)        2004      2003    2002(f,h)    2001(e)        2000
-------                                                  ----------------  -------   -------   ---------    --------   -------------
PER SHARE DATA

Net asset value, beginning of period                          $  5.42      $  4.87   $  4.08   $     5.18   $   6.21     $    6.95
                                                              -------      -------   -------   ----------   --------     ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                                     -        (0.03)    (0.02)       (0.04)     (0.03)            -
Net gain (loss) on securities (realized and unrealized)          0.48         0.58      0.81        (1.06)     (1.00)        (0.58)
                                                              -------      -------   -------   ----------   --------     ---------
Total from investment operations                                 0.48         0.55      0.79        (1.10)     (1.03)        (0.58)
                                                              -------      -------   -------   ----------   --------     ---------
Less distributions:
Dividends from net investment income                                -            -         -            -          -         (0.05)
Distributions from realized gains                                   -            -         -            -          -         (0.11)
                                                              -------      -------   -------   ----------   --------     ---------
Total distributions                                                 -            -         -            -          -         (0.16)
                                                              -------      -------   -------   ----------   --------     ---------
Net asset value, end of period                                $  5.90      $  5.42   $  4.87   $     4.08   $   5.18     $    6.21
                                                              =======      =======   =======   ==========   ========     =========

TOTAL RETURN(a)                                                  8.86%       11.29%    19.36%      (21.24%)   (16.59%)       (8.36%)
                                                              -------      -------   -------   ----------   --------     ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 9,773      $10,164   $11,687   $    4,905   $  5,657     $   7,152
                                                              -------      -------   -------   ----------   --------     ---------
Ratios to average net assets:
Net investment income (loss)                                     0.13%       (0.57%)   (0.42%)      (0.71%)    (0.51%)        0.01%
Total expenses                                                   2.34%        2.27%     2.20%        2.27%      2.32%         2.27%
Gross expenses(b)                                                2.34%        2.27%     2.20%        2.27%      2.32%         2.27%
Net expenses(d)                                                  2.34%        2.27%     2.20%        2.27%      2.32%         2.27%
                                                              -------      -------   -------   ----------   --------     ---------
Portfolio turnover rate                                            54%          75%       76%          68%       180%          144%
                                                              -------      -------   -------   ----------   --------     ---------

                                      103               See accompanying notes.

                                                                        SECURITY
Financial Highlights                                        LARGE CAP VALUE FUND
Selected data for each share of capital stock outstanding throughout each period

                                                         SIX MONTHS ENDED                                              YEAR ENDED
                                                            MARCH 31,                                                 SEPTEMBER 30,
CLASS C                                                       2005(i)       2004      2003     2002(f,g,h)   2001(e)      2000
-------                                                  ----------------  -------   -------   -----------  --------  -------------
PER SHARE DATA

Net asset value, beginning of period                          $  5.52      $  4.96   $  4.16   $     5.28   $   6.32    $     7.11
                                                              -------      -------   -------   ----------   --------    ----------
Income (loss) from investment operations:
Net investment income (loss)(c)                                     -        (0.03)    (0.02)       (0.04)     (0.03)        (0.01)
Net gain (loss) on securities (realized and unrealized)          0.49         0.59      0.82        (1.08)     (1.01)        (0.56)
                                                              -------      -------   -------   ----------   --------    ----------
Total from investment operations                                 0.49         0.56      0.80        (1.12)     (1.04)        (0.57)
                                                              -------      -------   -------   ----------   --------    ----------
Less distributions:
Dividends from net investment income                                -            -         -            -          -         (0.11)
Distributions from realized gains                                   -            -         -            -          -         (0.11)
                                                              -------      -------   -------   ----------   --------    ----------
Total distributions                                                 -            -         -            -          -         (0.22)
                                                              -------      -------   -------   ----------   --------    ----------
Net asset value, end of period                                $  6.01      $  5.52   $  4.96   $     4.16   $   5.28    $     6.32
                                                              =======      =======   =======   ==========   ========    ==========

TOTAL RETURN(a)                                                  8.88%       11.29%    19.23%      (21.21%)   (16.46%)       (8.10%)
                                                              -------      -------   -------   ----------   --------    ----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 2,712      $ 2,561   $ 2,130   $    1,510   $    904    $      483
                                                              -------      -------   -------   ----------   --------    ----------
Ratios to average net assets:
Net investment income (loss)                                     0.09%       (0.57%)   (0.33%)      (0.72%)    (0.55%)       (0.10%)
Total expenses                                                   2.34%        2.28%     2.20%        2.25%      2.33%         2.28%
Gross expenses(b)                                                2.34%        2.28%     2.20%        2.25%      2.33%         2.28%
Net expenses(d)                                                  2.34%        2.28%     2.20%        2.25%      2.33%         2.28%
                                                              -------      -------   -------   ----------   --------    ----------
Portfolio turnover rate                                            54%          75%       76%          68%       180%          144%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The Dreyfus Corporation became sub-adviser of Security Large Cap Value Fund effective January 1, 2001. Prior to January 1, 2001, advisory services were provided by the Investment Manager.

(f) As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended September 30, 2002, was to increase net investment income per share by less than 1/2 of a cent, decrease net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.06% to 0.07%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(g) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(h) Effective May 1, 2002 the fee structure for Security Large Cap Value Fund changed. Per share information reflects this change.

(i) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                      104                See accompanying notes.

                                SECURITY MID CAP

                                  GROWTH FUND

                             (SECURITY FUNDS LOGO)

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SECURITY
Performance Summary                                          MID CAP GROWTH FUND
May 15, 2005                                                         (unaudited)

PERFORMANCE

SECURITY MID CAP GROWTH FUND VS. S&P MIDCAP 400/BARRA GROWTH INDEX & RUSSELL 2500 GROWTH INDEX

[PERFORMANCE GRAPH]

MID CAP GROWTH

   DATE             value
03/31/95             9,425
06/30/95            10,055
09/30/95            11,187
12/31/95            10,872
03/31/96            11,638
06/30/96            12,592
09/30/96            12,905
12/31/96            12,831
03/31/97            11,821
06/30/97            13,488
09/30/97            15,559
12/31/97            15,118
03/31/98            16,685
06/30/98            16,347
09/30/98            13,622
12/31/98            17,649
03/31/99            17,604
06/30/99            20,468
09/30/99            20,557
12/31/99            28,180
 3/31/00            33,714
 6/30/00            31,877
 9/30/00            35,528
12/31/00            32,809
03/31/01            27,087
06/30/01            30,194
09/30/01            21,959
12/31/01            28,016
03/31/02            28,719
06/30/02            23,616
09/30/02            18,304
12/31/02            20,283
03/31/03            20,049
06/30/03            25,829
09/30/03            28,224
12/31/03            31,642
03/31/04            33,420
06/30/04            33,340
09/30/04            29,701
12/31/04            34,676
03/31/05            32,103

S& P MIDCAP 400 BARRA GROWTH INDEX

       DATE         value
-----------------   ------
INCEPTION 3/31/95   10,000
          6/30/95   10,870
          9/30/95   12,015
         12/31/95   11,765
          3/31/96   12,621
          6/30/96   12,975
          9/30/96   13,495
         12/31/96   13,931
          3/31/97   13,558
          6/30/97   16,013
          9/30/97   18,891
         12/31/97   18,145
          3/31/98   20,361
          6/30/98   20,315
          9/30/98   17,232
         12/31/98   24,469
          3/31/99   23,091
          6/30/99   26,191
          9/30/99   24,370
         12/31/99   31,167
          3/31/00   37,076
         06/30/00   35,824
         09/30/00   39,895
         12/31/00   34,021
         03/31/01   27,846
         06/30/01   32,174
         09/30/01   25,689
         12/31/01   31,308
         03/31/02   32,389
         06/30/02   28,175
         09/30/02   24,073
         12/31/02   25,307
         03/31/03   24,544
         06/30/03   28,475
         09/30/03   30,186
         12/31/03   33,147
         03/31/04   34,666
         06/30/04   34,931
         09/30/04   33,737
         12/31/04   37,798
         03/31/05   37,769

RUSSELL 2500 GROWTH INDEX

       DATE         value
-----------------   ------
INCEPTION 3/31/95   10,000
          6/30/95   10,891
          9/30/95   12,100
         12/31/95   12,312
          3/31/96   13,173
          6/30/96   13,848
          9/30/96   14,039
         12/31/96   14,170
          3/31/97   13,037
          6/30/97   15,157
          9/30/97   17,678
         12/31/97   16,263
          3/31/98   18,073
          6/30/98   17,191
          9/30/98   13,374
         12/31/98   16,765
          3/31/99   16,589
          6/30/99   19,377
          9/30/99   18,705
         12/31/99   26,069
          3/31/00   30,015
         06/30/00   27,944
         09/30/00   27,122
         12/31/00   21,875
         03/31/01   17,520
         06/30/01   21,245
         09/30/01   15,494
         12/31/01   19,506
         03/31/02   18,931
         06/30/02   15,783
         09/30/02   12,775
         12/31/02   13,833
         03/31/03   13,390
         06/30/03   16,433
         09/30/03   18,069
         12/31/03   20,238
         03/31/04   21,352
         06/30/04   21,382
         09/30/04   20,182
         12/31/04   23,192
         03/31/05   22,188

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Security Mid Cap Growth Fund on March 31, 1995, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Security Mid Cap Growth Fund changed its benchmark index to the Russell 2500 Growth Index. The Investment Adviser has determined that the Russell 2500 Growth Index is a more appropriate index than the S&P MidCap 400/Barra Growth Index, which is created by Standard and Poor's and Barra by dividing the S&P MidCap 400 Index equally between growth and value based upon a price to book value calculation, because the Russell 2500 Growth Index more closely reflects the types of securities in which the Series invests and thus provides shareholders with a more appropriate benchmark against which to compare the Fund's performance.

AVERAGE ANNUAL RETURNS

                                                                   SINCE
PERIODS ENDED 3-31-05          1 YEAR      5 YEARS    10 YEARS   INCEPTION
---------------------          ------      -------    --------   ---------
A Shares                       (3.94%)     (0.97%)     13.04%           -

A Shares with sales charge     (9.49%)     (2.13%)     12.37%           -

B Shares                       (4.60%)     (1.81%)     12.13%           -

B Shares with CDSC             (9.37%)     (2.21%)     12.13%           -

C Shares                       (4.67%)     (1.81%)       N/A         8.54%
                                                                 (1-29-99)

C Shares with CDSC             (5.62%)     (1.81%)       N/A         8.54%
                                                                 (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    14.24%

Energy                                    15.04

Financials                                 3.00

Health Care                               10.14

Industrials                               13.58

Information Technology                    28.08

Materials                                  3.88

Utilities                                  6.97

Exchange Traded Funds                      4.68

Warrants                                   0.12

Commercial Paper                           1.14

Liabilities, less cash & other assets     (0.87)

                                       106               See accompanying notes.

                                                                        SECURITY
Performance Summary                                          MID CAP GROWTH FUND
May 15, 2005                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                         BEGINNING         ENDING        EXPENSES PAID
                       ACCOUNT VALUE    ACCOUNT VALUE       DURING
                         10-01-04        03-31-05(1)       PERIOD(2)
                       -------------    -------------    -------------
Mid Cap Growth Fund
- Class A
   Actual               $1,000.00        $ 1,080.90       $  7.52
   Hypothetical          1,000.00          1,017.70          7.29

Mid Cap Growth Fund
- Class B
   Actual                1,000.00          1,078.10         11.40
   Hypothetical          1,000.00          1,013.96         11.05

Mid Cap Growth Fund
- Class C
   Actual                1,000.00          1,076.70         11.39
   Hypothetical          1,000.00          1,013.96         11.05

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 8.09%, 7.81% and 7.67%, for Class A, B
    and C class shares, respectively.

(2) Expenses are equal to the Fund's annualized expense ratio (1.45%, 2.20% and 2.20% for Class A, B and C class shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                        SECURITY
Schedule of Investments                                      MID CAP GROWTH FUND
March 31, 2005                                                       (unaudited)

                                                         NUMBER         MARKET
                                                       OF SHARES         VALUE
                                                       ---------     -------------
COMMON STOCKS - 99.7%

APPLICATION SOFTWARE - 1.5%
InteliData Technologies Corporation*                     393,250     $     114,043
Tibco Software, Inc.*                                    289,600         2,157,520
Tyler Technologies, Inc.*                                102,000           776,220
                                                                     -------------
                                                                         3,047,783
                                                                     -------------

ASSET MANAGEMENT & CUSTODY BANKS - 2.2%
Northern Trust Corporation                               104,000         4,517,760
                                                                     -------------

BIOTECHNOLOGY - 3.7%
Cell Genesys, Inc.*                                       47,600           215,628
Charles River Laboratories International, Inc.*           34,000         1,599,360
Human Genome Sciences, Inc.*                              69,900           644,478
Incyte Corporation*                                      112,000           764,960
Kosan Biosciences, Inc.*                                 169,100           693,310
Novavax, Inc.*                                           126,000           177,660
SciClone Pharmaceuticals, Inc.*                          339,367           963,802
Strategic Diagnostics, Inc.*                             206,300           616,837
Vasogen, Inc.*                                           285,925         1,157,996
Vical, Inc.*                                             156,000           624,000
                                                                     -------------
                                                                         7,458,031
                                                                     -------------

CASINOS & GAMING - 1.5%
GTech Holdings Corporation                               130,000         3,058,900
                                                                     -------------

COMMUNICATIONS EQUIPMENT - 6.3%
ADC Telecommunications, Inc.*                          1,200,000         2,388,000
Adtran, Inc.                                             136,600         2,409,624
Avici Systems, Inc.*                                     121,500           522,329
Extreme Networks, Inc.*                                  250,000         1,472,500
Finisar Corporation*                                   1,255,900         1,569,875
Harris Corporation(1)                                     90,000         2,938,500
Symmetricom, Inc.*                                       126,000         1,397,340
                                                                     -------------
                                                                        12,698,168
                                                                     -------------

COMPUTER STORAGE & PERIPHERALS - 1.5%
Adaptec, Inc.*                                           213,500         1,022,665
Mobility Electronics, Inc.*                              127,300           889,827
M-Systems Flash Disk Pioneers, Ltd.*                      50,000         1,102,000
                                                                     -------------
                                                                         3,014,492
                                                                     -------------

CONSTRUCTION & ENGINEERING - 2.7%
Shaw Group, Inc.*                                        253,700         5,530,660
                                                                     -------------

CONSTRUCTION MATERIALS - 1.6%
Headwaters, Inc.*                                        100,000         3,282,000
                                                                     -------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.0%
Computer Sciences Corporation*                            85,000         3,897,250
Hewitt Associates, Inc.*                                  36,000           957,600
Per-Se Technologies, Inc.*                                74,100         1,137,435
                                                                     -------------
                                                                         5,992,285
                                                                     -------------

DIVERSIFIED COMMERCIAL SERVICES - 2.4%
ChoicePoint, Inc.*                                        47,000         1,885,170
Equifax, Inc.                                             41,390         1,270,259
Navigant Consulting, Inc.*                                64,800         1,764,504
                                                                     -------------
                                                                         4,919,933
                                                                     -------------

ELECTRIC UTILITIES - 7.0%
KFx, Inc.*                                             1,050,000        14,070,000
                                                                     -------------

ELECTRICAL COMPONENTS & EQUIPMENT - 6.1%
Electric City Corporation*                             1,068,000         1,014,600
Millennium Cell, Inc.*                                   141,500           292,905
Plug Power, Inc.*                                        504,000         3,326,400
Power-One, Inc.*                                         961,800         4,674,348
Roper Industries, Inc.                                    46,000         3,013,000
                                                                     -------------
                                                                        12,321,253
                                                                     -------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.7%
Aeroflex, Inc.*                                          180,000         1,679,400
Identix, Inc.*                                            59,400           299,970
Maxwell Technologies, Inc.*                              322,700         2,959,159
Universal Display Corporation*                            75,000           524,250
                                                                     -------------
                                                                         5,462,779
                                                                     -------------

EXCHANGE TRADED FUNDS - 4.7%
iShares Russell 2000 Growth Index Fund                    42,000         2,625,000
iShares S&P MidCap 400/Barra Growth Index Fund            33,000         4,420,680
S & P MidCap 400 Depositary Receipts                      20,000         2,407,200
                                                                     -------------
                                                                         9,452,880
                                                                     -------------
GENERAL MERCHANDISE STORES - 2.3%
Fred's, Inc.                                             275,000         4,721,750
                                                                     -------------

HEALTH CARE EQUIPMENT - 0.2%
Bioject Medical Technologies, Inc.*                      300,000           402,000
                                                                     -------------

HEALTH CARE FACILITIES - 2.6%
LifePoint Hospitals, Inc.*(1)                             36,000         1,578,240
U.S. Physical Therapy, Inc.*                              97,000         1,356,060
United Surgical Partners International, Inc.*             50,000         2,288,500
                                                                     -------------
                                                                         5,222,800
                                                                     -------------

HEALTH CARE SERVICES - 2.2%
NDCHealth Corporation                                     59,400           949,212
Providence Service Corporation*                           78,900         1,834,804
Orthovita, Inc.*                                         375,000         1,275,000
Staar Surgical Company*                                   99,400           388,654
                                                                     -------------
                                                                         4,447,670
                                                                     -------------

HOME FURNISHINGS - 0.3%
Kirkland's, Inc.*                                         50,425           557,701
                                                                     -------------

INDUSTRIAL MACHINERY - 0.3%
Tennant Company                                           17,100           661,599
                                                                     -------------

INTERNET SOFTWARE & SERVICES - 1.0%
RADVision, Ltd.*                                         151,500         1,917,990
                                                                     -------------

                                       108               See accompanying notes.

                                                                        SECURITY
Schedule of Investments                                      MID CAP GROWTH FUND
March 31, 2005                                                       (unaudited)

                                                              NUMBER          MARKET
                                                             OF SHARES        VALUE
                                                             ---------     ------------
COMMON STOCKS (CONTINUED)

IT CONSULTING & OTHER SERVICES - 4.8%
Acxiom Corporation                                             350,000     $  7,325,500
Keane, Inc.*                                                   182,000        2,371,460
                                                                           ------------
                                                                              9,696,960
                                                                           ------------

LEISURE PRODUCTS - 1.2%
Mattel, Inc.                                                   115,000        2,455,250
                                                                           ------------

METAL & GLASS CONTAINERS - 2.3%
Pactiv Corporation*                                            195,000        4,553,250
                                                                           ------------

MOVIES & ENTERTAINMENT - 2.8%
Lions Gate Entertainment Corporation*                          507,000        5,602,350
                                                                           ------------
OIL & GAS DRILLING - 1.5%
Ensco International, Inc.                                       82,300        3,099,418
                                                                           ------------

OIL & GAS EQUIPMENT & SERVICES - 1.8%
BJ Services Company                                             43,000        2,230,840
Superior Energy Services, Inc.*                                 80,000        1,376,000
                                                                           ------------
                                                                              3,606,840
                                                                           ------------

OIL & GAS EXPLORATION & PRODUCTION - 8.7%
EOG Resources, Inc.                                            132,000        6,433,680
Pioneer Natural Resources Company                              135,668        5,795,737
Rentech, Inc.*                                               1,692,000        2,216,520
Syntroleum Corporation*                                        254,450        3,114,468
                                                                           ------------
                                                                             17,560,405
                                                                           ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.0%
Western Gas Resources, Inc.                                     72,900        2,511,405
Williams Companies, Inc.                                       190,000        3,573,900
                                                                           ------------
                                                                              6,085,305
                                                                           ------------

PHARMACEUTICALS - 1.5%
Hollis-Eden Pharmaceuticals, Inc.*                             257,744        1,815,806
Ligand Pharmaceuticals, Inc. (Cl.B)*                           196,900        1,128,237
                                                                           ------------
                                                                              2,944,043
                                                                           ------------

PUBLISHING - 2.1%
E.W. Scripps Company(1)                                         86,000        4,192,500
                                                                           ------------

REGIONAL BANKS - 0.8%
Boston Private Financial Holdings, Inc.                         65,000        1,543,750
                                                                           ------------

RESTAURANTS - 0.9%
Rare Hospitality International, Inc.*                           60,000        1,852,800
                                                                           ------------

SEMICONDUCTOR EQUIPMENT - 1.0%
Mindspeed Technologies, Inc.*                                  900,000        2,007,000
                                                                           ------------

SEMICONDUCTORS - 4.8%
Applied Micro Circuits Corporation*                            500,000        1,645,000
hi/fn, Inc.*                                                   152,800        1,107,800
Intersil Corporation                                           116,000        2,009,120
IXYS Corporation*                                              429,200        4,910,048
                                                                           ------------
                                                                              9,671,968
                                                                           ------------

                                                            PRINCIPAL
                                                            AMOUNT OR
                                                              NUMBER         MARKET
                                                            OF SHARES        VALUE
                                                            ----------     ------------
COMMON STOCKS (CONTINUED)

SPECIALTY STORES - 3.1%
Cost Plus, Inc.*                                                19,250          517,440
Hibbett Sporting Goods, Inc.*                                  103,500        3,109,140
Tractor Supply Company*(1)                                      61,000        2,662,650
                                                                           ------------
                                                                              6,289,230
                                                                           ------------

SYSTEMS SOFTWARE - 1.6%
BEA Systems, Inc.*                                             360,000        2,869,200
Wind River Systems, Inc.*                                       19,500          294,060
                                                                           ------------
                                                                              3,163,260
                                                                           ------------

TRADING COMPANIES & DISTRIBUTORS - 2.0%
MSC Industrial Direct Company, Inc.                            130,000        3,972,800
                                                                           ------------

TOTAL COMMON STOCKS
  (cost $165,935,126)                                                       201,055,563
                                                                           ------------

WARRANTS - 0.1%
Bioject Medical Technologies, Inc.                               5,625              174
Electric City Corporation                                      311,500           72,523
Hollis-Eden Pharmaceuticals, Inc.                                8,143            5,491
Orthovita, Inc.                                                 75,000           74,690
Syntroleum Corporation                                          14,100           97,431
                                                                           ------------
                                                                                250,309
                                                                           ------------

TOTAL WARRANTS
  (cost $479,124)                                                               250,309
                                                                           ------------

COMMERCIAL PAPER - 1.1%

FINANCIAL - OTHER - 1.1%
Countrywide Home Loan,
  2.87%, 04-01-05                                           $2,300,000        2,300,000
                                                                           ------------

TOTAL COMMERCIAL PAPER
  (cost $2,300,000)                                                           2,300,000
                                                                           ------------

TOTAL INVESTMENTS - 100.9%
  (cost $168,714,250)                                                       203,605,872
LIABILITIES, LESS CASH & OTHER ASSETS - (0.9%)                               (1,784,983)
                                                                           ------------
TOTAL NET ASSETS - 100.0%                                                  $201,820,889
                                                                           ============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $169,790,906.

* Non-income producing security

(1) Security is segregated as collateral for written options contracts.

                                       109               See accompanying notes.

                                                                        SECURITY
                                                             MID CAP GROWTH FUND
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Investments, at value(1) ...........................................................     $   203,605,872
Cash ...............................................................................             156,698
Receivables:
  Fund shares sold .................................................................             137,169
  Securities sold ..................................................................           1,827,074
  Dividends ........................................................................              73,044
Prepaid expenses ...................................................................              40,102
                                                                                         ---------------
Total assets .......................................................................         205,839,959
                                                                                         ---------------

LIABILITIES:
Payable for:
  Securities purchased .............................................................           2,762,675
  Fund shares redeemed .............................................................             390,004
  Written options, at value ........................................................             454,630
  Management fees ..................................................................             132,950
  Custodian fees ...................................................................                 837
  Transfer agent and administration fees ...........................................              43,237
  Professional fees ................................................................               7,950
  12b-1 distribution plan fees .....................................................             202,890
  Other ............................................................................              23,897
                                                                                         ---------------
Total liabilities ..................................................................           4,019,070
                                                                                         ---------------
NET ASSETS .........................................................................     $   201,820,889
                                                                                         ===============

NET ASSETS CONSIST OF:
Paid in capital ....................................................................     $   163,654,455
Accumulated net investment loss ....................................................          (1,093,402)
Accumulated undistributed net realized gain on sale of investments and options .....           4,544,483
Net unrealized appreciation in value of investments and written options ............          34,715,353
                                                                                         ---------------
Net assets .........................................................................     $   201,820,889
                                                                                         ===============

CLASS A:
Capital shares outstanding
  (unlimited number of shares authorized) ..........................................          14,244,408
Net assets .........................................................................     $   159,974,289
Net asset value per share ..........................................................     $         11.23
                                                                                         ===============
Maximum offering price per share
  (net asset value divided by 94.25%) ..............................................     $         11.92
                                                                                         ===============

CLASS B:
Capital shares outstanding
  (unlimited number of shares authorized) ..........................................           2,792,254
Net assets .........................................................................     $    27,017,343
Net asset value, offering and redemption price per share
  (excluding any applicable contingent deferred sales charge) ......................     $          9.68
                                                                                         ===============

CLASS C:
Capital shares outstanding
  (unlimited number of shares authorized) ..........................................           1,404,992
Net assets .........................................................................     $    14,829,257
Net asset value, offering and redemption price per share
  (excluding any applicable contingent deferred sales charge) ......................     $         10.55
                                                                                         ===============

(1)Investments, at cost ............................................................     $   168,714,250

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
  Dividends ........................................................................     $     523,343
  Interest .........................................................................            49,567
                                                                                         -------------
  Total investment income ..........................................................           572,910
                                                                                         -------------

EXPENSES:
  Management fees ..................................................................           782,132
  Custodian fees ...................................................................             8,597
  Transfer agent/maintenance fees ..................................................           271,408
  Administration fees ..............................................................            94,836
  Directors' fees ..................................................................            11,944
  Professional fees ................................................................            19,475
  Reports to shareholders ..........................................................            13,210
  Registration fees ................................................................            29,211
  Other expenses ...................................................................             7,837
  12b-1 distribution plan fees - Class A ...........................................           205,060
  12b-1 distribution plan fees - Class B ...........................................           142,945
  12b-1 distribution plan fees - Class C ...........................................            79,657
                                                                                         -------------
  Total expenses ...................................................................         1,666,312
                                                                                         -------------
  Net investment loss ..............................................................        (1,093,402)
                                                                                         -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments ......................................................................         8,903,867
  Options written and purchased ....................................................           134,997
                                                                                         -------------
  Net realized gain ................................................................         9,038,864
                                                                                         -------------

Unrealized appreciation (depreciation) during the period on:
  Investments ......................................................................         8,048,540
  Options written and purchased ....................................................          (262,860)
                                                                                         -------------
  Net unrealized appreciation ......................................................         7,785,680
                                                                                         -------------
  Net gain .........................................................................        16,824,544
                                                                                         -------------
  Net increase in net assets resulting from operations .............................     $  15,731,142
                                                                                         =============

                                       110               See accompanying notes.

                                                                        SECURITY
Statement of Changes in Net Assets                           MID CAP GROWTH FUND

                                                                                         SIX MONTHS ENDED       YEAR ENDED
                                                                                          MARCH 31, 2005       SEPTEMBER 30,
                                                                                           (unaudited)             2004
                                                                                         ----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss ...............................................................     $   (1,093,402)     $   (2,662,895)
  Net realized gain during the period on investments and options
    written and purchased ...........................................................          9,038,864          15,609,370
  Unrealized appreciation (depreciation) during the period on
    investments and options written and purchased ...................................          7,785,680          (2,850,662)
                                                                                          --------------      --------------
Net increase in net assets resulting from operations ................................         15,731,142          10,095,813
                                                                                          --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain
    Class A .........................................................................         (9,956,179)         (5,436,898)
    Class B .........................................................................         (2,023,315)         (1,171,101)
    Class C .........................................................................         (1,044,883)           (553,046)
                                                                                          --------------      --------------
  Total distributions to shareholders ...............................................        (13,024,377)         (7,161,045)
                                                                                          --------------      --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class A .........................................................................         17,023,065          56,721,885
    Class B .........................................................................          2,414,549           7,305,168
    Class C .........................................................................          2,206,772           6,528,566
  Distributions reinvested
    Class A .........................................................................          9,564,512           5,189,647
    Class B .........................................................................          1,981,156           1,150,087
    Class C .........................................................................            955,740             519,780
  Issuance of shares in connection with Technology Series merger (Note 9)
    Class A .........................................................................                  -           7,786,451
    Class B .........................................................................                  -           1,764,789
    Class C .........................................................................                  -           2,411,529
  Cost of shares redeemed
    Class A .........................................................................        (18,828,865)        (56,580,537)
    Class B .........................................................................         (3,997,697)        (10,368,864)
    Class C .........................................................................         (3,256,694)         (6,258,847)
                                                                                          --------------      --------------
  Net increase from capital share transactions ......................................          8,062,538          16,169,654
                                                                                          --------------      --------------
  Net increase in net assets ........................................................         10,769,303          19,104,422
                                                                                          --------------      --------------

NET ASSETS:
  Beginning of period ...............................................................        191,051,586         171,947,164
                                                                                          --------------      --------------
  End of period .....................................................................     $  201,820,889      $  191,051,586
                                                                                          ==============      ==============
  Accumulated undistributed net investment income (loss) at end of period ...........     $   (1,093,402)     $            -
                                                                                          ==============      ==============

CAPITAL SHARE ACTIVITY:
  Shares sold
    Class A .........................................................................          1,462,608           4,917,993
    Class B .........................................................................            234,722             723,937
    Class C .........................................................................            201,450             615,289
  Shares reinvested
    Class A .........................................................................            797,044             458,045
    Class B .........................................................................            191,231             115,703
    Class C .........................................................................             84,579              48,173
  Shares issued in connection with Technology Series merger
    Class A .........................................................................                  -             694,178
    Class B .........................................................................                  -             177,910
    Class C .........................................................................                  -             225,079
  Shares redeemed
    Class A .........................................................................         (1,606,532)         (4,857,485)
    Class B .........................................................................           (398,525)         (1,016,474)
    Class C .........................................................................           (296,306)           (563,683)

                                       111               See accompanying notes.

                                                                        SECURITY
Financial Highlights                                         MID CAP GROWTH FUND

Selected data for each share of capital stock outstanding throughout each period

                                                         SIX MONTHS
                                                            ENDED
                                                          MARCH 31,                    YEAR ENDED SEPTEMBER 30,
CLASS A                                                    2005(h)     2004(g)      2003      2002(f)      2001         2000
-------                                                  ----------   --------    --------    -------    --------   -------------
PER SHARE DATA

Net asset value, beginning of period                      $  11.02    $  10.84    $   7.03    $  8.48    $  15.28     $   9.19
                                                          --------    --------    --------    -------    --------     --------
Income (loss) from investment operations:
Net investment income (loss)(c)                              (0.05)      (0.13)      (0.10)     (0.09)      (0.07)       (0.08)
Net gain (loss) on securities (realized and unrealized)       0.99        0.71        3.91      (1.30)      (5.38)        6.60
                                                          --------    --------    --------    -------    --------     --------
Total from investment operations                              0.94        0.58        3.81      (1.39)      (5.45)        6.52
                                                          --------    --------    --------    -------    --------     --------

Less distributions:
Dividends from net investment income                             -           -           -          -           -            -
Distributions from realized gains                            (0.73)      (0.40)          -      (0.06)      (1.35)       (0.43)
                                                          --------    --------    --------    -------    --------     --------
Total distributions                                          (0.73)      (0.40)          -      (0.06)      (1.35)       (0.43)
                                                          --------    --------    --------    -------    --------     --------
Net asset value, end of period                            $  11.23    $  11.02    $  10.84    $  7.03    $   8.48     $  15.28
                                                          ========    ========    ========    =======    ========     ========

TOTAL RETURN(a)                                               8.09%       5.23%      54.20%    (16.64%)    (38.19%)      72.82%
                                                          --------    --------    --------    -------    --------     --------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                  $159,974    $149,715    $134,208    $90,948    $131,498     $204,787
                                                          --------    --------    --------    -------    --------     --------
Ratios to average net assets:
Net investment income (loss)                                 (0.89%)     (1.11%)     (1.14%)    (0.92%)     (0.64%)      (0.62%)
Total expenses                                                1.45%       1.41%       1.41%      1.20%       1.09%        1.11%
Gross expenses(b)                                             1.45%       1.41%       1.41%      1.20%       1.09%        1.11%
Net expenses(d)                                               1.45%       1.41%       1.41%      1.20%       1.09%        1.11%
                                                          --------    --------    --------    -------    --------     --------
Portfolio turnover rate                                         29%         50%         57%        47%         48%          35%


                                                         SIX MONTHS
                                                            ENDED
                                                          MARCH 31,                    YEAR ENDED SEPTEMBER 30,
CLASS B                                                    2005(h)     2004(g)      2003      2002(f)      2001         2000
-------                                                  ----------   --------    --------    -------    --------   -------------
PER SHARE DATA

Net asset value, beginning of period                      $  9.61     $  9.57     $  6.26     $  7.62    $ 14.02       $  8.54
                                                          -------     -------     -------     -------    -------       -------
Income (loss) from investment operations:
Net investment income (loss)(c)                             (0.08)      (0.19)      (0.15)      (0.16)     (0.17)        (0.19)
Net gain (loss) on securities (realized and unrealized)      0.88        0.63        3.46       (1.14)     (4.88)         6.10
                                                          -------     -------     -------     -------    -------       -------
Total from investment operations                             0.80        0.44        3.31       (1.30)     (5.05)         5.91
                                                          -------     -------     -------     -------    -------       -------
Less distributions:
Dividends from net investment income                            -           -           -           -          -             -
Distributions from realized gains                           (0.73)      (0.40)          -       (0.06)     (1.35)        (0.43)
                                                          -------     -------     -------     -------    -------       -------
Total distributions                                         (0.73)      (0.40)          -       (0.06)     (1.35)        (0.43)
                                                          -------     -------     -------     -------    -------       -------
Net asset value, end of period                            $  9.68     $  9.61     $  9.57     $  6.26    $  7.62       $ 14.02
                                                          =======     =======     =======     =======    =======       =======

TOTAL RETURN(a)                                              7.81%       4.44%      52.88%     (17.35%)   (38.83%)       71.17%
                                                          -------     -------     -------     -------    -------       -------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                  $27,017     $26,578     $26,459     $17,502    $28,580       $38,812
                                                          -------     -------     -------     -------    -------       -------
Ratios to average net assets:
Net investment income (loss)                                (1.65%)     (1.86%)     (1.89%)     (1.84%)    (1.64%)       (1.61%)
Total expenses                                               2.20%       2.16%       2.16%       2.11%      2.09%         2.11%
Gross expenses(b)                                            2.20%       2.16%       2.16%       2.11%      2.09%         2.11%
Net expenses(d)                                              2.20%       2.16%       2.16%       2.11%      2.09%         2.11%
                                                          -------     -------     -------     -------    -------       -------
Portfolio turnover rate                                        29%         50%         57%         47%        48%           35%
                                                          -------     -------     -------     -------    -------       -------

                                       112               See accompanying notes.

                                                                        SECURITY
Financial Highlights                                         MID CAP GROWTH FUND
Selected data for each share of capital stock outstanding throughout each period

                                                SIX MONTHS ENDED
                                                    MARCH 31,                      YEAR ENDED SEPTEMBER 30,
CLASS C                                              2005(h)        2004(g)     2003      2002(e), (f)     2001          2000
-------                                         ----------------  ---------  ---------   -------------  ----------   -------------
PER SHARE DATA

Net asset value, beginning of period                $  10.43      $   10.34  $    6.76     $    8.22    $    14.99     $    9.11
                                                    --------      ---------  ---------     ---------    ----------     ---------
Income (loss) from investment operations:
Net investment income (loss)(c)                        (0.09)         (0.21)     (0.16)        (0.16)        (0.18)        (0.20)
Net gain (loss) on securities (realized and
 unrealized)                                            0.94           0.70       3.74         (1.24)        (5.24)         6.51
                                                    --------      ---------  ---------     ---------    ----------     ---------
Total from investment operations                        0.85           0.49       3.58         (1.40)        (5.42)         6.31
                                                    --------      ---------  ---------     ---------    ----------     ---------
Less distributions:
Dividends from net investment income                       -              -          -             -             -             -
Distributions from realized gains                      (0.73)         (0.40)         -         (0.06)        (1.35)        (0.43)
                                                    --------      ---------  ---------     ---------    ----------     ---------
Total distributions                                    (0.73)         (0.40)         -         (0.06)        (1.35)        (0.43)
                                                    --------      ---------  ---------     ---------    ----------     ---------
Net asset value, end of period                      $  10.55      $   10.43  $   10.34     $    6.76    $     8.22     $   14.99
                                                    ========      =========  =========     =========    ==========     =========

TOTAL RETURN(a)                                         7.67%          4.59%     52.96%       (17.30%)      (38.78%)       71.10%
                                                    --------      ---------  ---------     ---------    ----------     ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 14,829      $  14,759  $  11,279     $   5,883    $    4,194     $   3,017
                                                    --------      ---------  ---------     ---------    ----------     ---------
Ratios to average net assets:
Net investment income (loss)                           (1.64%)        (1.86%)    (1.89%)       (1.85%)       (1.66%)       (1.61%)
Total expenses                                          2.20%          2.16%      2.16%         2.12%         2.09%         2.11%
Gross expenses(b)                                       2.20%          2.16%      2.16%         2.12%         2.09%         2.11%
Net expenses(d)                                         2.20%          2.16%      2.16%         2.12%         2.09%         2.11%
                                                    --------      ---------  ---------     ---------    ----------     ---------
Portfolio turnover rate                                   29%            50%        57%           47%           48%           35%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Effective May 1, 2002 the fee structure for Security Mid Cap Growth Fund changed. Per share information reflects this change.

(g) The financial highlights for the Mid Cap Growth Fund exclude the historical financial highlights of the Technology Series Class A, B and C shares. The assets of the Technology Series were acquired by the Mid Cap Growth Fund on October 3, 2003.

(h) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except total return, have been annualized.

                                      113                See accompanying notes.

Notes to Financial Statements
March 31, 2005
(unaudited)

1.SIGNIFICANT ACCOUNTING POLICIES

   Security Large Cap Value, Equity and Mid Cap Growth Funds (the Funds) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The shares of Security Equity Fund are currently issued in multiple Series, with each Series, in effect, representing a separate fund. The Equity Fund accounts for the assets of each Series separately. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except that purchases of Class "A" shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares are offered without a front-end sales charge but incur additional class-specific expenses. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Redemptions of the shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

   A. SECURITY VALUATION - Valuations of the Funds' securities are supplied by pricing services approved by the Board of Directors. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS(R). In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series/Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

   B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

   C. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements
March 31, 2005
(unaudited)

   Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

   D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Global Series may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. The Series may also enter into such contracts to manage changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

   E. FUTURES - Large Cap Value Fund, Equity Series, Social Awareness Series, Small Cap Growth Series, Enhanced Index Series, Alpha Opportunity Series and Mid Cap Growth Fund utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. These Funds or Series, as applicable, may purchase futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Funds or Series, as applicable, may pay departing shareholders from its cash balances and reduce their futures positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. Variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires.

   F. OPTIONS WRITTEN - The Funds may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to hedge the Funds' portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

   The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

   G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) plus foreign taxes recoverable (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

   H. EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund or Series. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

   I. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

   J. TAXES - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

   K. EARNINGS CREDITS - Under the fee schedule with the custodian, the Funds earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

   L. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and

Notes to Financial Statements
March 31, 2005
(unaudited)

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   M. SHORT SALES - Certain Funds or Series may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds' net assets be in deposits on short sales against the box. In a short sale that is not "against the box," a Fund or Series sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund or Series must borrow the security generally from the broker through which the short sale is made in order to make delivery to the buyer. The Fund or Series must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund or Series is said to have a "short position" in securities sold until it delivers them to the broker. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

   N. INDEMNIFICATIONS - Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Management fees are payable to Security Management Company, LLC (SMC or Investment Manager) as follows:

                                                  MANAGEMENT
                                 MANAGEMENT      FEE WAIVERS
                                FEES (AS A %     (AS A % OF
                               OF NET ASSETS)   OF NET ASSETS)
                               --------------   -------------
Security Equity Fund:
   Alpha Opportunity Series*       2.00%(1)          N/A
   Enhanced Index Series           0.75%            0.25%
   Equity Series                   0.75%             N/A
   Global Series                   1.00%             N/A
   Large Cap Growth Series         1.00%            0.25%
   Mid Cap Value Series            1.00%(2)          N/A
   Select 25(R) Series             0.75%             N/A
   Small Cap Growth Series         1.00%             N/A
   Social Awareness Series         1.00%            0.25%
Security Large Cap Value Fund      0.75%             N/A
Security Mid Cap Growth Fund       0.75%             N/A

*Alpha Opportunity Fund's management fee will range from 1.25% to 2.75% of average daily net assets as discussed below.

   (1)SMC receives a management fee from the Alpha Opportunity Series that is composed of two components. The first component is an annual base fee equal to 2.00% of Alpha Opportunity Series average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how Alpha Opportunity Series performed relative to the S&P 500 Index. The Investment Manager will receive a management fee based on the investment performance of the S&P Index over the prior 12 month period. If the investment performance of the Series' Class A shares exceeds the investment record of the S&P 500 Index, the performance adjustment increases the fee paid to the Investment Manager proportionately, reaching a maximum annual fee of 2.75% if the Series outperforms the investment record of the S&P 500 Index by 15 percentage points over the measuring period (and the Series' average daily net assets remain constant during the period). If the investment performance of the Series' Class A shares trails the investment record of the S&P 500 Index, the performance adjustment decreases the fee paid to the Investment Manager proportionately, reaching a minimum annual fee of 1.25% if the Series underperforms the investment record of the S&P 500 Index by 15 percentage points over the measurement period (and the Series' average daily net assets remain constant during the period). The performance adjustment is calculated on the basis of a "rolling" 12 month measurement period, so that a fee rate calculated on the basis of investment performance over a 12 month period will apply only for the next succeeding month, and then will be subject to recalculation for the following month on the basis of the Series' investment performance over the prior 12 month period. The pro rata adjustment is allocated to each respective class in proportion to the relative net assets of each class.

   (2)Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, plus an additional annual rate of 0.75% of the average daily net assets of the Series in excess of $200 million.

Notes to Financial Statements
March 31, 2005
(unaudited)

   SMC also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these services, the Investment Manager receives the following:

                                        ADMINISTRATIVE FEES
                                      (AS A % OF NET ASSETS)*
                                -----------------------------------
Security Equity Fund:
  Alpha Opportunity Series                   0.145%
  Enhanced Index Series                       0.09%
  Equity Series                               0.09%
  Global Series                 0.045% + greater of 0.10% or 60,000
  Large Cap Growth Series                     0.09%
  Mid Cap Value Series                        0.09%
  Select 25 Series                            0.09%
  Small Cap Growth Series                     0.09%
  Social Awareness Series                     0.09%
Security Large Cap Value Fund                 0.09%
Security Mid Cap Growth Fund                  0.09%

* The minimum annual charge for administrative fees is $ 25,000 for each Series or Fund.

   SMC is paid the following for providing transfer agent services to the Funds:

                                   EFFECTIVE
                                FEBRUARY 1, 2004
                                ----------------
Annual per account charge       $ 5.00 - $ 8.00
Transaction fee                 $ 0.60 - $ 1.10
Annual minimum charge
   (per Series or Fund)            $ 25,000
Certain out-of-pocket charges        Varies

   SMC pays the Dreyfus Corporation an annual fee equal to .25% of the average daily closing value of the combined net assets of Large Cap Value Fund and another fund managed by SMC, SBL Series B, computed on a daily basis. Beginning January 1, 2002, the Dreyfus Corporation agreed to waive .10% of the average daily closing value of the combined net assets of these funds, computed on a daily basis, until December 31, 2006.

   SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of Global Series and another fund managed by SMC, SBL Series D, computed on a daily basis as follows:

      COMBINED AVERAGE DAILY NET ASSETS            ANNUAL FEES
------------------------------------------------   -----------
$0 to $300 Million .............................      .35%
$300 Million to $750 Million ...................      .30%
$750 Million or more ...........................      .25%

   SMC pays RS Investments an annual fee equal to a percentage of the average daily closing value of the combined net assets of Small Cap Growth Series and another fund managed by SMC, SBL Series X, computed on a daily basis as follows:

      COMBINED AVERAGE DAILY NET ASSETS            ANNUAL FEES
------------------------------------------------   -----------
$0 to $100 Million .............................      .55%
$100 Million to $400 Million ...................      .50%
Over $400 Million ..............................      .45%

   SMC pays Northern Trust an annual fee equal to a percentage of the average daily closing value of the combined net assets of Security Equity Fund Enhanced Index Series and SBL Series H, computed on a daily basis as follows:

      COMBINED AVERAGE DAILY NET ASSETS            ANNUAL FEES
------------------------------------------------   -----------
$0 to $100 Million .............................      .20%
$100 Million to $300 Million ...................      .15%
$300 Million or more ...........................      .13%

   SMC pays Mainstream Investment Advisers, LLC an annual fee equal to 2.50% of that portion of the Alpha Opportunity Fund's assets managed by Mainstream. The sub-advisory fee will be adjusted upward or downward, depending on how that portion of Alpha Opportunity Series' assets performed relative to the S&P 500 Index. The pro rata adjustment will be determined based upon the investment performance of that portion of Alpha Opportunity Series' assets managed by Mainstream relative to the investment record of the S&P 500 Index. The amount of any upward adjustment in the Base Fee will be equal to 1.50% (a) multiplied by the number of percentage points by which the investment performance of the Alpha Opportunity Series assets managed by Mainstream exceeds the investment record of the S&P 500 Index (b) divided by .30, up to a maximum of 4.00% or a minimum of 1.00% in annual sub-advisory fees (assuming the Series' average daily net assets remain constant during the period).

   During its first 12 months of operations, the Investment Manager paid Mainstream the base fee of 2.50% without any adjustment for performance. Performance adjustments began on August 1, 2004 based upon the performance during the 12 months ended July 1, 2004 of that portion of Alpha Opportunity Series assets managed by Mainstream. Thereafter, the Investment Manager will calculate the performance adjustment at the end of each calendar month based upon the investment performance of the assets managed by Mainstream during the twelve-month period ending on the last day of the prior month compared to the investment record of the S&P 500 Index during the same period.

   The Alpha Opportunity Series assets are reallocated between Mainstream and the Investment Manager on a monthly basis to an approximately equal allocation. This procedure ensures that the Investment Manager cannot make allocation decisions that favor the Investment Manager over Mainstream.

   SMC has agreed to limit the total expenses for each class of the Enhanced Index and Select 25 Series to 1.75%, Social Awareness, Mid Cap Value, Small Cap Growth and Large Cap Growth Series to 2.00% exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions and 12b-1 fees for the aforementioned Series. SMC has agreed to limit the total other expenses of Alpha Opportunity to 0.50%. The expense limits other than those for Enhanced Index and Select 25 Series are voluntary limits that may be terminated at any time without notice to shareholders.

Notes to Financial Statements
March 31, 2005
(unaudited)

   The Funds have adopted Distribution Plans related to the offering of Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund's Class B, Class C shares, and 0.25% of the average daily net assets of each Fund's Class A shares.

   Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation and the distributor of the Funds, received net underwriting commissions on sales of shares after allowances to brokers and dealers as follows:

                                         SDI
                                    UNDERWRITING
                                     COMMISSIONS
                                    ------------
Security Equity Fund:
     Alpha Opportunity Series       $     17,032
     Enhanced Index Series                   600
     Equity Series                        25,845
     Global Series                        38,797
     Large Cap Growth Series               3,510
     Mid Cap Value Series                140,699
     Select 25(R) Series                   1,840
     Small Cap Growth Series               8,671
     Social Awareness Series               3,599
   Security Large Cap Value Fund           4,761
   Security Mid Cap Growth Fund           38,447

   Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its affiliates, which include SMC and SDI.

   At March 31, 2005, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds or Series, as follows:

       FUND OR SERIES            PERCENT OF OUTSTANDING SHARES OWNED
-----------------------------    -----------------------------------
Security Equity Fund:
   Alpha Opportunity Series                  42.07%
   Enhanced Index Series                     18.09%
   Equity Series                             14.11%
   Global Series                              9.15%
   Large Cap Growth Series                   37.93%
   Select 25(R) Series                        8.85%
   Small Cap Growth Series                   17.34%
   Social Awareness Series                    9.30%
Security Large Cap Value Fund                27.31%
Security Mid Cap Growth Fund                  9.50%

3. UNREALIZED APPRECIATION/DEPRECIATION

   For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2005, were as follows:

                                    GROSS           GROSS      NET UNREALIZED
                                  UNREALIZED     UNREALIZED     APPRECIATION
                                 APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
                                 ------------  --------------  --------------
Security Equity Fund:
     Alpha Opportunity Series    $     55,130  $    (420,930)  $     (365,800)
     Enhanced Index Series            740,693       (466,014)         274,679
     Equity Series                 90,128,967    (17,625,486)      72,503,481
     Global Series                 30,833,266     (2,733,897)      28,099,369
     Large Cap Growth Series          874,184       (730,031)         144,153
     Mid Cap Value Series         122,357,413    (13,884,089)    108,473,324
     Select 25(R) Series            4,806,050     (1,404,839)       3,401,211
     Small Cap Growth Series        5,856,644     (1,562,506)       4,294,138
     Social Awareness Series        2,030,644     (2,665,229)        (634,585)
Security Large Cap Value Fund       6,232,820     (1,637,017)       4,595,803
Security Mid Cap Growth Fund       55,369,681    (21,554,715)      33,814,966


4. INVESTMENT TRANSACTIONS

   Investment transactions for the six months ended March 31, 2005, (excluding overnight investments and short-term commercial paper) were as follows:

                                                  PROCEEDS
                                  PURCHASES      FROM SALES
                                 ------------   ------------
Security Equity Fund:
   Alpha Opportunity Series      $ 73,102,303   $068,228,404
   Enhanced Index Series            8,325,720      9,245,715
   Equity Series                   52,534,839     83,240,463
   Global Series                   21,848,255     22,009,256
   Large Cap Growth Series          3,495,136      7,155,463
   Mid Cap Value Series            94,762,081     36,816,776
   Select 25(R) Series              1,883,529      3,763,386
   Small Cap Growth Series         24,963,127     25,257,687
   Social Awareness Series          2,381,362      3,229,023
Security Large Cap Value Fund      15,102,712     19,007,303
Security Mid Cap Growth Fund       29,467,521     35,405,542

5. OPEN FUTURES CONTRACTS

   Open futures contracts for Alpha Opportunity Series and Enhanced Index Series as of March 31, 2005, were as follows:

                     ALPHA OPPORTUNITY SERIES  ENHANCED INDEX SERIES
                       S&P 500 Index Futures   S&P 500 E-Mini Futures
                     ------------------------  ----------------------
POSITION                        Long                    Long
NUMBER OF CONTRACTS              34                       4
EXPIRATION DATE               6-17-2005               6-17-2005
CONTRACT AMOUNT           $  10,422,446             $   241,489
MARKET VALUE              $  10,063,150             $   236,780
UNREALIZED LOSS           $    (359,296)            $    (4,709)

Notes to Financial Statements
March 31, 2005
(unaudited)

6. OPTIONS WRITTEN

   The following options written were outstanding for Mid Cap Value Series at March 31, 2005:

MID CAP VALUE SERIES CALL OPTIONS WRITTEN OUTSTANDING

                                EXPIRATION  EXERCISE  NUMBER OF   MARKET
       COMMON STOCK                DATE      PRICE    CONTRACTS    VALUE
------------------------------  ----------  --------  ---------  ---------
American Italian Pasta
   Company                        6-20-05   $  25.00      587    $ 164,360
American Italian Pasta
   Company                        6-20-05      30.00      113        4,520
Inco, LTD.                        4-18-05      40.00      540       48,600
Millennium Pharmaceuticals,
   Inc.                           5-23-05      10.00    1,143       17,145
Phelps Dodge Corporation          7-18-05     100.00      328      288,640
Phelps Dodge Corporation          7-18-05     110.00       36       15,840
Potash Corporation of
   Saskatchewan, Inc.             6-20-05      85.00      300      186,000
                                                        -----    ---------
Total call options outstanding
(premiums received, $ 734,758)                          3,047    $ 725,105
                                                        =====    =========

MID CAP VALUE SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                EXPIRATION  EXERCISE  NUMBER OF   MARKET
       COMMON STOCK                DATE      PRICE    CONTRACTS    VALUE
------------------------------  ----------  --------  ---------  ---------
Avanex Corporation                5-23-05   $   2.50    1,169    $ 118,900
McDermott International, Inc.     5-23-05      17.50      203        8,120
Millennium Pharmaceuticals,
   Inc.                           5-23-05       7.50    1,143       22,860
Quanta Services, Inc.             5-23-05       7.50    3,000      105,000
                                                        -----    ---------
Total put options outstanding
(premiums received, $ 235,370)                          5,515    $ 252,880
                                                        =====    =========

Transactions in options written for Mid Cap Value Series for the year ended March 31, 2005 were as follows:

MID CAP VALUE SERIES CALL OPTIONS WRITTEN

                                NUMBER OF     PREMIUM
                                CONTRACTS      AMOUNT
                                ---------   ------------
Balance at September 30, 2004       250     $    144,246
Opened                            4,728        1,150,118
Bought Back                        (192)        (110,781)
Expired                          (1,081)        (210,773)
Exercised                          (658)        (238,052)
                                  -----     ------------
Balance at March 31, 2005         3,047     $    734,758
                                  =====     ============

MID CAP VALUE SERIES PUT OPTIONS WRITTEN

                                NUMBER OF      PREMIUM
                                CONTRACTS      AMOUNT
                                ---------   ------------
Balance at September 30, 2004     2,015     $    219,161
Opened                            7,060          406,100
Bought Back                           -                -
Expired                          (2,310)        (237,283)
Exercised                        (1,250)        (152,608)
                                  -----     ------------
Balance at March 31, 2005         5,515     $    235,370
                                  =====     ============

   The following options written were outstanding for Mid Cap Growth Fund at March 31, 2005:

MID CAP GROWTH FUND CALL OPTIONS WRITTEN OUTSTANDING

                                 EXPIRATION  EXERCISE  NUMBER OF    MARKET
          COMMON STOCK              DATE      PRICE    CONTRACTS     VALUE
-------------------------------  ----------  --------  ---------  ----------
Harris Corporation                 5-23-05   $  65.00      150    $   24,000
LifePoint Hospitals, Inc.          5-23-05      40.00      231        99,330
Tractor Supply Company             7-18-05      45.00      250        52,500
                                                           ---    ----------
Total call options outstanding
(premiums received, $ 182,424)                             631    $  175,830
                                                           ===    ==========

MID CAP GROWTH FUND PUT OPTIONS WRITTEN OUTSTANDING

                                 EXPIRATION  EXERCISE  NUMBER OF    MARKET
         COMMON STOCK               DATE      PRICE    CONTRACTS     VALUE
-------------------------------  ----------  --------  ---------  ----------
Human Genome Sciences,
 Inc.                             4-18-05    $  12.50      820    $  278,800
                                                           ---    ----------
Total put options outstanding
(premiums received, $95,937)                               820    $  278,800
                                                           ===    ==========

Transactions in options written for Security Mid Cap Growth Fund for the period ended March 31, 2005 were as follows:

MID CAP GROWTH FUND CALL OPTIONS WRITTEN

                                NUMBER OF    PREMIUM
                                CONTRACTS     AMOUNT
                                ---------   ----------
Balance at September 30, 2004     1,058     $  217,053
Opened                            2,234        395,516
Bought Back                           -              -
Expired                            (590)      (103,708)
Exercised                        (2,071)      (326,437)
                                  -----     ----------
Balance at March 31, 2005           631     $  182,424
                                  =====     ==========

MID CAP GROWTH FUND PUT OPTIONS WRITTEN

                                NUMBER OF    PREMIUM
                                CONTRACTS     AMOUNT
                                ---------   ----------
Balance at September 30, 2004     2,789     $  248,993
Opened                              820         95,937
Bought Back                           -              -
Expired                            (500)       (31,289)
Exercised                        (2,289)      (217,704)
                                  -----     ----------
Balance at March 31, 2005           820     $   95,937
                                  =====     ==========

Notes to Financial Statements
March 31, 2005
(unaudited)

7. FEDERAL TAX MATTERS

   The tax character of distributions paid during the fiscal years ended September 30, 2004 and 2003, was the same as that reported in the Statement of Changes in Net Assets, except as follows:

                            ORDINARY    CAPITAL
2004                         INCOME      GAIN       TOTAL
------------------------   ---------   --------   ---------
Equity Series              $ 607,081   $ 77,431   $ 684,512
Alpha Opportunity Series     341,942     80,496     422,438

All tax distributions for 2003 were the same as those reported in the Statement of Changes in Net Assets.

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

As of September 30, 2004 the components of accumulated earnings/(deficit) on a tax basis were the same as those reported in the Statement of Assets and Liabilities, except as follows:

                                                                                                            CAPITAL LOSSES
                               UNDISTRIBUTED  UNDISTRIBUTED                 ACCUMULATED      UNREALIZED     AND UNREALIZED
                                 ORDINARY      LONG-TERM     ACCUMULATED    CAPITAL AND     APPRECIATION     APPRECIATION/
                                  INCOME          GAIN         EARNINGS    OTHER LOSSES*  (DEPRECIATION)**  (DEPRECIATION)
                               -------------  -------------  ------------  -------------  ----------------  --------------
Security Large Cap Value Fund  $       1,644  $           -  $      1,644  $ (14,399,492) $      2,272,256  $  (12,125,592)
Security Equity Fund:
   Global Series                           -              -             -    (17,051,955)       17,533,683         481,728
   Social Awareness Series                 -              -             -     (1,460,537)       (1,469,139)     (2,929,676)
   Mid Cap Value Series            1,509,480     26,644,993    28,154,473              -        66,032,843      94,187,316
   Small Cap Growth Series                 -              -             -     (8,761,254)        4,588,824      (4,172,430)
   Enhanced Index Series                   -              -             -     (5,167,570)           62,280      (5,105,290)
   Large Cap Growth Series                 -              -             -     (2,398,825)          155,717      (2,243,108)
   Alpha Opportunity Series        1,008,366        146,042     1,154,408              -           128,102       1,282,510
Security Mid Cap Growth Fund               -     13,025,807    13,025,807     (3,419,154)       25,853,016      35,459,669

*Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes.

**The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, the differences between book and tax basis passive foreign investment companies and bond discount accretion.

   In accordance with the provisions of the Internal Revenue Code, the percentage of ordinary dividends (including short-term capital gains) attributable to the fiscal year ended September 30, 2004, which qualify for the dividends received deduction for corporate shareholders is 100% for the Security Large Cap Value Fund and Mid Cap Value Series and 4% for the Alpha Opportunity Series.

   As of September 30, 2004, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and post-October losses that are deferred to the first day of the next fiscal year are as follows:

Notes to Financial Statements
March 31, 2005
(unaudited)

                                CAPITAL LOSS                 DEFERRED POST-
                                 CARRYOVERS    EXPIRES IN    OCTOBER LOSSES
                                -----------    ----------    ---------------
Security Large Cap Value Fund   $  5,190,501      2009          $     -
                                      56,003      2010
                                   9,152,988      2011
                                ------------
                                  14,399,492

  Global Series                      286,251      2008
                                   1,719,360      2009           64,170
                                   5,895,542      2010
                                   6,689,272      2011
                                   2,397,360      2012
                                ------------
                                  16,987,785

  Social Awareness Series            309,787      2009                -
                                     132,011      2010
                                   1,018,739      2011
                                ------------
                                   1,460,537

  Small Cap Growth Series          8,761,254      2010                -

  Enhanced Index Series              138,713      2009                -
                                     976,489      2010
                                   1,591,954      2011
                                   2,460,414      2012
                                ------------
                                   5,167,570

  Select 25(R) Series                368,467      2008                -
                                   2,259,072      2009
                                   3,363,943      2010
                                   2,960,418      2011
                                   3,051,714      2012
                                ------------
                                  12,003,614

  Large Cap Growth Series             58,405      2009                -
                                     296,393      2010
                                   1,736,216      2011
                                     307,811      2012
                                ------------
                                   2,398,825

Security Mid Cap Growth Fund       2,835,175      2009                -
                                     567,035      2010
                                      16,944      2011
                                ------------
                                   3,419,154

   The Security Equity Fund - Global Series obtained approximately $2,885,458 of capital losses (included above) from its merger with Security Equity Fund - International Series (see Note 8), which may be applied against realized net taxable capital gains in future years or until September 30, 2010, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

   Security Mid Cap Growth fund obtained approximately $3,419,154 of capital losses (included above) from its merger with Security Equity Fund - Technology Series (see Note 9), which may be applied against realized net taxable capital gains in future years or until September 30, 2011, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

   Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the "mark-to-market" of certain passive foreign investment companies (PFICs) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

8. ACQUISITION OF SECURITY EQUITY FUND - INTERNATIONAL SERIES

   Pursuant to a plan of reorganization approved by Security Equity Fund International Series shareholders, Security Equity Fund Global Series acquired all the net assets of International Series, which totalled $9,345,535 on the closing date of the reorganization, October 3, 2003. In exchange for the assets of International Series 793,162 shares of Global Series were distributed to International shareholders of record as of immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. International Series net assets included $432,828 of unrealized appreciation, $3,042 of accumulated net investment income and $3,019,816 of accumulated realized loss on sale of investments. The aggregate net assets of Global Series immediately before the acquisition totalled $68,353,149. Following the acquisition, the combined net assets of Global Series totalled $77,698,684.

9. ACQUISITION OF SECURITY EQUITY FUND-TECHNOLOGY SERIES

   Pursuant to a plan of reorganization approved by Security Equity Fund Technology Series shareholders, Security Mid Cap Growth Fund acquired all the net assets of Technology Series, which totalled $11,962,769 on the closing date of the reorganization October 3, 2003. In exchange for the assets of Technology Series 1,097,167 shares of Mid Cap Growth Fund were distributed to Technology shareholders of record as of immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Technology Series net assets included $1,703,882 of unrealized appreciation, $3,694 of accumulated net investment loss and $7,442,356 of accumulated realized loss on sale of investments. The aggregate net assets of Mid Cap Growth Fund immediately before the acquisition totalled $178,458,228. Following the acquisition, the combined net assets of Mid Cap Growth Fund totalled $190,420,997.

10. SUBSEQUENT EVENT

   At a meeting held on April 15, 2005, the Board of Directors of Security Large Cap Value Fund (the "Fund"), upon the recommendation of Fund management, approved the termination of the Investment sub-advisory agreement between the Fund's investment adviser, Security Management Company, LLC (the "Investment Manager"), and the Fund's current investment sub-adviser, The Dreyfus Corporation, effective on or about the close of business on June 30, 2005. Accordingly, after the termination of the sub-advisory agreement, the Investment Manager will assume responsibility for the daily investment management of the Fund's assets. The Board also approved, effective upon termination of the sub-advisory agreement and the Investment Manager's assumption of portfolio management responsibilities with respect to the Fund: (a) a reduction of the investment advisory fee payable to the Investment Manager from 0.75% to 0.65% of the Fund's average daily net assets on an annual basis, (b) changes to the Fund's principal investment strategies; and (c) replacement of the Fund's current benchmark, the S&P Barra Value Index, with Russell 1000 Value Index.

Director's Disclosure

DIRECTOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

   At an in-person meeting of the Funds' Boards of Directors held on November 18-19, 2004, called for the purpose of, among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, each Fund's Board of Directors, including the Independent Directors, unanimously approved the continuation for a one-year period of the investment advisory agreement between the Fund and Security Management Company, LLC ("SMC"), as well as each investment sub-advisory agreement applicable to the Fund. In reaching this conclusion, the Directors requested and obtained from SMC and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. Each Fund's Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations.

   In considering the proposed continuation of the investment advisory and sub-advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SMC and the investment sub-advisers; (2) the investment performance of the Funds, SMC and the various investment sub-advisers; (3) the costs of the services to be provided and profits to be realized by SMC and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether advisory and sub-advisory fee levels reflect these economies of scale for the benefit of Fund investors. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors' own business judgment, to be relevant. Following its review, each Fund's Board of Directors determined that the investment advisory agreement and each investment sub-advisory agreement applicable to the Fund (if any) will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory and investment sub-advisory agreements based upon the following considerations, among others:

   - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED. Each Board of Directors concluded that SMC and the investment sub-advisers retained to provide portfolio management services with respect to certain of the Funds are capable of providing high quality services to each Fund, as indicated by the nature and quality of services provided in the past, SMC's management capabilities demonstrated with respect to the Funds and other mutual funds managed by SMC, the professional qualifications and experience of SMC's and the various sub-advisers' portfolio managers, and SMC's investment and management oversight processes. The Directors also determined that SMC and the sub-advisers proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

   - THE INVESTMENT PERFORMANCE OF THE FUNDS. With respect to each Fund, the Directors concluded on the basis of information supplied by Lipper that SMC and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods. With respect to the Large Cap Value Fund, the Independent Directors recommended changes to the Fund's portfolio management arrangements in light of the Fund's performance, and renewed the investment sub-advisory agreement with respect to that Fund pending implementation of alternative portfolio management arrangements. In renewing the investment advisory agreement with respect to Security Equity Fund Social Awareness Series, the Board concluded that SMC's addition of experienced research analysts was an appropriate response to that Fund's below-median performance. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by SMC, the Directors concluded that SMC is capable of generating a level of long-term investment performance that is appropriate in light of the Funds' investment objectives, policies and strategies and competitive with many other investment companies.

   - THE COST OF ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY. On the basis of each Board's review of the fees to be charged by SMC for investment advisory and other services, and the estimated profitability of SMC's relationship with each Fund, each Board concluded that the level of investment advisory fees and SMC's profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and SMC and its affiliates. On the basis of comparative information supplied by Lipper the Directors determined that the advisory fees and estimated overall expense ratio of each Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size. With respect to the Alpha Opportunity Series and Small Cap Growth Series of Security Equity Fund, the Directors noted that each of these Funds had a strong performance record, which helped to compensate for each such Fund's higher-than-median expense ratio. Further, the Directors noted that the Alpha Opportunity Series' investment advisory fee and expense ratio were above median due, at least in part, to its strong performance relative to its benchmark index, which increased the advisory fee payable under that Fund's "fulcrum" advisory fee arrangement.

Director's Disclosure

   - WHETHER THE ADVISORY FEES REFLECT ECONOMIES OF SCALE. The Directors concluded that the Funds' investment advisory fees appropriately reflect the current economic environment for SMC and the competitive nature of the mutual fund market. The Directors further determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory fees.

   - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW. While the Funds' investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Funds other than Security Equity Fund Alpha Opportunity Series (whose investment advisory fee varies depending on that Fund's performance relative to its benchmark index) already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper and SMC's estimated profitability at current or foreseeable asset levels. The Directors also considered that they will have the opportunity to periodically re-examine whether a Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to SMC and fees payable by SMC to the investment sub-advisers, in the future.

   - BENEFITS (SUCH AS SOFT DOLLARS) TO SMC FROM ITS RELATIONSHIP WITH THE FUNDS (AND ANY CORRESPONDING BENEFITS TO THE FUNDS). The Directors concluded that other benefits described by SMC and the investment sub-advisers from their relationships with the Funds, including "soft dollar" benefits in connection with Fund brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Directors determined that the administration, transfer agency and fund accounting fees paid by the Funds to SMC are reasonable, fair and in the best interests of Fund shareholders in light of the nature and quality of the services provided, the associated costs, and the necessity of the services for the Funds' operations.

   - OTHER CONSIDERATIONS: In approving the investment advisory and sub-advisory agreements, the Directors determined that SMC has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Directors favorably considered the compliance track record of the Funds and SMC. The Directors also concluded that SMC has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to several of the Funds to the benefit of Fund shareholders.

Directors and Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

DIRECTORS

NAME
(DATE OF BIRTH)
YEAR ELECTED***               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------------------------------------------------------------------------------
Donald A. Chubb, Jr.**        Business broker, Griffith & Blair Realtors
(12-14-46)
1994

Harry W. Craig, Jr.**         Chairman, CEO, Secretary & Director, Martin Tractor Company, Inc.
(04-11-39)
2004

Penny A. Lumpkin**            Partner, Vivians' Gift Shop
(08-20-39)                    Vice President, Palmer Companies, Inc.
1993                          Vice President, PLB
                              Vice President, Town Crier
                              Vice President & Treasurer, Palmer News, Inc.
                              Vice President, M/S News, Inc.
                              Secretary, Kansas City Periodicals
                              Vice President, Bellaire Shopping Center
                              Partner, Goodwin Enterprises

Maynard F. Oliverius**        President & Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)
1998

John D. Cleland*              Retired. Prior to January 1, 2003, Senior Vice President, Security Benefit Group, Inc. &
(05-01-36)                    Security Benefit Life Insurance Company
1991 (Director)
2000 (Chairman of the Board)

Michael G. Odlum*             President & Managing Member Representative, Security Management Company, LLC
(01-12-52)                    President & Chief Operating Officer, Allied Investment Advisors, Inc.
2004 (President)              Principal, Vanguard Group
2004 (Director)

*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Each director oversees 35 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

OFFICERS

NAME
(DATE OF BIRTH)
TITLE
YEAR ELECTED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ------------------------------------------------------------------------------------------------
Steven M. Bowser              Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(02-11-60)                    Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company
Vice President
2003

Brenda M. Harwood             Assistant Vice President, Chief Compliance Officer & Treasurer, Security Management Company, LLC;
(11-03-63)                    Assistant Vice President, Security Benefit Life Insurance Company
Treasurer                     Vice President & Director, Security Distributors, Inc.
1988

Mark Lamb                     Vice President, Security Management Company, LLC,
(02-03-60)                    Security Benefit Life Insurance Company
Vice President
2003

Amy J. Lee                    Secretary, Security Management Company, LLC & Security Distributors, Inc.;
(06-05-61)                    Vice President, Associate General Counsel & Assistant Secretary, Secretary
Security                      Benefit Life Insurance Company
1987

Mark Mitchell                 Vice President & Portfolio Manager, Security Management Company, LLC
(08-24-64)
Vice President
2003

James P. Schier               Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(12-28-57)                    Vice President, Security Benefit Life Insurance Company
Vice President
1998

Cindy L. Shields              Vice President & Head of Equity Asset Management, Security Management Company, LLC,
(06-05-67)                    Security Benefit Life Insurance Company
Vice President
1988

Christopher D. Swickard       Assistant Secretary, Security Management Company, LLC
(10-09-65)                    Second Vice President & Counsel, Security Benefit Life Insurance Company
Assistant Secretary
1996

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the second and fourth quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

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                                      126

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                                      127

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                                      128

THE SECURITY GROUP OF MUTUAL FUNDS

   Security Equity Fund

      -  Alpha Opportunity Series

      -  Enhanced Index Series

      -  Equity Series

      -  Global Series

      -  Large Cap Growth Series

      -  Mid Cap Value Series

      -  Select 25(R) Series

      -  Small Cap Growth Series

      -  Social Awareness Series

   Security Large Cap Value Fund
   Security Mid Cap Growth Fund
   Security Income Fund

      -  Diversified Income Series

      -  High Yield Series

      -  Income Opportunity Series

      -  Capital Preservation Series

   Security Municipal Bond Fund
   Security Cash Fund

                      SECURITY FUNDS OFFICERS AND DIRECTORS

DIRECTORS
Donald A. Chubb, Jr.
John D. Cleland
Harry W. Craig, Jr.
Penny A. Lumpkin
Michael G. Odlum
Maynard F. Oliverius

OFFICERS
John D. Cleland, Chairman of the Board
Michael G. Odlum, President
Steve M. Bowser, Vice President
Mark Lamb, Vice President
Mark Mitchell, Vice President
James P. Schier, Vice President
Cindy L. Shields, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

[SECURITY DISTRIBUTORS, INC. LOGO]

One Security Benefit Place
Topeka, KS 66636-0001

ITEM 2.     CODE OF ETHICS.

            Not required at this time.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not required at this time.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not required at this time.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.    CONTROLS AND PROCEDURES.

            (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
                  1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

            (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.    EXHIBITS.

            (a)   (1)   Not required at this time.

                  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                 SECURITY LARGE CAP VALUE FUND

                                                 By: MICHAEL G. ODLUM
                                                     ---------------------------
                                                     Michael G. Odlum, President

                                                 Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                By: MICHAEL G. ODLUM
                                                    ----------------------------
                                                    Michael G. Odlum, President

                                                Date: May 27, 2005

                                                By: BRENDA M. HARWOOD
                                                    ----------------------------
                                                    Brenda M. Harwood, Treasurer

                                                Date: May 27, 2005